UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 11 of its series:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

Date of reporting period: Mach 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

March 31, 2017

Wells Fargo Diversified Capital Builder Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Diversified Capital Builder Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Diversified Capital Builder Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	13.78	11.85	5.97	20.73	13.19	6.60	1.14	1.14
Class B (EKBBX)*	9-11-1935	14.88	12.09	6.07	19.88	12.34	6.07	1.89	1.89
Class C (EKBCX)	1-22-1998	18.80	12.35	5.80	19.80	12.35	5.80	1.89	1.89
Administrator Class (EKBDX)	7-30-2010	–	–	–	20.82	13.40	6.78	1.06	1.05
Institutional Class (EKBYX)	1-26-1998	–	–	–	21.16	13.64	6.97	0.81	0.78
Diversified Capital Builder Blended Index[4]	–	–	–	–	17.31	11.68	7.61	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–	–	–	–	16.75	6.82	7.28	–	–
Russell 1000® Index[6]	–	–	–	–	17.43	13.26	7.58	–	–

*	At the close of business on May 5, 2017, existing Class B shareholders were converted to Class A shareholders. Effective May 6, 2017, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified Capital Builder Fund	5

Ten largest holdings (%) as of March 31, 2017[7]
Crown Castle International Corporation	4.80
Kinder Morgan Incorporated	4.17
Microsoft Corporation	4.05
Plains All American Pipeline LP	4.03
Broadcom Limited	3.36
Tesoro Logistics LP	3.19
CVS Health Corporation	3.15
Tronox Finance LLC, 6.38%, 8-15-2020	3.03
The Williams Companies Incorporated	2.83
Amphenol Corporation Class A	2.73

Portfolio allocation as of March 31, 2017[8]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.05% for Administrator Class, and 0.78% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the Russell 1000® Index (75%) and the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (25%). You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,079.34	$5.81	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.64	1.12%
Class B
Actual	$1,000.00	$1,074.40	$9.67	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.61	$9.40	1.87%
Class C
Actual	$1,000.00	$1,074.89	$9.67	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.61	$9.40	1.87%
Administrator Class
Actual	$1,000.00	$1,078.44	$5.39	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Class
Actual	$1,000.00	$1,080.50	$4.05	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund	7

Security name	Shares	Value

Common Stocks: 80.19%

Consumer Discretionary: 2.66%

Auto Components: 1.13%
Gentex Corporation	450,000	$9,598,500

Household Durables: 1.53%
Leggett & Platt Incorporated	210,000	10,567,200
Newell Rubbermaid Incorporated	50,000	2,358,500

		12,925,700

Consumer Staples: 10.11%

Food & Staples Retailing: 4.13%
CVS Health Corporation	340,000	26,690,000
Sysco Corporation	160,000	8,307,200

		34,997,200

Food Products: 4.68%
ConAgra Foods Incorporated	460,000	18,556,400
Lamb Weston Holdings Incorporated	500,001	21,030,042

		39,586,442

Personal Products: 1.30%
The Estee Lauder Companies Incorporated Class A	130,000	11,022,700

Energy: 15.42%

Oil, Gas & Consumable Fuels: 15.42%
Cabot Oil & Gas Corporation	25,000	597,750
EOG Resources Incorporated	35,000	3,414,250
EQT Corporation	100,000	6,110,000
Kinder Morgan Incorporated	1,625,000	35,327,500
Plains All American Pipeline LP	1,080,000	34,138,800
Tesoro Logistics LP	495,000	26,962,650
The Williams Companies Incorporated	810,000	23,967,900

		130,518,850

Health Care: 3.06%

Biotechnology: 0.20%
Shire plc ADR	10,000	1,742,300

Health Care Equipment & Supplies: 1.44%
Becton Dickinson & Company	10,000	1,834,400
C.R. Bard Incorporated	5,000	1,242,700
Teleflex Incorporated	43,000	8,330,390
West Pharmaceutical Services Incorporated	10,000	816,100

		12,223,590

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services: 0.37%
Thermo Fisher Scientific Incorporated	10,000	$1,536,000
Waters Corporation †	10,000	1,563,100

		3,099,100

Pharmaceuticals: 1.05%
Eli Lilly & Company	100,000	8,411,000
Mallinckrodt plc †	10,000	445,700

		8,856,700

Industrials: 9.95%

Aerospace & Defense: 6.31%
Curtiss-Wright Corporation	130,000	11,863,800
Huntington Ingalls Industries Incorporated	65,000	13,015,600
Lockheed Martin Corporation	29,000	7,760,400
Raytheon Company	100,000	15,250,000
TransDigm Group Incorporated «	25,000	5,504,000

		53,393,800

Building Products: 0.41%
Apogee Enterprises Incorporated	30,000	1,788,300
Lennox International Incorporated	10,000	1,673,000

		3,461,300

Electrical Equipment: 0.28%
AMETEK Incorporated	45,000	2,433,600

Machinery: 2.66%
IDEX Corporation	95,000	8,883,450
John Bean Technologies Corporation	155,000	13,632,250

		22,515,700

Trading Companies & Distributors: 0.29%
HD Supply Holdings Incorporated †	60,000	2,467,500

Information Technology: 24.98%

Communications Equipment: 0.34%
CommScope Holdings Incorporated †	70,000	2,919,700

Electronic Equipment, Instruments & Components: 2.86%
Amphenol Corporation Class A	325,000	23,130,250
Belden Incorporated	15,000	1,037,850

		24,168,100

Internet Software & Services: 0.99%
Akamai Technologies Incorporated †	140,000	8,358,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund	9

Security name	Shares	Value

IT Services: 3.68%
Computer Sciences Corporation	140,000	$9,661,400
Leidos Holdings Incorporated	420,000	21,478,800

		31,140,200

Semiconductors & Semiconductor Equipment: 9.59%
Broadcom Limited	130,000	28,464,800
Intel Corporation	100,000	3,607,000
Microsemi Corporation †	290,000	14,943,700
QUALCOMM Incorporated	85,000	4,873,900
Texas Instruments Incorporated	105,000	8,458,800
Versum Materials Incorporated	170,000	5,202,000
Xilinx Incorporated	270,000	15,630,300

		81,180,500

Software: 6.12%
Adobe Systems Incorporated †	135,000	17,567,550
Microsoft Corporation	520,000	34,247,200

		51,814,750

Technology Hardware, Storage & Peripherals: 1.40%
Diebold Incorporated	10,000	307,000
Western Digital Corporation	140,000	11,554,200

		11,861,200

Materials: 3.83%

Chemicals: 1.10%
Celanese Corporation Series A	90,000	8,086,500
Kooper Holdings Incorporated †	10,000	423,500
Olin Corporation	25,000	821,750

		9,331,750

Containers & Packaging: 2.73%
Sealed Air Corporation	530,000	23,097,400

Real Estate: 8.31%

Equity REITs: 8.31%
Crown Castle International Corporation	430,000	40,613,500
Equinix Incorporated	55,000	22,020,350
Saul Centers Incorporated	125,000	7,702,500

		70,336,350

Utilities: 1.87%

Gas Utilities: 1.87%
Atmos Energy Corporation	200,000	15,798,000

Total Common Stocks (Cost $586,349,643)		678,848,932

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 16.71%

Consumer Discretionary: 0.97%

Auto Components: 0.06%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	$506,250

Hotels, Restaurants & Leisure: 0.24%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	2,020,000

Media: 0.34%
McGraw-Hill Global Education Holdings LLC «144A	7.88	5-15-2024	3,000,000	2,902,500

Specialty Retail: 0.33%
Group 1 Automotive Incorporated	5.00	6-1-2022	500,000	503,750
Penske Auto Group Incorporated	5.75	10-1-2022	2,200,000	2,277,000

				2,780,750

Consumer Staples: 0.12%

Food Products: 0.12%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,020,000

Energy: 0.80%

Oil, Gas & Consumable Fuels: 0.80%
Plains All American Pipeline LP	4.65	10-15-2025	6,000,000	6,180,012
Tennessee Gas Pipeline Company	7.00	3-15-2027	534,000	633,121

				6,813,133

Health Care: 1.87%

Health Care Equipment & Supplies: 0.30%
Teleflex Incorporated	4.88	6-1-2026	2,500,000	2,512,500

Health Care Providers & Services: 1.38%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	7,512,000	7,587,120
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	1,010,000
HCA Incorporated	5.25	6-15-2026	2,000,000	2,095,200
HealthSouth Corporation	5.13	3-15-2023	1,000,000	1,000,000

				11,692,320

Health Care Technology: 0.19%
QuintilesIMS Holdings Incorporated 144A	4.88	5-15-2023	1,600,000	1,622,000

Industrials: 3.04%

Aerospace & Defense: 1.63%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,926,000	7,237,670
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,537,500
TransDigm Group Incorporated	6.38	6-15-2026	3,500,000	3,502,065
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,513,125

				13,790,360

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.18%
ACCO Brands Corporation 144A	5.25%	12-15-2024	$1,500,000	$1,507,500

Machinery: 0.36%
Oshkosh Corporation	5.38	3-1-2025	2,000,000	2,065,000
SPX FLOW Incorporated 144A	5.88	8-15-2026	1,000,000	1,008,750

				3,073,750

Trading Companies & Distributors: 0.87%
HD Supply Incorporated 144A	5.75	4-15-2024	5,015,000	5,274,777
Wesco Distribution Incorporated	5.38	6-15-2024	2,000,000	2,050,000

				7,324,777

Information Technology: 2.57%

Communications Equipment: 0.73%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,204,420

Electronic Equipment, Instruments & Components: 0.48%
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,992,500
Belden Incorporated 144A	5.50	9-1-2022	1,000,000	1,020,000

				4,012,500

Semiconductors & Semiconductor Equipment: 0.38%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,537,500
Microsemi Corporation 144A	9.13	4-15-2023	1,000,000	1,148,750
Versum Materials Incorporated 144A	5.50	9-30-2024	500,000	516,875

				3,203,125

Software: 0.85%
Nuance Communications Company 144A	6.00	7-1-2024	2,000,000	2,070,000
Symantec Corporation 144A	5.00	4-15-2025	5,000,000	5,116,640

				7,186,640

Technology Hardware, Storage & Peripherals: 0.13%
Diebold Incorporated	8.50	4-15-2024	1,000,000	1,105,000

Materials: 6.92%

Chemicals: 6.54%
A Schulman Incorporated	6.88	6-1-2023	6,375,000	6,614,063
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,456,175
Olin Corporation	5.50	8-15-2022	6,000,000	6,240,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,151,500
Scotts Miracle-Gro Company	6.00	10-15-2023	2,100,000	2,231,250
Tronox Finance LLC	6.38	8-15-2020	25,588,000	25,683,955

				55,376,943

Containers & Packaging: 0.38%
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,198,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate: 0.42%

Equity REITs: 0.42%
Equinix Incorporated	5.75%	1-1-2025	$1,000,000	$1,057,500
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	1,995,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	510,000

				3,562,500

Total Corporate Bonds and Notes (Cost $139,663,127)				141,414,968

Yankee Corporate Bonds and Notes: 2.40%

Health Care: 0.33%

Pharmaceuticals: 0.33%
Mallinckrodt plc 144A«	5.50	4-15-2025	3,000,000	2,760,000

Industrials: 0.24%

Electrical Equipment: 0.24%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	2,003,740

Information Technology: 1.83%

Technology Hardware, Storage & Peripherals: 1.83%
Seagate HDD	4.75	6-1-2023	9,500,000	9,547,500
Seagate HDD	4.88	6-1-2027	6,396,000	5,987,238

				15,534,738

Total Yankee Corporate Bonds and Notes (Cost $19,285,082)				20,298,478

	Yield		Shares
Short-Term Investments: 1.10%

Investment Companies: 1.10%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98		6,198,788	6,199,407
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63		3,096,035	3,096,035

Total Short-Term Investments (Cost $9,295,422)				9,295,442

Total investments in securities (Cost $754,593,274) *	100.40%	849,857,820
Other assets and liabilities, net	(0.40)	(3,353,097)

Total net assets	100.00%	$846,504,723

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $753,932,497 and unrealized gains (losses) consists of:

Gross unrealized gains	$106,114,583
Gross unrealized losses	(10,189,260)

Net unrealized gains	$95,925,323

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund	13

Assets
Investments
In unaffiliated securities (including $6,074,073 of securities loaned), at value (cost $745,297,852)	$840,562,378
In affiliated securities, at value (cost $9,295,422)	9,295,442

Total investments, at value (cost $754,593,274)	849,857,820
Receivable for Fund shares sold	3,936,285
Receivable for dividends and interest	2,818,253
Receivable for securities lending income	2,092
Prepaid expenses and other assets	166,337

Total assets	856,780,787

Liabilities
Payable for investments purchased	2,222,409
Payable for Fund shares redeemed	875,981
Payable upon receipt of securities loaned	6,197,209
Management fee payable	475,090
Distribution fees payable	64,024
Administration fees payable	143,711
Accrued expenses and other liabilities	297,640

Total liabilities	10,276,064

Total net assets	$846,504,723

NET ASSETS CONSIST OF
Paid-in capital	$723,437,354
Undistributed net investment income	377,678
Accumulated net realized gains on investments	27,425,145
Net unrealized gains on investments	95,264,546

Total net assets	$846,504,723

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$534,211,248
Shares outstanding – Class A1	54,369,509
Net asset value per share – Class A	$9.83
Maximum offering price per share – Class A2	$10.43
Net assets – Class B	$719,730
Shares outstanding – Class B1	72,341
Net asset value per share – Class B	$9.95
Net assets – Class C	$96,823,189
Shares outstanding – Class C1	9,856,400
Net asset value per share – Class C	$9.82
Net assets – Administrator Class	$20,476,395
Shares outstanding – Administrator Class[1]	2,082,261
Net asset value per share – Administrator Class	$9.83
Net assets – Institutional Class	$194,274,161
Shares outstanding – Institutional Class[1]	19,896,503
Net asset value per share – Institutional Class	$9.76

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified Capital Builder Fund	Statement of operations—six months ended March 31, 2017 (unaudited)

Investment income
Dividends	$7,382,359
Interest	4,764,568
Securities lending income, net	23,422
Income from affiliated securities	16,806

Total investment income	12,187,155

Expenses
Management fee	2,369,375
Administration fees
Class A	521,602
Class B	1,117
Class C	82,844
Administrator Class	13,256
Institutional Class	98,227
Shareholder servicing fees
Class A	620,955
Class B	1,330
Class C	98,624
Administrator Class	25,492
Distribution fees
Class B	3,989
Class C	295,871
Custody and accounting fees	22,693
Professional fees	22,992
Registration fees	32,230
Shareholder report expenses	21,767
Trustees’ fees and expenses	10,059
Other fees and expenses	2,599

Total expenses	4,245,022
Less: Fee waivers and/or expense reimbursements	(10,600)

Net expenses	4,234,422

Net investment income	7,952,733

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	26,764,087
Affiliated securities	690

Net realized gains on investments	26,764,777

Net change in unrealized gains (losses) on:
Unaffiliated securities	22,761,609
Affiliated securities	20

Net change in unrealized gains (losses) on investments	22,761,629

Net realized and unrealized gains (losses) on investments	49,526,406

Net increase in net assets resulting from operations	$57,479,139

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Diversified Capital Builder Fund	15

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment income		$7,952,733		$10,579,137
Net realized gains on investments		26,764,777		56,562,113
Net change in unrealized gains (losses) on investments		22,761,629		57,125,458

Net increase in net assets resulting from operations		57,479,139		124,266,708

Distributions to shareholders from
Net investment income
Class A		(5,159,782)		(7,154,781)
Class B		(3,723)		(13,202)
Class C		(610,736)		(576,356)
Administrator Class		(196,529)		(281,790)
Institutional Class		(2,027,261)		(2,192,889)
Net realized gains
Class A		(37,599,085)		(38,200,806)
Class B		(82,941)		(258,301)
Class C		(5,700,242)		(5,148,475)
Administrator Class		(1,444,857)		(504,792)
Institutional Class		(11,035,158)		(9,439,938)

Total distributions to shareholders		(63,860,314)		(63,771,330)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,502,464	73,243,579	3,675,778	34,640,601
Class B	8,989	89,544	6,490	57,479
Class C	3,493,942	34,050,361	1,407,777	13,010,103
Administrator Class	736,413	7,168,210	1,842,765	16,600,389
Institutional Class	7,595,203	73,895,717	2,616,107	24,432,480

		188,447,411		88,741,052

Reinvestment of distributions
Class A	4,297,385	40,747,585	5,090,728	43,117,960
Class B	7,409	70,848	25,632	216,784
Class C	599,537	5,674,913	606,197	5,111,831
Administrator Class	171,849	1,629,643	89,236	775,222
Institutional Class	1,287,009	12,135,285	1,260,658	10,654,067

		60,258,274		59,875,864

Payment for shares redeemed
Class A	(4,365,300)	(42,695,006)	(5,956,354)	(54,335,024)
Class B	(94,554)	(941,535)	(212,484)	(1,934,449)
Class C	(1,024,054)	(9,982,561)	(1,077,109)	(9,826,218)
Administrator Class	(972,961)	(9,626,881)	(650,695)	(5,982,660)
Institutional Class	(1,382,346)	(13,387,459)	(2,203,621)	(20,087,169)

		(76,633,442)		(92,165,520)

Net increase in net assets resulting from capital share transactions		172,072,243		56,451,396

Total increase in net assets		165,691,068		116,946,774

Net assets
Beginning of period		680,813,655		563,866,881

End of period		$846,504,723		$680,813,655

Undistributed net investment income		$377,678		$422,976

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.96	$9.12	$9.31	$7.89	$6.93	$5.65
Net investment income	0.11	0.17	0.11	0.09	0.12	0.15
Net realized and unrealized gains (losses) on investments	0.64	1.71	(0.20)	1.41	0.96	1.29

Total from investment operations	0.75	1.88	(0.09)	1.50	1.08	1.44
Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.10)	(0.08)	(0.12)	(0.16)
Net realized gains	(0.78)	(0.89)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.88)	(1.04)	(0.10)	(0.08)	(0.12)	(0.16)
Net asset value, end of period	$9.83	$9.96	$9.12	$9.31	$7.89	$6.93
Total return[1]	7.93%	22.85%	(1.05)%	19.10%	15.75%	25.58%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.19%	1.21%	1.20%	1.21%
Net expenses	1.12%	1.14%	1.19%	1.20%	1.20%	1.20%
Net investment income	2.14%	1.77%	1.17%	1.09%	1.66%	2.40%
Supplemental data
Portfolio turnover rate	29%	73%	69%	82%	70%	79%
Net assets, end of period (000s omitted)	$534,211	$467,503	$402,303	$431,388	$399,535	$390,705

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Capital Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.07	$9.19	$9.38	$7.95	$6.98	$5.69
Net investment income	0.07 [1]	0.09 [1]	0.04 [1]	0.03 [1]	0.07 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.64	1.75	(0.21)	1.41	0.96	1.28

Total from investment operations	0.71	1.84	(0.17)	1.44	1.03	1.39
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.02)	(0.01)	(0.06)	(0.10)
Net realized gains	(0.78)	(0.89)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.83)	(0.96)	(0.02)	(0.01)	(0.06)	(0.10)
Net asset value, end of period	$9.95	$10.07	$9.19	$9.38	$7.95	$6.98
Total return[2]	7.44%	22.06%	(1.86)%	18.15%	14.87%	24.62%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.89%	1.94%	1.96%	1.95%	1.96%
Net expenses	1.87%	1.89%	1.94%	1.95%	1.95%	1.95%
Net investment income	1.50%	0.99%	0.44%	0.34%	0.94%	1.65%
Supplemental data
Portfolio turnover rate	29%	73%	69%	82%	70%	79%
Net assets, end of period (000s omitted)	$720	$1,515	$3,042	$5,180	$6,502	$8,077

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.96	$9.12	$9.32	$7.90	$6.94	$5.66
Net investment income	0.07	0.10	0.05	0.03	0.07	0.10
Net realized and unrealized gains (losses) on investments	0.64	1.72	(0.22)	1.41	0.96	1.29

Total from investment operations	0.71	1.82	(0.17)	1.44	1.03	1.39
Distributions to shareholders from
Net investment income	(0.07)	(0.09)	(0.03)	(0.02)	(0.07)	(0.11)
Net realized gains	(0.78)	(0.89)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.85)	(0.98)	(0.03)	(0.02)	(0.07)	(0.11)
Net asset value, end of period	$9.82	$9.96	$9.12	$9.32	$7.90	$6.94
Total return[1]	7.49%	21.96%	(1.88)%	18.21%	14.86%	24.63%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.89%	1.94%	1.96%	1.95%	1.96%
Net expenses	1.87%	1.89%	1.94%	1.95%	1.95%	1.95%
Net investment income	1.37%	1.03%	0.41%	0.34%	0.91%	1.65%
Supplemental data
Portfolio turnover rate	29%	73%	69%	82%	70%	79%
Net assets, end of period (000s omitted)	$96,823	$67,630	$53,373	$45,670	$39,758	$38,279

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.97	$9.12	$9.32	$7.90	$6.94	$5.66
Net investment income	0.12	0.18 [1]	0.14 [1]	0.12 [1]	0.14 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.62	1.73	(0.22)	1.41	0.96	1.28

Total from investment operations	0.74	1.91	(0.08)	1.53	1.10	1.45
Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.12)	(0.11)	(0.14)	(0.17)
Net realized gains	(0.78)	(0.89)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.88)	(1.06)	(0.12)	(0.11)	(0.14)	(0.17)
Net asset value, end of period	$9.83	$9.97	$9.12	$9.32	$7.90	$6.94
Total return[2]	7.84%	23.14%	(0.92)%	19.39%	16.06%	25.84%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.06%	1.05%	1.04%	1.04%	1.03%
Net expenses	1.04%	1.03%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.27%	1.89%	1.41%	1.33%	1.84%	2.65%
Supplemental data
Portfolio turnover rate	29%	73%	69%	82%	70%	79%
Net assets, end of period (000s omitted)	$20,476	$21,398	$7,898	$9,411	$6,836	$3,015

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.90	$9.07	$9.27	$7.85	$6.90	$5.62
Net investment income	0.13	0.20	0.15	0.13 [1]	0.15	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.62	1.71	(0.21)	1.41	0.95	1.28

Total from investment operations	0.75	1.91	(0.06)	1.54	1.10	1.46
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.14)	(0.12)	(0.15)	(0.18)
Net realized gains	(0.78)	(0.89)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.89)	(1.08)	(0.14)	(0.12)	(0.15)	(0.18)
Net asset value, end of period	$9.76	$9.90	$9.07	$9.27	$7.85	$6.90
Total return[2]	8.05%	23.28%	(0.75)%	19.68%	16.17%	26.23%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.81%	0.79%	0.78%	0.77%	0.78%
Net expenses	0.78%	0.78%	0.77%	0.78%	0.77%	0.78%
Net investment income	2.45%	2.14%	1.58%	1.52%	2.08%	2.80%
Supplemental data
Portfolio turnover rate	29%	73%	69%	82%	70%	79%
Net assets, end of period (000s omitted)	$194,274	$122,769	$97,251	$100,160	$149,790	$142,256

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

22	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	23

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$22,524,200	$0	$0	$22,524,200
Consumer staples	85,606,342	0	0	85,606,342
Energy	130,518,850	0	0	130,518,850
Health care	25,921,690	0	0	25,921,690
Industrials	84,271,900	0	0	84,271,900
Information technology	211,442,450	0	0	211,442,450
Materials	32,429,150	0	0	32,429,150
Real estate	70,336,350	0	0	70,336,350
Utilities	15,798,000	0	0	15,798,000

Corporate bonds and notes	0	141,414,968	0	141,414,968

Yankee corporate bonds and notes	0	20,298,478	0	20,298,478

Short-term investments
Investment companies	3,096,035	0	0	3,096,035
Investments measured at net asset value*				6,199,407
Total assets	$681,944,967	$161,713,446	$0	$849,857,820

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,199,407 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the

24	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.05% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $6,540 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $14,537 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $60,743 from the sale of Class A shares and $37 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $339,360,072 and $218,202,345, respectively.

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	25

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo Diversified Capital Builder Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Diversified Capital Builder Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Diversified Capital Builder Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Diversified Capital Builder Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302881 05-17 SA225/SAR225 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Diversified Income Builder Fund

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The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Diversified Income Builder Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Diversified Income Builder Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Diversified Income Builder Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Diversified Income Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKSAX)	4-14-1987	6.89	6.58	5.02	13.40	7.87	5.64	1.08	1.08
Class B (EKSBX)*	2-1-1993	7.71	6.78	5.11	12.71	7.08	5.11	1.83	1.83
Class C (EKSCX)	2-1-1993	11.73	7.09	4.87	12.73	7.09	4.87	1.83	1.83
Administrator Class (EKSDX)	7-30-2010	–	–	–	13.62	8.07	5.76	1.00	0.90
Institutional Class (EKSYX)	1-13-1997	–	–	–	14.04	8.29	5.97	0.75	0.71
Diversified Income Builder Blended Index[4]	–	–	–	–	16.97	8.46	7.46	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–	–	–	–	16.75	6.82	7.28	–	–
Russell 1000® Index[6]	–	–	–	–	17.43	13.26	7.58	–	–

*	At the close of business on May 5, 2017, existing Class B shareholders were converted to Class A shareholders. Effective May 6, 2017, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified Income Builder Fund	5

Ten largest holdings (%) as of March 31, 2017[7]
Tronox Finance LLC, 6.38%, 8-15-2020	3.02
AMN Healthcare Incorporated, 5.13%, 10-1-2024	2.27
Lamb Weston Holdings Incorporated, 4.63%, 11-1-2024	2.17
Crown Castle International Corporation	2.16
National Fuel Gas Company	2.08
HD Supply Incorporated, 5.75%, 4-15-2024	1.97
TransDigm Group Incorporated, 6.38%, 6-15-2026	1.93
Koppers Incorporated, 6.00%, 2-15-2025	1.90
Penske Auto Group Incorporated, 5.75%, 10-1-2022	1.83
Orbital ATK Incorporated, 5.50%, 10-1-2023	1.79

Portfolio allocation as of March 31, 2017[8]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (75%) and Russell 1000® Index (25%). You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified Income Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,043.37	$5.40	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Class B
Actual	$1,000.00	$1,041.06	$9.21	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.91	$9.10	1.81%
Class C
Actual	$1,000.00	$1,041.11	$9.21	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.91	$9.10	1.81%
Administrator Class
Actual	$1,000.00	$1,044.75	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,045.75	$3.62	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58	0.71%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund	7

Security name	Shares	Value

Common Stocks: 28.78%

Consumer Discretionary: 1.00%

Auto Components: 0.35%
Gentex Corporation	100,000	$2,133,000

Household Durables: 0.65%
Leggett & Platt Incorporated	65,000	3,270,800
Newell Rubbermaid Incorporated	15,000	707,550

		3,978,350

Consumer Staples: 4.24%

Food & Staples Retailing: 1.96%
CVS Health Corporation	120,000	9,420,000
Sysco Corporation	50,000	2,596,000

		12,016,000

Food Products: 1.79%
ConAgra Foods Incorporated	125,000	5,042,500
Lamb Weston Holdings Incorporated	140,000	5,888,400

		10,930,900

Personal Products: 0.49%
The Estee Lauder Companies Incorporated Class A	35,000	2,967,650

Energy: 5.76%

Oil, Gas & Consumable Fuels: 5.76%
EOG Resources Incorporated	10,000	975,500
EQT Corporation	30,000	1,833,000
Kinder Morgan Incorporated	460,000	10,000,400
Plains All American Pipeline LP	310,000	9,799,100
Tesoro Logistics LP	145,000	7,898,150
The Williams Companies Incorporated	160,000	4,734,400

		35,240,550

Health Care: 0.67%

Health Care Equipment & Supplies: 0.54%
Teleflex Incorporated	15,000	2,905,950
West Pharmaceutical Services Incorporated	5,000	408,050

		3,314,000

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	5,000	768,000

Industrials: 2.90%

Aerospace & Defense: 2.28%
Curtiss-Wright Corporation	40,000	3,650,400
Huntington Ingalls Industries Incorporated	20,000	4,004,800

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
Lockheed Martin Corporation	1,000	$267,600
Raytheon Company	25,000	3,812,500
TransDigm Group Incorporated †	10,000	2,201,600

		13,936,900

Building Products: 0.13%
Lennox International Incorporated	5,000	836,500

Machinery: 0.29%
John Bean Technologies Corporation	20,000	1,759,000

Trading Companies & Distributors: 0.20%
HD Supply Holdings Incorporated †	30,000	1,233,750

Information Technology: 8.21%

Electronic Equipment, Instruments & Components: 0.58%
Amphenol Corporation Class A	50,000	3,558,500

Internet Software & Services: 0.15%
Akamai Technologies Incorporated †	15,000	895,500

IT Services: 0.75%
Leidos Holdings Incorporated	90,000	4,602,600

Semiconductors & Semiconductor Equipment: 3.84%
Broadcom Limited	40,000	8,758,400
Intel Corporation	50,000	1,803,500
Microsemi Corporation †	80,000	4,122,400
QUALCOMM Incorporated	25,000	1,433,500
Texas Instruments Incorporated	30,000	2,416,800
Versum Materials Incorporated	30,000	918,000
Xilinx Incorporated	70,000	4,052,300

		23,504,900

Software: 2.42%
Adobe Systems Incorporated †	35,000	4,554,550
Microsoft Corporation	155,000	10,208,300

		14,762,850

Technology Hardware, Storage & Peripherals: 0.47%
Western Digital Corporation	35,000	2,888,550

Materials: 1.47%

Chemicals: 0.33%
Celanese Corporation Series A	20,000	1,797,000
Kooper Holdings Incorporated †	5,000	211,750

		2,008,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund	9

Security name			Shares	Value

Containers & Packaging: 1.14%
Sealed Air Corporation			160,000	$6,972,800

Real Estate: 3.50%

Equity REITs: 3.50%
Crown Castle International Corporation			140,000	13,223,000
Equinix Incorporated			15,000	6,005,550
Saul Centers Incorporated			35,000	2,156,700

				21,385,250

Utilities: 1.03%

Gas Utilities: 1.03%
Atmos Energy Corporation			80,000	6,319,200

Total Common Stocks (Cost $158,205,238)				176,013,500

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 63.58%

Consumer Discretionary: 7.14%

Auto Components: 2.44%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	3,974,063
Lear Corporation	4.75	1-15-2023	4,875,000	5,049,715
Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,876,220

				14,899,998

Hotels, Restaurants & Leisure: 0.78%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,747,000

Media: 1.36%
McGraw-Hill Global Education Holdings LLC 144A «	7.88	5-15-2024	8,598,000	8,318,565

Specialty Retail: 2.56%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,486,398
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,191,455

				15,677,853

Consumer Staples: 2.48%

Food Products: 2.48%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	13,260,000
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,915,000

				15,175,000

Energy: 2.17%

Oil, Gas & Consumable Fuels: 2.17%
Kinder Morgan Energy Partners LP	4.30	6-1-2025	3,500,000	3,575,306
ONEOK Incorporated	4.25	2-1-2022	3,737,000	3,811,740
Plains All American Pipeline LP	3.85	10-15-2023	2,345,000	2,351,106

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Company	7.00%	3-15-2027	$3,000,000	$3,556,857

				13,295,009

Health Care: 7.36%

Health Care Equipment & Supplies: 1.15%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,030,000
Teleflex Incorporated	4.88	6-1-2026	6,000,000	6,030,000

				7,060,000

Health Care Providers & Services: 4.89%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	13,750,000	13,887,500
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	3,030,000
HCA Incorporated	5.25	6-15-2026	5,000,000	5,238,000
HCA Incorporated	5.38	2-1-2025	5,500,000	5,720,000
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,000,000

				29,875,500

Health Care Technology: 1.32%
QuintilesIMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	7,096,250
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	1,003,750

				8,100,000

Industrials: 14.16%

Aerospace & Defense: 6.67%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,000,000	8,360,000
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,637,500
Orbital ATK Incorporated	5.50	10-1-2023	10,640,000	10,959,200
TransDigm Group Incorporated	6.38	6-15-2026	11,800,000	11,806,962
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,035,000

				40,798,662

Commercial Services & Supplies: 0.82%
ACCO Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,025,000

Construction & Engineering: 0.33%
Aecom Company 144A	5.13	3-15-2027	2,000,000	2,005,000

Machinery: 2.44%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,195,581
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,794,438
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,539,375
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,374,620

				14,904,014

Road & Rail: 0.43%
The Hertz Corporation 144A «	5.50	10-15-2024	3,000,000	2,606,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors: 3.47%
HD Supply Incorporated 144A	5.75%	4-15-2024	$11,450,000	$12,043,110
Wesco Distribution Incorporated	5.38	6-15-2024	8,974,000	9,198,350

				21,241,460

Information Technology: 11.82%

Communications Equipment: 1.60%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,801,950

Electronic Equipment, Instruments & Components: 1.92%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	4,160,000
Belden Incorporated 144A	5.25	7-15-2024	3,485,000	3,476,288
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	4,080,000

				11,716,288

IT Services: 0.33%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,037,500

Semiconductors & Semiconductor Equipment: 4.63%
Micron Technology Incorporated 144A	5.25	8-1-2023	3,700,000	3,792,500
Micron Technology Incorporated 144A	5.25	1-15-2024	3,000,000	3,081,570
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	7,003,125
Micron Technology Incorporated 144A	7.50	9-15-2023	1,000,000	1,116,250
Microsemi Corporation 144A	9.13	4-15-2023	3,328,000	3,823,040
Versum Materials Incorporated 144A	5.50	9-30-2024	9,196,000	9,506,365

				28,322,850

Software: 1.62%
CommScope Technologies LLC 144A	5.00	3-15-2027	1,000,000	998,450
Nuance Communications Company 144A	6.00	7-1-2024	2,000,000	2,070,000
Symantec Corporation 144A	5.00	4-15-2025	6,705,000	6,861,414

				9,929,864

Technology Hardware, Storage & Peripherals: 1.72%
Diebold Incorporated	8.50	4-15-2024	8,500,000	9,392,500
Western Digital Corporation 144A	7.38	4-1-2023	1,000,000	1,096,250

				10,488,750

Materials: 13.65%

Chemicals: 7.73%
A. Schulman Incorporated	6.88	6-1-2023	7,500,000	7,781,250
Koppers Incorporated 144A	6.00	2-15-2025	11,250,000	11,615,625
Olin Corporation	5.50	8-15-2022	8,500,000	8,840,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	8,050,500
Scotts Miracle-Gro Company 144A	5.25	12-15-2026	4,000,000	4,050,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	6,375,000
Valvoline Incorporated 144A	5.50	7-15-2024	500,000	525,000

				47,237,375

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 2.54%
Ball Corporation	5.00%	3-15-2022	$2,500,000	$2,637,500
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,562,500
Berry Plastics Corporation	6.00	10-15-2022	4,100,000	4,335,750
Greif Incorporated	7.75	8-1-2019	545,000	603,586
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,882,500
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	530,000

				15,551,836

Metals & Mining: 3.38%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,193,000
Tronox Finance LLC «	6.38	8-15-2020	18,400,000	18,469,000

				20,662,000

Real Estate: 2.72%

Equity REITs: 2.72%
Equinix Incorporated	5.38	5-15-2027	3,000,000	3,097,500
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,586,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	6,500,000	6,483,750
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	4,005,540
Sabra Health Care REIT Incorporated	5.38	6-1-2023	1,500,000	1,477,500

				16,650,540

Utilities: 2.08%

Gas Utilities: 2.08%
National Fuel Gas Company	4.90	12-1-2021	12,000,000	12,702,540

Total Corporate Bonds and Notes (Cost $382,917,563)				388,830,804

Yankee Corporate Bonds and Notes: 6.06%

Health Care: 1.70%

Pharmaceuticals: 1.70%
Mallinckrodt plc 144A «	5.50	4-15-2025	5,655,000	5,202,600
Mallinckrodt plc 144A «	5.63	10-15-2023	5,500,000	5,225,000

				10,427,600

Industrials: 1.74%

Electrical Equipment: 1.74%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,712,529
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,909,375

				10,621,904

Information Technology: 2.62%

Technology Hardware, Storage & Peripherals: 2.62%
Seagate HDD	4.75	6-1-2023	8,500,000	8,542,500
Seagate HDD	4.88	6-1-2027	8,000,000	7,488,728

				16,031,228

Total Yankee Corporate Bonds and Notes (Cost $36,708,445)				37,080,732

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 4.62%

Investment Companies: 4.62%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	23,963,123	$23,965,519
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	4,250,236	4,250,236

Total Short-Term Investments (Cost $28,215,146)			28,215,755

Total investments in securities (Cost $606,046,392) *	103.04%	630,140,791
Other assets and liabilities, net	(3.04)	(18,586,482)

Total net assets	100.00%	$611,554,309

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $606,046,392 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,658,442
Gross unrealized losses	(5,564,043)

Net unrealized gains	$24,094,399

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified Income Builder Fund	Statement of assets and liabilities—March 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $23,347,526 of securities loaned), at value (cost $577,831,246)	$601,925,036
In affiliated securities, at value (cost $28,215,146)	28,215,755

Total investments, at value (cost $606,046,392)	630,140,791
Receivable for Fund shares sold	3,194,764
Receivable for dividends and interest	7,255,563
Receivable for securities lending income	10,523
Prepaid expenses and other assets	113,687

Total assets	640,715,328

Liabilities
Distributions payable	199,349
Payable for investments purchased	2,759,859
Payable for Fund shares redeemed	1,622,761
Payable upon receipt of securities loaned	23,964,910
Management fee payable	287,766
Distribution fees payable	98,864
Administration fees payable	93,721
Accrued expenses and other liabilities	133,789

Total liabilities	29,161,019

Total net assets	$611,554,309

NET ASSETS CONSIST OF
Paid-in capital	$578,768,676
Overdistributed net investment income	(153,910)
Accumulated net realized gains on investments	8,845,144
Net unrealized gains on investments	24,094,399

Total net assets	$611,554,309

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$183,194,849
Shares outstanding – Class A1	29,346,886
Net asset value per share – Class A	$6.24
Maximum offering price per share – Class A2	$6.62
Net assets – Class B	$325,929
Shares outstanding – Class B1	51,996
Net asset value per share – Class B	$6.27
Net assets – Class C	$146,937,834
Shares outstanding – Class C1	23,485,682
Net asset value per share – Class C	$6.26
Net assets – Administrator Class	$46,360,162
Shares outstanding – Administrator Class[1]	7,582,222
Net asset value per share – Administrator Class	$6.11
Net assets – Institutional Class	$234,735,535
Shares outstanding – Institutional Class[1]	38,431,210
Net asset value per share – Institutional Class	$6.11

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund	15

Investment income
Interest	$10,218,532
Dividends	2,048,185
Securities lending income, net	73,349
Income from affiliated securities	18,078

Total investment income	12,358,144

Expenses
Management fee	1,452,145
Administration fees
Class A	181,126
Class B	389
Class C	143,645
Administrator Class	33,114
Institutional Class	109,920
Shareholder servicing fees
Class A	215,626
Class B	463
Class C	171,006
Administrator Class	63,404
Distribution fees
Class B	1,389
Class C	513,017
Custody and accounting fees	16,845
Professional fees	28,951
Registration fees	54,100
Shareholder report expenses	23,230
Trustees’ fees and expenses	7,558
Other fees and expenses	5,475

Total expenses	3,021,403
Less: Fee waivers and/or expense reimbursements	(37,509)

Net expenses	2,983,894

Net investment income	9,374,250

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	8,845,570

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,158,578
Affiiliated securities	609

Net change in unrealized gains (losses) on investments	5,159,187

Net realized and unrealized gains (losses) on investments	14,004,757

Net increase in net assets resulting from operations	$23,379,007

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified Income Builder Fund	Statement of changes in net assets

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment income		$9,374,250		$13,285,487
Net realized gains on investments		8,845,570		3,608,586
Net change in unrealized gains (losses) on investments		5,159,187		38,971,424

Net increase in net assets resulting from operations		23,379,007		55,865,497

Distributions to shareholders from
Net investment income
Class A		(3,103,915)		(4,830,169)
Class B		(5,292)		(26,929)
Class C		(1,950,084)		(3,170,739)
Administrator Class		(976,122)		(1,702,969)
Institutional Class		(3,324,303)		(3,550,714)
Net realized gains
Class A		(1,136,813)		(4,558,034)
Class B		(2,603)		(41,594)
Class C		(905,222)		(3,924,833)
Administrator Class		(289,153)		(1,131,639)
Institutional Class		(1,137,209)		(2,810,835)

Total distributions to shareholders		(12,830,716)		(25,748,455)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,966,412	61,353,599	7,444,175	43,402,347
Class B	784	4,818	9,699	56,089
Class C	4,900,178	30,199,985	5,591,017	32,728,412
Administrator Class	3,069,878	18,484,674	10,156,014	57,752,782
Institutional Class	21,738,228	130,934,010	12,005,792	68,220,100

		240,977,086		202,159,730

Reinvestment of distributions
Class A	645,736	3,970,448	1,540,577	8,715,930
Class B	985	6,070	8,851	49,757
Class C	398,611	2,455,542	1,039,282	5,870,456
Administrator Class	202,079	1,215,021	501,237	2,803,982
Institutional Class	624,310	3,760,299	916,214	5,097,329

		11,407,380		22,537,454

Payment for shares redeemed
Class A	(6,481,286)	(40,313,221)	(6,057,888)	(35,108,089)
Class B	(25,573)	(158,082)	(186,708)	(1,095,883)
Class C	(2,960,931)	(18,265,796)	(4,790,025)	(27,491,552)
Administrator Class	(7,360,122)	(43,833,033)	(4,588,670)	(25,939,656)
Institutional Class	(4,631,045)	(27,793,278)	(6,093,878)	(34,215,881)

		(130,363,410)		(123,851,061)

Net increase in net assets resulting from capital share transactions		122,021,056		100,846,123

Total increase in net assets		132,569,347		130,963,165

Net assets
Beginning of period		478,984,962		348,021,797

End of period		$611,554,309		$478,984,962

Overdistributed net investment income		$(153,910)		$(168,444)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.13	$5.71	$6.37	$6.13	$6.00	$5.26
Net investment income	0.11	0.20	0.21	0.23	0.25	0.28
Net realized and unrealized gains (losses) on investments	0.15	0.64	(0.31)	0.38	0.13	0.74

Total from investment operations	0.26	0.84	(0.10)	0.61	0.38	1.02
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.21)	(0.23)	(0.25)	(0.28)
Net realized gains	(0.04)	(0.21)	(0.35)	(0.14)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.42)	(0.56)	(0.37)	(0.25)	(0.28)
Net asset value, end of period	$6.24	$6.13	$5.71	$6.37	$6.13	$6.00
Total return[1]	4.34%	15.39%	(1.92)%	10.13%	6.37%	19.86%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.08%	1.11%	1.13%	1.12%	1.14%
Net expenses	1.06%	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income	3.60%	3.55%	3.38%	3.60%	4.03%	4.93%
Supplemental data
Portfolio turnover rate	26%	38%	63%	52%	60%	72%
Net assets, end of period (000s omitted)	$183,195	$154,496	$127,242	$143,062	$159,229	$145,156

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.15	$5.73	$6.40	$6.15	$6.02	$5.28
Net investment income	0.09 [1]	0.16 [1]	0.16 [1]	0.18 [1]	0.21 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	0.16	0.63	(0.32)	0.39	0.12	0.74

Total from investment operations	0.25	0.79	(0.16)	0.57	0.33	0.98
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.16)	(0.18)	(0.20)	(0.24)
Net realized gains	(0.04)	(0.21)	(0.35)	(0.14)	0.00	0.00

Total distributions to shareholders	(0.13)	(0.37)	(0.51)	(0.32)	(0.20)	(0.24)
Net asset value, end of period	$6.27	$6.15	$5.73	$6.40	$6.15	$6.02
Total return[2]	4.11%	14.49%	(2.80)%	9.46%	5.57%	18.92%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.83%	1.86%	1.88%	1.87%	1.88%
Net expenses	1.81%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income	2.88%	2.80%	2.65%	2.86%	3.31%	4.21%
Supplemental data
Portfolio turnover rate	26%	38%	63%	52%	60%	72%
Net assets, end of period (000s omitted)	$326	$466	$1,398	$3,256	$4,557	$6,449

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.14	$5.72	$6.39	$6.14	$6.01	$5.27
Net investment income	0.09 [1]	0.16 [1]	0.16 [1]	0.18	0.20	0.24
Net realized and unrealized gains (losses) on investments	0.16	0.63	(0.32)	0.39	0.13	0.74

Total from investment operations	0.25	0.79	(0.16)	0.57	0.33	0.98
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.16)	(0.18)	(0.20)	(0.24)
Net realized gains	(0.04)	(0.21)	(0.35)	(0.14)	0.00	0.00

Total distributions to shareholders	(0.13)	(0.37)	(0.51)	(0.32)	(0.20)	(0.24)
Net asset value, end of period	$6.26	$6.14	$5.72	$6.39	$6.14	$6.01
Total return[2]	4.11%	14.51%	(2.81)%	9.47%	5.58%	18.94%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.83%	1.86%	1.88%	1.87%	1.89%
Net expenses	1.81%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income	2.86%	2.80%	2.62%	2.85%	3.29%	4.18%
Supplemental data
Portfolio turnover rate	26%	38%	63%	52%	60%	72%
Net assets, end of period (000s omitted)	$146,938	$129,856	$110,457	$111,045	$112,113	$114,896

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.00	$5.60	$6.25	$6.01	$5.89	$5.16
Net investment income	0.11 [1]	0.21 [1]	0.21 [1]	0.24	0.26	0.28
Net realized and unrealized gains (losses) on investments	0.15	0.61	(0.30)	0.38	0.12	0.74

Total from investment operations	0.26	0.82	(0.09)	0.62	0.38	1.02
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.21)	(0.24)	(0.26)	(0.29)
Net realized gains	(0.04)	(0.21)	(0.35)	(0.14)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.42)	(0.56)	(0.38)	(0.26)	(0.29)
Net asset value, end of period	$6.11	$6.00	$5.60	$6.25	$6.01	$5.89
Total return[2]	4.48%	15.45%	(1.69)%	10.46%	6.43%	20.15%
Ratios to average net assets (annualized)
Gross expenses	0.98%	1.00%	0.97%	0.96%	0.96%	0.97%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.85%	3.72%	3.56%	3.77%	4.21%	5.10%
Supplemental data
Portfolio turnover rate	26%	38%	63%	52%	60%	72%
Net assets, end of period (000s omitted)	$46,360	$70,051	$31,367	$48,690	$43,135	$35,727

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.00	$5.59	$6.25	$6.01	$5.88	$5.16
Net investment income	0.12 [1]	0.23	0.24	0.25 [1]	0.27 [1]	0.30 [1]
Net realized and unrealized gains (losses) on investments	0.15	0.61	(0.32)	0.38	0.13	0.72

Total from investment operations	0.27	0.84	(0.08)	0.63	0.40	1.02
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.23)	(0.25)	(0.27)	(0.30)
Net realized gains	(0.04)	(0.21)	(0.35)	(0.14)	0.00	0.00

Total distributions to shareholders	(0.16)	(0.43)	(0.58)	(0.39)	(0.27)	(0.30)
Net asset value, end of period	$6.11	$6.00	$5.59	$6.25	$6.01	$5.88
Total return[2]	4.58%	15.88%	(1.65)%	10.68%	6.83%	20.18%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.75%	0.71%	0.70%	0.69%	0.71%
Net expenses	0.71%	0.71%	0.69%	0.70%	0.69%	0.71%
Net investment income	3.93%	3.92%	3.76%	3.98%	4.43%	5.32%
Supplemental data
Portfolio turnover rate	26%	38%	63%	52%	60%	72%
Net assets, end of period (000s omitted)	$234,736	$124,116	$77,558	$61,133	$49,807	$59,031

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	23

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

24	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$6,111,350	$0	$0	$6,111,350
Consumer staples	25,914,550	0	0	25,914,550
Energy	35,240,550	0	0	35,240,550
Health care	4,082,000	0	0	4,082,000
Industrials	17,766,150	0	0	17,766,150
Information technology	50,212,900	0	0	50,212,900
Materials	8,981,550	0	0	8,981,550
Real estate	21,385,250	0	0	21,385,250
Utilities	6,319,200	0	0	6,319,200

Corporate bonds and notes	0	388,830,804	0	388,830,804

Yankee corporate bonds and notes	0	37,080,732	0	37,080,732

Short-term investments
Investment companies	4,250,236	0	0	4,250,236
Investments measured at net asset value*				23,965,519
Total assets	$180,263,736	$425,911,536	$0	$630,140,791

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $23,965,519 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	25

connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class B shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.71% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $13,663 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $10,871 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $56,255 from the sale of Class A shares and $124 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $279,899,666 and $142,775,826 respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Diversified Income Builder Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Diversified Income Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and	Position held and	Principal occupations during past five years or longer	Current other public company or investment company
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Diversified Income Builder Fund	29

Name and	Position held and	Principal occupations during past five years or longer	Current other public company or investment company
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Diversified Income Builder Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302882 05-17 SA226/SAR226 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Index Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Index Asset Allocation Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Index Asset Allocation Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Index Asset Allocation Fund	3

between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM‡

Christian L. Chan, CFA®

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFAAX)	11-13-1986	3.12	9.12	5.89	9.40	10.42	6.52	1.10	1.10
Class C (WFALX)	4-1-1998	7.63	9.60	5.73	8.63	9.60	5.73	1.85	1.85
Administrator Class (WFAIX)	11-8-1999	–	–	–	9.61	10.67	6.79	1.02	0.90
Institutional Class (WFATX)	10-31-2016	–	–	–	9.69	10.69	6.79	0.77	0.75
Index Asset Allocation Blended Index[4]	–	–	–	–	9.44	10.28	8.09	–	–
Bloomberg Barclays U.S. Treasury Index[5]	–	–	–	–	(1.44)	1.61	3.89	–	–
S&P 500 Index[6]	–	–	–	–	17.17	13.30	7.51	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Index Asset Allocation Fund	5

Ten largest holdings (%) as of March 31, 2017[7]
Apple Incorporated	2.22
Microsoft Corporation	1.50
Amazon.com Incorporated	1.03
Exxon Mobil Corporation	1.00
Johnson & Johnson	0.99
Facebook Incorporated Class A	0.98
Berkshire Hathaway Incorporated Class B	0.93
JPMorgan Chase & Company	0.92
General Electric Company	0.76
AT&T Incorporated	0.75

Sector distribution as of March 31, 2017[8]

Neutral target allocation

Current target allocation as of March 31, 2017[9]

‡	Mr. Bocray became the portfolio manager of the Fund on October 1, 2016.

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the expenses of the Institutional Class shares. If these expenses had been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.15% for Class A, 1.90% for Class C, 0.90% for Administrator Class, and 0.75% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. Effective April 1, 2015, the Index Asset Allocation Blended Index is weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury 20+ Year Index (formerly known as Barclays U.S. Treasury 20+ Year Index). You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Treasury Index (formerly known as Barclays U.S. Treasury Index) is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[6]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,053.59	$5.53	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Class C
Actual	$1,000.00	$1,049.86	$9.35	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Administrator Class
Actual	$1,000.00	$1,054.67	$4.61	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,055.51	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.01%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$56,020	$67,017

Total Agency Securities (Cost $57,042)				67,017

			Shares
Common Stocks: 59.57%

Consumer Discretionary: 7.35%

Auto Components: 0.12%
BorgWarner Incorporated			7,352	307,240
Delphi Automotive plc			9,913	797,897
The Goodyear Tire & Rubber Company			9,255	333,180

				1,438,317

Automobiles: 0.31%
Ford Motor Company			143,561	1,671,050
General Motors Company			50,133	1,772,703
Harley-Davidson Incorporated			6,485	392,343

				3,836,096

Distributors: 0.07%
Genuine Parts Company			5,456	504,189
LKQ Corporation †			11,328	331,571

				835,760

Diversified Consumer Services: 0.01%
H&R Block Incorporated			7,616	177,072

Hotels, Restaurants & Leisure: 0.95%
Carnival Corporation			15,371	905,506
Chipotle Mexican Grill Incorporated †			1,057	470,915
Darden Restaurants Incorporated			4,566	382,037
Marriott International Incorporated Class A			11,567	1,089,380
McDonald’s Corporation			30,121	3,903,983
Royal Caribbean Cruises Limited			6,162	604,554
Starbucks Corporation			53,600	3,129,704
Wyndham Worldwide Corporation			3,860	325,359
Wynn Resorts Limited «			2,923	335,005
Yum! Brands Incorporated			12,362	789,932

				11,936,375

Household Durables: 0.27%
D.R. Horton Incorporated			12,497	416,275
Garmin Limited «			4,230	216,195
Leggett & Platt Incorporated			4,919	247,524
Lennar Corporation Class A			7,472	382,492
Mohawk Industries Incorporated †			2,318	531,958
Newell Rubbermaid Incorporated			17,742	836,890

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Household Durables (continued)
PulteGroup Incorporated	10,520	$247,746
Whirlpool Corporation	2,739	469,273

		3,348,353

Internet & Direct Marketing Retail: 1.54%
Amazon.com Incorporated †	14,566	12,913,342
Expedia Incorporated	4,433	559,312
Netflix Incorporated †	15,830	2,339,832
The Priceline Group Incorporated †	1,808	3,218,186
TripAdvisor Incorporated †	4,153	179,243

		19,209,915

Leisure Products: 0.06%
Hasbro Incorporated	4,114	410,659
Mattel Incorporated	12,594	322,532

		733,191

Media: 1.92%
CBS Corporation Class B	13,678	948,706
Charter Communications Incorporated Class A †	7,911	2,589,429
Comcast Corporation Class A	174,060	6,542,915
Discovery Communications Incorporated Class A †	5,612	163,253
Discovery Communications Incorporated Class C †	7,934	224,612
DISH Network Corporation Class A †	8,345	529,824
Interpublic Group of Companies Incorporated	14,442	354,840
News Corporation Class A	14,037	182,481
News Corporation Class B	4,405	59,468
Omnicom Group Incorporated	8,625	743,561
Scripps Networks Interactive Incorporated Class A	3,513	275,314
Tegna Incorporated	7,897	202,321
The Walt Disney Company	53,502	6,066,592
Time Warner Incorporated	28,478	2,782,585
Twenty-First Century Fox Incorporated Class A	38,702	1,253,558
Twenty-First Century Fox Incorporated Class B	17,914	569,307
Viacom Incorporated Class B	12,779	595,757

		24,084,523

Multiline Retail: 0.26%
Dollar General Corporation	9,347	651,766
Dollar Tree Incorporated †	8,682	681,190
Kohl’s Corporation	6,490	258,367
Macy’s Incorporated	11,184	331,494
Nordstrom Incorporated «	4,188	195,035
Target Corporation	20,453	1,128,801

		3,246,653

Specialty Retail: 1.44%
Advance Auto Parts Incorporated	2,712	402,081
AutoNation Incorporated †	2,411	101,961

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
AutoZone Incorporated †	1,046	$756,310
Bed Bath & Beyond Incorporated	5,528	218,135
Best Buy Company Incorporated	9,959	489,485
CarMax Incorporated †«	6,881	407,493
Foot Locker Incorporated	4,867	364,100
L Brands Incorporated	8,834	416,081
Lowe’s Companies Incorporated	31,850	2,618,389
O’Reilly Automotive Incorporated †	3,370	909,361
Ross Stores Incorporated	14,495	954,786
Signet Jewelers Limited	2,559	177,262
Staples Incorporated	23,926	209,831
The Gap Incorporated	8,068	195,972
The Home Depot Incorporated	44,801	6,578,131
The TJX Companies Incorporated	23,975	1,895,943
Tiffany & Company	3,936	375,101
Tractor Supply Company	4,808	331,608
ULTA Salon Cosmetics & Fragrance Incorporated †	2,151	613,530

		18,015,560

Textiles, Apparel & Luxury Goods: 0.40%
Coach Incorporated	10,320	426,526
HanesBrands Incorporated «	13,928	289,145
Michael Kors Holdings Limited †	5,974	227,669
Nike Incorporated Class B	48,739	2,716,224
PVH Corporation	2,915	301,615
Ralph Lauren Corporation	2,071	169,035
Under Armour Incorporated Class A †«	6,757	133,653
Under Armour Incorporated Class C †«	6,779	124,056
VF Corporation	12,184	669,754

		5,057,677

Consumer Staples: 5.54%

Beverages: 1.22%
Brown-Forman Corporation Class B	6,505	300,401
Constellation Brands Incorporated Class A	6,352	1,029,469
Dr Pepper Snapple Group Incorporated	6,733	659,295
Molson Coors Brewing Company Class B	6,781	649,010
Monster Beverage Corporation †	14,796	683,131
PepsiCo Incorporated	52,490	5,871,531
The Coca-Cola Company	142,114	6,031,318

		15,224,155

Food & Staples Retailing: 1.16%
Costco Wholesale Corporation	16,144	2,707,187
CVS Health Corporation	37,723	2,961,256
Sysco Corporation	18,278	948,994
The Kroger Company	33,982	1,002,129
Wal-Mart Stores Incorporated	55,383	3,992,007

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Incorporated	31,361	$2,604,531
Whole Foods Market Incorporated	11,716	348,200

		14,564,304

Food Products: 0.92%
Archer Daniels Midland Company	21,003	966,978
Campbell Soup Company	7,114	407,205
ConAgra Foods Incorporated	15,205	613,370
General Mills Incorporated	21,331	1,258,742
Hormel Foods Corporation	9,918	343,460
Kellogg Company	9,298	675,128
McCormick & Company Incorporated	4,180	407,759
Mead Johnson Nutrition Company	6,746	600,934
Mondelez International Incorporated Class A	56,146	2,418,770
The Hershey Company	5,136	561,108
The J.M. Smucker Company	4,281	561,153
The Kraft Heinz Company	21,934	1,991,827
Tyson Foods Incorporated Class A	10,553	651,226

		11,457,660

Household Products: 1.09%
Church & Dwight Company Incorporated	9,365	467,033
Colgate-Palmolive Company	32,469	2,376,406
Kimberly-Clark Corporation	13,084	1,722,247
The Clorox Company	4,717	635,993
The Procter & Gamble Company	94,022	8,447,877

		13,649,556

Personal Products: 0.08%
Coty Incorporated Class A	17,311	313,848
The Estee Lauder Companies Incorporated Class A	8,175	693,158

		1,007,006

Tobacco: 1.07%
Altria Group Incorporated	71,328	5,094,246
Philip Morris International	57,057	6,441,735
Reynolds American Incorporated	30,417	1,916,879

		13,452,860

Energy: 3.92%

Energy Equipment & Services: 0.64%
Baker Hughes Incorporated	15,642	935,704
Halliburton Company	31,885	1,569,061
Helmerich & Payne Incorporated «	3,992	265,747
National Oilwell Varco Incorporated	13,929	558,414
Schlumberger Limited	51,273	4,004,421
TechnipFMC plc †	17,161	557,733
Transocean Limited †«	14,317	178,247

		8,069,327

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 3.28%
Anadarko Petroleum Corporation	20,558	$1,274,596
Apache Corporation	13,964	717,610
Cabot Oil & Gas Corporation	17,475	417,827
Chesapeake Energy Corporation †«	28,014	166,403
Chevron Corporation	69,625	7,475,636
Cimarex Energy Company	3,497	417,857
Concho Resources Incorporated †	5,448	699,196
ConocoPhillips	45,452	2,266,691
Devon Energy Corporation	19,293	804,904
EOG Resources Incorporated	21,215	2,069,523
EQT Corporation	6,374	389,451
Exxon Mobil Corporation	152,501	12,506,607
Hess Corporation	9,895	477,038
Kinder Morgan Incorporated	70,610	1,535,061
Marathon Oil Corporation	31,158	492,296
Marathon Petroleum Corporation	19,411	981,032
Murphy Oil Corporation	5,959	170,368
Newfield Exploration Company †	7,314	269,960
Noble Energy Incorporated	16,015	549,955
Occidental Petroleum Corporation	28,109	1,780,986
ONEOK Incorporated	7,751	429,715
Phillips 66 Company	16,225	1,285,345
Pioneer Natural Resources Company	6,244	1,162,820
Range Resources Corporation	6,918	201,314
Southwestern Energy Company †	18,313	149,617
Tesoro Corporation	4,301	348,639
The Williams Companies Incorporated	30,372	898,707
Valero Energy Corporation	16,588	1,099,619

		41,038,773

Financials: 8.56%

Banks: 3.85%
Bank of America Corporation	368,704	8,697,727
BB&T Corporation	29,731	1,328,976
Citigroup Incorporated	101,901	6,095,718
Citizens Financial Group Incorporated	18,724	646,914
Comerica Incorporated	6,468	443,575
Fifth Third Bancorp	27,601	701,065
Huntington Bancshares Incorporated	39,936	534,743
JPMorgan Chase & Company	131,370	11,539,541
KeyCorp	39,442	701,279
M&T Bank Corporation	5,669	877,164
People’s United Financial Incorporated	11,655	212,121
PNC Financial Services Group Incorporated	17,880	2,149,891
Regions Financial Corporation	44,327	644,071
SunTrust Banks Incorporated	18,074	999,492
US Bancorp	58,567	3,016,201
Wells Fargo & Company (l)	165,612	9,217,964
Zions Bancorporation	7,444	312,648

		48,119,090

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Capital Markets: 1.69%
Affiliated Managers Group Incorporated	2,084	$341,651
Ameriprise Financial Incorporated	5,666	734,767
Bank of New York Mellon Corporation	38,155	1,802,061
BlackRock Incorporated	4,474	1,715,824
CBOE Holdings Incorporated	3,373	273,449
Charles Schwab Corporation	44,679	1,823,350
CME Group Incorporated	12,491	1,483,931
E*TRADE Financial Corporation †	10,102	352,459
Franklin Resources Incorporated	12,683	534,462
Goldman Sachs Group Incorporated	13,626	3,130,165
Intercontinental Exchange Incorporated	21,907	1,311,572
Invesco Limited	14,842	454,610
Moody’s Corporation	6,105	684,004
Morgan Stanley	52,848	2,264,008
Northern Trust Corporation	7,909	684,761
Raymond James Financial Incorporated	4,702	358,575
S&P Global Incorporated	9,504	1,242,553
State Street Corporation	13,204	1,051,170
T. Rowe Price Group Incorporated	8,952	610,079
The NASDAQ OMX Group Incorporated	4,231	293,843

		21,147,294

Consumer Finance: 0.47%
American Express Company	27,843	2,202,660
Capital One Financial Corporation	17,677	1,531,889
Discover Financial Services	14,178	969,633
Navient Corporation	10,702	157,962
Synchrony Financial	28,327	971,616

		5,833,760

Diversified Financial Services: 0.95%
Berkshire Hathaway Incorporated Class B †	69,852	11,642,931
Leucadia National Corporation	11,909	309,634

		11,952,565

Insurance: 1.60%
AFLAC Incorporated	14,763	1,069,136
American International Group Incorporated	34,224	2,136,604
Aon plc	9,658	1,146,308
Arthur J. Gallagher & Company	6,569	371,411
Assurant Incorporated	2,046	195,741
Chubb Limited	17,130	2,333,963
Cincinnati Financial Corporation	5,512	398,352
Lincoln National Corporation	8,283	542,122
Loews Corporation	10,152	474,809
Marsh & McLennan Companies Incorporated	18,940	1,399,477
MetLife Incorporated	39,987	2,112,113
Principal Financial Group Incorporated	9,833	620,561
Prudential Financial Incorporated	15,814	1,687,038

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
The Allstate Corporation	13,429	$1,094,329
The Hartford Financial Services Group Incorporated	13,751	661,011
The Progressive Corporation	21,361	836,924
The Travelers Companies Incorporated	10,286	1,239,874
Torchmark Corporation	4,027	310,240
Unum Group	8,430	395,283
Willis Towers Watson plc	4,685	613,220
XL Group Limited	9,744	388,396

		20,026,912

Health Care: 8.28%

Biotechnology: 1.69%
AbbVie Incorporated	58,620	3,819,679
Alexion Pharmaceuticals Incorporated †	8,260	1,001,442
Amgen Incorporated	27,085	4,443,836
Biogen Incorporated	7,940	2,170,955
Celgene Corporation †	28,612	3,560,191
Gilead Sciences Incorporated	48,071	3,264,982
Incyte Corporation †	6,478	865,914
Regeneron Pharmaceuticals Incorporated †	2,796	1,083,478
Vertex Pharmaceuticals Incorporated †	9,137	999,131

		21,209,608

Health Care Equipment & Supplies: 1.55%
Abbott Laboratories	63,552	2,822,344
Baxter International Incorporated	17,877	927,101
Becton Dickinson & Company	7,827	1,435,785
Boston Scientific Corporation †	50,146	1,247,131
C.R. Bard Incorporated	2,648	658,134
Danaher Corporation	22,438	1,919,122
Dentsply Sirona Incorporated	8,447	527,431
Edwards Lifesciences Corporation †	7,815	735,157
Hologic Incorporated †	10,272	437,074
IDEXX Laboratories Incorporated †	3,236	500,318
Intuitive Surgical Incorporated †	1,350	1,034,735
Medtronic plc	50,345	4,055,793
Stryker Corporation	11,381	1,498,309
The Cooper Companies Incorporated	1,799	359,602
Varian Medical Systems Incorporated	3,436	313,123
Zimmer Biomet Holdings Incorporated	7,395	903,003

		19,374,162

Health Care Providers & Services: 1.58%
Aetna Incorporated	12,935	1,649,859
AmerisourceBergen Corporation	6,072	537,372
Anthem Incorporated	9,723	1,607,990
Cardinal Health Incorporated	11,602	946,143
Centene Corporation †	6,326	450,791

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
Cigna Corporation	9,453	$1,384,770
DaVita HealthCare Partners Incorporated †	5,725	389,128
Envision Healthcare Corporation †	4,319	264,841
Express Scripts Holding Company †	22,276	1,468,211
HCA Holdings Incorporated †	10,618	944,896
Henry Schein Incorporated †	2,912	494,953
Humana Incorporated	5,492	1,132,121
Laboratory Corporation of America Holdings †	3,762	539,734
McKesson Corporation	7,798	1,156,131
Patterson Companies Incorporated «	3,024	136,776
Quest Diagnostics Incorporated	5,056	496,449
UnitedHealth Group Incorporated	34,982	5,737,398
Universal Health Services Incorporated Class B	3,284	408,694

		19,746,257

Health Care Technology: 0.05%
Cerner Corporation †	10,792	635,109

Life Sciences Tools & Services: 0.39%
Agilent Technologies Incorporated	11,844	626,192
Illumina Incorporated †	5,380	918,043
Mettler-Toledo International Incorporated †	953	456,401
PerkinElmer Incorporated	4,037	234,388
Thermo Fisher Scientific Incorporated	14,357	2,205,235
Waters Corporation †	2,945	460,333

		4,900,592

Pharmaceuticals: 3.02%
Allergan plc	12,329	2,945,645
Bristol-Myers Squibb Company	61,519	3,345,403
Eli Lilly & Company	35,710	3,003,568
Johnson & Johnson	99,792	12,429,094
Mallinckrodt plc †	3,853	171,728
Merck & Company Incorporated	100,976	6,416,015
Mylan NV †	16,938	660,413
Perrigo Company plc	5,272	350,008
Pfizer Incorporated	218,898	7,488,501
Zoetis Incorporated	18,093	965,623

		37,775,998

Industrials: 6.01%

Aerospace & Defense: 1.33%
Arconic Incorporated	16,202	426,761
General Dynamics Corporation	10,466	1,959,235
L-3 Technologies Incorporated	2,861	472,895
Lockheed Martin Corporation	9,182	2,457,103
Northrop Grumman Corporation	6,420	1,526,933
Raytheon Company	10,771	1,642,578
Rockwell Collins Incorporated	4,810	467,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	15

Security name	Shares	Value

Aerospace & Defense (continued)
Textron Incorporated	9,933	$472,711
The Boeing Company	20,949	3,705,040
TransDigm Group Incorporated «	1,826	402,012
United Technologies Corporation	27,563	3,092,844

		16,625,452

Air Freight & Logistics: 0.42%
C.H. Robinson Worldwide Incorporated	5,199	401,831
Expeditors International of Washington Incorporated	6,624	374,190
FedEx Corporation	9,017	1,759,668
United Parcel Service Incorporated Class B	25,348	2,719,840

		5,255,529

Airlines: 0.35%
Alaska Air Group Incorporated	4,540	418,679
American Airlines Group Incorporated	18,541	784,284
Delta Air Lines Incorporated	26,876	1,235,221
Southwest Airlines Company	22,628	1,216,481
United Continental Holdings Incorporated †	10,529	743,769

		4,398,434

Building Products: 0.20%
Allegion plc	3,510	265,707
Fortune Brands Home & Security Incorporated	5,629	342,525
Johnson Controls International plc	34,524	1,454,151
Masco Corporation	11,780	400,402

		2,462,785

Commercial Services & Supplies: 0.18%
Cintas Corporation	3,167	400,752
Republic Services Incorporated	8,480	532,629
Stericycle Incorporated †	3,129	259,363
Waste Management Incorporated	14,877	1,084,831

		2,277,575

Construction & Engineering: 0.06%
Fluor Corporation	5,125	269,678
Jacobs Engineering Group Incorporated	4,452	246,107
Quanta Services Incorporated †	5,561	206,369

		722,154

Electrical Equipment: 0.33%
Acuity Brands Incorporated	1,621	330,684
AMETEK Incorporated	8,439	456,381
Eaton Corporation plc	16,539	1,226,367
Emerson Electric Company	23,725	1,420,179
Rockwell Automation Incorporated	4,729	736,353

		4,169,964

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Industrial Conglomerates: 1.44%
3M Company	21,927	$4,195,293
General Electric Company	320,880	9,562,224
Honeywell International Incorporated	27,996	3,495,861
Roper Industries Incorporated	3,746	773,512

		18,026,890

Machinery: 0.89%
Caterpillar Incorporated	21,569	2,000,740
Cummins Incorporated	5,689	860,177
Deere & Company	10,778	1,173,293
Dover Corporation	5,719	459,522
Flowserve Corporation	4,800	232,416
Fortive Corporation	11,071	666,696
Illinois Tool Works Incorporated	11,471	1,519,563
Ingersoll-Rand plc	9,544	776,118
Paccar Incorporated	12,905	867,216
Parker-Hannifin Corporation	4,902	785,889
Pentair plc	6,149	386,034
Snap-on Incorporated	2,131	359,436
Stanley Black & Decker Incorporated	5,612	745,666
Xylem Incorporated	6,600	331,452

		11,164,218

Professional Services: 0.16%
Dun & Bradstreet Corporation	1,353	146,043
Equifax Incorporated	4,409	602,887
Nielsen Holdings plc	12,361	510,633
Robert Half International Incorporated	4,699	229,452
Verisk Analytics Incorporated †	5,689	461,605

		1,950,620

Road & Rail: 0.54%
CSX Corporation	34,073	1,586,098
J.B. Hunt Transport Services Incorporated	3,193	292,926
Kansas City Southern	3,921	336,265
Norfolk Southern Corporation	10,686	1,196,511
Ryder System Incorporated	1,965	148,240
Union Pacific Corporation	29,929	3,170,080

		6,730,120

Trading Companies & Distributors: 0.11%
Fastenal Company	10,638	547,857
United Rentals Incorporated †	3,100	387,655
W.W. Grainger Incorporated	1,990	463,192

		1,398,704

Information Technology: 13.16%

Communications Equipment: 0.64%
Cisco Systems Incorporated	184,179	6,225,250
F5 Networks Incorporated †	2,382	339,602

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	17

Security name	Shares	Value

Communications Equipment (continued)
Harris Corporation	4,577	$509,283
Juniper Networks Incorporated	14,048	390,956
Motorola Solutions Incorporated	6,059	522,407

		7,987,498

Electronic Equipment, Instruments & Components: 0.23%
Amphenol Corporation Class A	11,315	805,289
Corning Incorporated	34,133	921,591
FLIR Systems Incorporated	5,014	181,908
TE Connectivity Limited	13,067	974,145

		2,882,933

Internet Software & Services: 2.72%
Akamai Technologies Incorporated †	6,369	380,229
Alphabet Incorporated Class A †	10,927	9,263,911
Alphabet Incorporated Class C †	10,867	9,014,829
eBay Incorporated †	37,180	1,248,133
Facebook Incorporated Class A †	86,618	12,304,087
VeriSign Incorporated †«	3,273	285,111
Yahoo! Incorporated †	32,284	1,498,300

		33,994,600

IT Services: 2.22%
Accenture plc Class A	22,899	2,745,132
Alliance Data Systems Corporation	2,056	511,944
Automatic Data Processing Incorporated	16,510	1,690,459
Cognizant Technology Solutions Corporation Class A †	22,384	1,332,296
CSRA Incorporated	5,338	156,350
Fidelity National Information Services Incorporated	12,091	962,685
Fiserv Incorporated †	7,891	909,911
Global Payments Incorporated	5,600	451,808
International Business Machines Corporation	31,567	5,497,077
MasterCard Incorporated Class A	34,651	3,897,198
Paychex Incorporated	11,745	691,781
PayPal Holdings Incorporated †	41,303	1,776,855
Teradata Corporation †	4,813	149,781
The Western Union Company «	17,686	359,910
Total System Services Incorporated	6,069	324,449
Visa Incorporated Class A	68,334	6,072,843
Xerox Corporation	31,406	230,520

		27,760,999

Semiconductors & Semiconductor Equipment: 2.04%
Advanced Micro Devices Incorporated †	28,371	412,798
Analog Devices Incorporated	13,386	1,096,983
Applied Materials Incorporated	39,714	1,544,875
Broadcom Limited	14,749	3,229,441
Intel Corporation	173,886	6,272,068
KLA-Tencor Corporation	5,764	547,983

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corporation	5,989	$768,748
Microchip Technology Incorporated	7,959	587,215
Micron Technology Incorporated †	38,123	1,101,755
NVIDIA Corporation	21,662	2,359,642
Qorvo Incorporated †	4,650	318,804
QUALCOMM Incorporated	54,322	3,114,823
Skyworks Solutions Incorporated	6,801	666,362
Texas Instruments Incorporated	36,765	2,961,788
Xilinx Incorporated	9,155	529,983

		25,513,268

Software: 2.75%
Activision Blizzard Incorporated	25,440	1,268,438
Adobe Systems Incorporated †	18,230	2,372,270
Autodesk Incorporated †	7,203	622,843
CA Incorporated	11,529	365,700
Citrix Systems Incorporated	5,750	479,493
Electronic Arts Incorporated †	11,337	1,014,888
Intuit Incorporated	8,936	1,036,487
Microsoft Corporation	284,203	18,717,610
Oracle Corporation	110,226	4,917,182
Red Hat Incorporated †	6,557	567,181
Salesforce.com Incorporated †	24,086	1,986,854
Symantec Corporation	22,759	698,246
Synopsys Incorporated †	5,535	399,240

		34,446,432

Technology Hardware, Storage & Peripherals: 2.56%
Apple Incorporated	192,958	27,720,346
Hewlett Packard Enterprise Company	61,229	1,451,127
HP Incorporated	62,279	1,113,549
NetApp Incorporated	9,964	416,993
Seagate Technology plc	10,856	498,616
Western Digital Corporation	10,594	874,323

		32,074,954

Materials: 1.69%

Chemicals: 1.26%
Air Products & Chemicals Incorporated	8,002	1,082,591
Albemarle Corporation	4,139	437,244
CF Industries Holdings Incorporated	8,573	251,618
E.I. du Pont de Nemours & Company	31,797	2,554,253
Eastman Chemical Company	5,387	435,270
Ecolab Incorporated	9,656	1,210,283
FMC Corporation	4,917	342,174
International Flavors & Fragrances Incorporated	2,906	385,132
LyondellBasell Industries NV Class A	12,139	1,106,955
Monsanto Company	16,127	1,825,576
PPG Industries Incorporated	9,455	993,531

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	19

Security name	Shares	Value

Chemicals (continued)
Praxair Incorporated	10,484	$1,243,402
The Dow Chemical Company	41,053	2,608,508
The Mosaic Company	12,880	375,838
The Sherwin-Williams Company	2,984	925,607

		15,777,982

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	2,319	506,122
Vulcan Materials Company	4,867	586,376

		1,092,498

Containers & Packaging: 0.18%
Avery Dennison Corporation	3,288	265,013
Ball Corporation	6,438	478,086
International Paper Company	15,125	768,048
Sealed Air Corporation	7,115	310,072
WestRock Company	9,209	479,144

		2,300,363

Metals & Mining: 0.16%
Freeport-McMoRan Incorporated †	48,905	653,371
Newmont Mining Corporation	19,548	644,302
Nucor Corporation	11,727	700,336

		1,998,009

Real Estate: 1.74%

Equity REITs: 1.71%
Alexandria Real Estate Equities Incorporated	3,267	361,069
American Tower Corporation	15,711	1,909,515
Apartment Investment & Management Company Class A	5,775	256,121
AvalonBay Communities Incorporated	5,050	927,180
Boston Properties Incorporated	5,657	749,043
Crown Castle International Corporation	13,260	1,252,407
Digital Realty Trust Incorporated	5,857	623,126
Equinix Incorporated	2,634	1,054,575
Equity Residential	13,501	840,032
Essex Property Trust Incorporated	2,410	557,987
Extra Space Storage Incorporated	4,630	344,426
Federal Realty Investment Trust	2,651	353,909
GGP Incorporated	21,481	497,930
HCP Incorporated	17,219	538,610
Host Hotels & Resorts Incorporated	27,188	507,328
Iron Mountain Incorporated	9,020	321,743
Kimco Realty Corporation	15,654	345,797
Mid-America Apartment Communities Incorporated	4,176	424,866
Prologis Incorporated	19,468	1,010,000
Public Storage Incorporated	5,492	1,202,254
Realty Income Corporation	9,970	593,514

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Equity REITs (continued)
Regency Centers Corporation	5,370	$356,514
Simon Property Group Incorporated	11,762	2,023,417
SL Green Realty Corporation	3,698	394,281
The Macerich Company	4,445	286,258
UDR Incorporated	9,829	356,400
Ventas Incorporated	13,042	848,252
Vornado Realty Trust	6,330	634,962
Welltower Incorporated	13,334	944,314
Weyerhaeuser Company	27,547	936,047

		21,451,877

Real Estate Management & Development: 0.03%
CBRE Group Incorporated Class A †	11,057	384,673

Telecommunication Services: 1.42%

Diversified Telecommunication Services: 1.42%
AT&T Incorporated	225,875	9,385,106
CenturyLink Incorporated «	20,102	473,804
Level 3 Communications Incorporated †	10,745	614,829
Verizon Communications Incorporated	149,918	7,308,503

		17,782,242

Utilities: 1.90%

Electric Utilities: 1.19%
Alliant Energy Corporation	8,373	331,655
American Electric Power Company Incorporated	18,084	1,213,979
Duke Energy Corporation	25,730	2,110,117
Edison International	11,982	953,887
Entergy Corporation	6,597	501,108
Eversource Energy	11,654	685,022
Exelon Corporation	34,078	1,226,126
FirstEnergy Corporation	16,273	517,807
NextEra Energy Incorporated	17,197	2,207,579
PG&E Corporation	18,643	1,237,149
Pinnacle West Capital Corporation	4,094	341,358
PPL Corporation	24,999	934,713
The Southern Company	36,449	1,814,431
Xcel Energy Incorporated	18,655	829,215

		14,904,146

Independent Power & Renewable Electricity Producers: 0.04%
AES Corporation	24,244	271,048
NRG Energy Incorporated	11,620	217,294

		488,342

Multi-Utilities: 0.63%
Ameren Corporation	8,924	487,161
CenterPoint Energy Incorporated	15,840	436,709

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities (continued)
CMS Energy Corporation			10,294	$460,554
Consolidated Edison Incorporated			11,220	871,345
Dominion Resources Incorporated			23,101	1,791,945
DTE Energy Company			6,598	673,722
NiSource Incorporated			11,896	283,006
Public Service Enterprise Group Incorporated			18,618	825,708
SCANA Corporation			5,256	343,480
Sempra Energy			9,215	1,018,258
WEC Energy Group Incorporated			11,607	703,732

				7,895,620

Water Utilities: 0.04%
American Water Works Company Incorporated			6,554	509,705

Total Common Stocks (Cost $426,243,617)				745,533,066

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	1.31%	12-25-2034	$15,748	13,868

Total Non-Agency Mortgage-Backed Securities (Cost $15,748)				13,868

		Expiration date	Shares
Rights: 0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	6,765	0
Safeway PDC LLC Contingent Value Rights †(a)(i)		1-30-2017	6,765	0

				0

Total Rights (Cost $7,171)				0

		Maturity date	Principal
U.S. Treasury Securities: 38.12%
U.S. Treasury Bond	2.75	8-15-2042	$1,340,000	1,277,083
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,695,359
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,466,591
U.S. Treasury Bond	3.00	5-15-2042	904,000	903,611
U.S. Treasury Bond	3.13	11-15-2041	846,000	865,564
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,090,443
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,817,963
U.S. Treasury Bond	3.50	2-15-2039	731,000	804,300
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,449,132
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,053,435
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,093,332
U.S. Treasury Bond	4.25	5-15-2039	681,000	831,405
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,192,513
U.S. Treasury Bond	4.38	2-15-2038	381,000	475,298
U.S. Treasury Bond	4.38	11-15-2039	757,000	939,301

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.38%	5-15-2040	$1,078,000	$1,338,152
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,048,323
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,061,255
U.S. Treasury Bond	4.50	5-15-2038	428,000	542,691
U.S. Treasury Bond	4.50	8-15-2039	721,000	910,375
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,638,514
U.S. Treasury Bond	4.75	2-15-2037	264,000	344,602
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,419,109
U.S. Treasury Bond	5.00	5-15-2037	375,000	504,228
U.S. Treasury Bond	5.25	11-15-2028	479,000	611,979
U.S. Treasury Bond	5.25	2-15-2029	349,000	447,374
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,003,949
U.S. Treasury Bond	5.50	8-15-2028	369,000	479,037
U.S. Treasury Bond	6.00	2-15-2026	445,000	575,110
U.S. Treasury Bond	6.13	11-15-2027	525,000	706,248
U.S. Treasury Bond	6.13	8-15-2029	293,000	405,736
U.S. Treasury Bond	6.25	5-15-2030	478,000	677,378
U.S. Treasury Bond	6.38	8-15-2027	224,000	305,165
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,711,390
U.S. Treasury Note	0.63	6-30-2017	1,440,000	1,439,325
U.S. Treasury Note	0.63	7-31-2017	1,401,000	1,400,014
U.S. Treasury Note	0.63	8-31-2017	3,435,000	3,431,510
U.S. Treasury Note	0.63	9-30-2017	3,180,000	3,175,529
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,961,315
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,743,825
U.S. Treasury Note	0.63	6-30-2018	1,609,000	1,598,881
U.S. Treasury Note	0.75	6-30-2017	1,845,000	1,844,568
U.S. Treasury Note	0.75	10-31-2017	3,139,000	3,135,321
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,738,462
U.S. Treasury Note	0.75	1-31-2018	1,502,000	1,498,362
U.S. Treasury Note	0.75	2-28-2018	3,204,000	3,194,612
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,417,224
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,345,253
U.S. Treasury Note	0.75	4-30-2018	1,588,000	1,581,921
U.S. Treasury Note	0.75	7-31-2018	1,717,000	1,707,946
U.S. Treasury Note	0.75	8-31-2018	1,718,000	1,708,135
U.S. Treasury Note	0.75	9-30-2018	1,732,000	1,720,770
U.S. Treasury Note	0.75	10-31-2018	1,732,000	1,719,687
U.S. Treasury Note	0.75	2-15-2019	1,392,000	1,379,386
U.S. Treasury Note	0.75	7-15-2019	1,583,000	1,561,976
U.S. Treasury Note	0.75	8-15-2019	1,584,000	1,561,601
U.S. Treasury Note	0.88	7-15-2017	1,515,000	1,515,118
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,518,118
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,520,405
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,444,210
U.S. Treasury Note	0.88	11-30-2017	1,474,000	1,472,964
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,337,431
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,229,268
U.S. Treasury Note	0.88	3-31-2018	1,577,000	1,573,797
U.S. Treasury Note	0.88	5-31-2018	1,585,000	1,580,418

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	7-15-2018	$1,294,000	$1,289,501
U.S. Treasury Note	0.88	10-15-2018	1,390,000	1,383,321
U.S. Treasury Note	0.88	4-15-2019	1,460,000	1,448,024
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,452,944
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,470,555
U.S. Treasury Note	0.88	7-31-2019	811,000	802,320
U.S. Treasury Note	0.88	9-15-2019	1,550,000	1,530,867
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,515,711
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,404,945
U.S. Treasury Note	1.00	12-31-2017	1,473,000	1,472,770
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,335,321
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,336,955
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,326,236
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,875,213
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,288,175
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,288,669
U.S. Treasury Note	1.00	11-30-2018	1,540,000	1,534,585
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,375,815
U.S. Treasury Note	1.00	6-30-2019	622,000	617,529
U.S. Treasury Note	1.00	8-31-2019	1,842,000	1,825,523
U.S. Treasury Note	1.00	9-30-2019	1,695,000	1,678,513
U.S. Treasury Note	1.00	10-15-2019	1,596,000	1,579,916
U.S. Treasury Note	1.00	11-15-2019	1,433,000	1,417,046
U.S. Treasury Note	1.00	11-30-2019	1,985,000	1,963,056
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,325,741
U.S. Treasury Note	1.13	1-15-2019	1,444,000	1,441,180
U.S. Treasury Note	1.13	1-31-2019	1,783,000	1,779,309
U.S. Treasury Note	1.13	5-31-2019	690,000	687,413
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,236,186
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,963,869
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,313,064
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,184,313
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,245,976
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,164,431
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,163,219
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,116,634
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,760,237
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,370,856
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,654,969
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,363,639
U.S. Treasury Note	1.25	12-31-2018	1,788,000	1,788,699
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,335,312
U.S. Treasury Note	1.25	4-30-2019	586,000	585,611
U.S. Treasury Note	1.25	10-31-2019	804,000	800,766
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,419,548
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,732,389
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,182,462
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,126,548
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,730,763
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,360,976

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	7-31-2018	$1,610,000	$1,614,592
U.S. Treasury Note	1.38	9-30-2018	2,875,000	2,883,200
U.S. Treasury Note	1.38	11-30-2018	787,000	789,152
U.S. Treasury Note	1.38	12-31-2018	968,000	970,420
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,297,985
U.S. Treasury Note	1.38	12-15-2019	1,651,000	1,647,647
U.S. Treasury Note	1.38	1-15-2020	1,638,000	1,633,969
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,286,731
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,428,421
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,426,673
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,423,176
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,371,160
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,318,724
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,322,178
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,142,991
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,146,986
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,190,241
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,189,890
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,655,285
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,731,118
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,691,948
U.S. Treasury Note	1.50	8-31-2018	2,781,000	2,793,275
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,863,550
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,723,842
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,834,416
U.S. Treasury Note	1.50	3-31-2019	645,000	648,024
U.S. Treasury Note	1.50	5-31-2019	2,387,000	2,396,885
U.S. Treasury Note	1.50	10-31-2019	3,442,000	3,448,320
U.S. Treasury Note	1.50	11-30-2019	3,133,000	3,137,894
U.S. Treasury Note	1.50	5-31-2020	3,442,000	3,432,992
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,592,817
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,580,265
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,620,693
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,832,760
U.S. Treasury Note	1.63	3-31-2019	2,104,000	2,118,547
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,714,575
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,170,734
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,141,217
U.S. Treasury Note	1.63	8-31-2019	3,442,000	3,462,167
U.S. Treasury Note	1.63	12-31-2019	3,442,000	3,457,193
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,444,554
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,213,125
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,159,400
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,224,316
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,059,170
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,662,209
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,663,384
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,762,369
U.S. Treasury Note	1.63	2-15-2026	4,269,000	4,013,193
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,855,345

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	25

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	10-31-2018	$704,000	$710,105
U.S. Treasury Note	1.75	9-30-2019	3,441,000	3,470,975
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,588,468
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,355,226
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,989,776
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,622,357
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,624,305
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,595,250
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,432,502
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,743,882
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,652,425
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,048,816
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,523,044
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,313,075
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,492,657
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,905,109
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,646,939
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,352,657
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,786,305
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,740,298
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,634,145
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,322,223
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,117,283
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,289,102
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,442,184
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,570,693
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,649,911
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,656,343
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,496,163
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,308,625
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,685,953
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,777,166
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,618,653
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,060,655
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,385,590
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,376,130
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,109,398
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,500,078
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,428,209
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,533,943
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,468,594
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,649,712
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,641,117
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,625,851
U.S. Treasury Note	2.13	12-31-2022	1,678,000	1,681,737
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,632,049
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,397,617
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,260,205
U.S. Treasury Note	2.25	7-31-2018	521,000	528,489
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,465,481

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	4-30-2021	$1,514,000	$1,540,554
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,660,951
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,892,335
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,919,459
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,479,369
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,472,696
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,259,457
U.S. Treasury Note	2.38	5-31-2018	621,000	629,733
U.S. Treasury Note	2.38	6-30-2018	795,000	807,018
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,347,919
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,499,532
U.S. Treasury Note	2.50	6-30-2017	1,144,000	1,148,602
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,715,344
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,436,810
U.S. Treasury Note	2.63	1-31-2018	861,000	872,233
U.S. Treasury Note	2.63	4-30-2018	657,000	667,625
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,475,111
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,487,517
U.S. Treasury Note	2.75	12-31-2017	960,000	972,150
U.S. Treasury Note	2.75	2-28-2018	756,000	767,163
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,403,231
U.S. Treasury Note	2.75	11-15-2023	3,936,000	4,074,528
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,527,884
U.S. Treasury Note	2.88	3-31-2018	858,000	872,915
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,835,474
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,743,086
U.S. Treasury Note	3.38	11-15-2019	3,180,000	3,340,739
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,304,759
U.S. Treasury Note	3.50	5-15-2020	2,864,000	3,032,260
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,626,958
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,807,915
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,960,062
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,566,258
U.S. Treasury Note	3.88	5-15-2018	689,000	710,370
U.S. Treasury Note	4.00	8-15-2018	788,000	818,719
U.S. Treasury Note	4.25	11-15-2017	919,000	937,380
U.S. Treasury Note	4.75	8-15-2017	857,000	869,253
U.S. Treasury Note	6.25	8-15-2023	378,000	470,935
U.S. Treasury Note	6.50	11-15-2026	296,000	400,618
U.S. Treasury Note	6.63	2-15-2027	215,000	295,037
U.S. Treasury Note	6.75	8-15-2026	221,000	302,433
U.S. Treasury Note	6.88	8-15-2025	224,000	302,059
U.S. Treasury Note	7.13	2-15-2023	260,000	332,668
U.S. Treasury Note	7.25	8-15-2022	261,000	330,328
U.S. Treasury Note	7.50	11-15-2024	240,000	328,716
U.S. Treasury Note	7.63	11-15-2022	140,000	181,398
U.S. Treasury Note	7.63	2-15-2025	216,000	299,666
U.S. Treasury Note	7.88	2-15-2021	180,000	221,055
U.S. Treasury Note	8.00	11-15-2021	511,000	648,690
U.S. Treasury Note	8.13	8-15-2019	307,000	355,305

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	27

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	8.13%	5-15-2021	$181,000	$226,165
U.S. Treasury Note	8.13	8-15-2021	175,000	220,862
U.S. Treasury Note	8.50	2-15-2020	162,000	194,033
U.S. Treasury Note	8.75	5-15-2020	130,000	158,351
U.S. Treasury Note	8.75	8-15-2020	288,000	355,016
U.S. Treasury Note	8.88	8-15-2017	271,000	278,981
U.S. Treasury Note	8.88	2-15-2019	306,000	349,820
U.S. Treasury Note	9.00	11-15-2018	193,000	217,381
U.S. Treasury Note	9.13	5-15-2018	169,000	184,118

Total U.S. Treasury Securities (Cost $478,842,142)				477,025,109

	Yield		Shares
Short-Term Investments: 2.34%

Investment Companies: 2.22%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98		3,314,482	3,314,813
Wells Fargo Government Money Market Select Class (l)(u)	0.63		24,425,716	24,425,716

				27,740,529

			Principal
U.S. Treasury Securities: 0.12%
Treasury Bill (z)#	0.72	6-22-2017	$1,544,000	1,541,440

Total Short-Term Investments (Cost $29,281,884)				29,281,969

Total investments in securities (Cost $934,447,604) *	100.04%	1,251,921,029
Other assets and liabilities, net	(0.04)	(511,053)

Total net assets	100.00%	$1,251,409,976

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $934,861,785 and unrealized gains (losses) consists of:

Gross unrealized gains	$329,182,372
Gross unrealized losses	(12,123,128)

Net unrealized gains	$317,059,244

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Index Asset Allocation Fund	Statement of assets and liabilities—March 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $3,238,441 of securities loaned), at value (cost $901,080,778)	$1,214,962,536
In affiliated securities, at value (cost $33,366,826)	36,958,493

Total investments, at value (cost $934,447,604)	1,251,921,029
Cash	765
Receivable for Fund shares sold	2,739,046
Receivable for dividends and interest	2,877,997
Receivable for daily variation margin on open futures contracts	25,594
Receivable for securities lending income	1,230
Prepaid expenses and other assets	287,505

Total assets	1,257,853,166

Liabilities
Payable for investments purchased	1,997
Payable for Fund shares redeemed	1,585,616
Payable upon receipt of securities loaned	3,314,813
Payable for daily variation margin on open futures contracts	176,753
Management fee payable	669,617
Distribution fees payable	104,360
Administration fees payable	217,409
Accrued expenses and other liabilities	372,625

Total liabilities	6,443,190

Total net assets	$1,251,409,976

NET ASSETS CONSIST OF
Paid-in capital	$954,198,764
Undistributed net investment income	2,695
Accumulated net realized losses on investments	(20,299,475)
Net unrealized gains on investments	317,507,992

Total net assets	$1,251,409,976

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$816,532,007
Shares outstanding – Class A1	26,551,046
Net asset value per share – Class A	$30.75
Maximum offering price per share – Class A2	$32.63
Net assets – Class C	$153,587,976
Shares outstanding – Class C1	8,210,280
Net asset value per share – Class C	$18.71
Net assets – Administrator Class	$228,130,993
Shares outstanding – Administrator Class[1]	7,416,641
Net asset value per share – Administrator Class	$30.76
Net assets – Institutional Class	$53,159,000
Shares outstanding – Institutional Class	1,730,034
Net asset value per share – Institutional Class[1]	$30.73

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund	29

Investment income
Dividends	$7,745,936
Interest	3,336,430
Income from affiliated securities	162,601
Securities lending income, net	11,944

Total investment income	11,256,911

Expenses
Management fee	3,674,524
Administration fees
Class A	862,824
Class B	74	[1]
Class C	152,048
Administrator Class	138,367
Institutional Class	13,463	[2]
Shareholder servicing fees
Class A	1,027,171
Class B	88	[1]
Class C	181,009
Administrator Class	265,803
Distribution fees
Class B	265	[1]
Class C	543,028
Custody and accounting fees	13,363
Professional fees	240
Registration fees	217
Shareholder report expenses	255
Trustees’ fees and expenses	9,860
Other fees and expenses	480

Total expenses	6,883,079
Less: Fee waivers and/or expense reimbursements	(102,746)

Net expenses	6,780,333

Net investment income	4,476,578

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	573,980
Affiliated securities	11,617
Futures transactions	9,165,472

Net realized gains on investments	9,751,069

Net change in unrealized gains (losses) on:
Unaffiliated securities	47,259,215
Affiliated securities	1,922,307
Futures transactions	(333,685)

Net change in unrealized gains (losses) on investments	48,847,837

Net realized and unrealized gains (losses) on investments	58,598,906

Net increase in net assets resulting from operations	$63,075,484

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Index Asset Allocation Fund	Statement of changes in net assets

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment income		$4,476,578		$7,739,055
Net realized gains on investments		9,751,069		9,092,899
Net change in unrealized gains (losses) on investments		48,847,837		77,072,669

Net increase in net assets resulting from operations		63,075,484		93,904,623

Distributions to shareholders from
Net investment income
Class A		(4,493,929)		(5,683,773)
Class B		0 [1]		(266)
Class C		(70,275)		(93,279)
Administrator Class		(1,446,168)		(1,345,968)
Institutional Class		(260,388)[2]		N/A
Net realized gains
Class A		(7,379,070)		(40,013,880)
Class B		0 [1]		(8,382)
Class C		(1,277,133)		(3,781,718)
Administrator Class		(1,816,976)		(5,677,540)
Institutional Class		(193,189)[2]		N/A

Total distributions to shareholders		(16,937,128)		(56,604,806)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,351,359	40,535,962	4,200,951	120,374,602
Class B	0 [1]	0 [1]	15,531	269,837
Class C	1,517,108	27,683,713	4,802,237	84,206,499
Administrator Class	2,310,650	69,456,636	5,938,408	170,655,831
Institutional Class	1,816,093 [2]	55,232,909 [2]	N/A	N/A

		192,909,220		375,506,769

Reinvestment of distributions
Class A	386,202	11,584,253	1,593,398	44,672,620
Class B	0 [1]	0 [1]	338	5,803
Class C	62,399	1,135,663	192,234	3,269,192
Administrator Class	95,630	2,871,205	187,396	5,266,424
Institutional Class	15,072 [2]	453,577 [2]	N/A	N/A

		16,044,698		53,214,039

Payment for shares redeemed
Class A	(3,168,195)	(95,619,885)	(3,450,379)	(99,644,371)
Class B	(11,694)[1]	(213,027)[1]	(12,802)	(225,638)
Class C	(979,420)	(17,919,826)	(934,641)	(16,428,230)
Administrator Class	(1,973,414)	(59,273,987)	(2,111,814)	(61,128,010)
Institutional Class	(101,131)[2]	(3,077,345)[2]	N/A	N/A

		(176,104,070)		(177,426,249)

Net increase in net assets resulting from capital share transactions		32,849,848		251,294,559

Total increase in net assets		78,988,204		288,594,376

Net assets
Beginning of period		1,172,421,772		883,827,396

End of period		$1,251,409,976		$1,172,421,772

Undistributed net investment income		$2,695		$1,796,877

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.61	$28.72	$28.20	$24.48	$22.17	$18.12
Net investment income	0.12	0.22	0.27	0.38	0.34	0.29
Net realized and unrealized gains (losses) on investments	1.45	2.45	0.76	3.72	2.31	4.05

Total from investment operations	1.57	2.67	1.03	4.10	2.65	4.34
Distributions to shareholders from
Net investment income	(0.16)	(0.21)	(0.22)	(0.38)	(0.34)	(0.29)
Net realized gains	(0.27)	(1.57)	(0.29)	0.00	0.00	0.00

Total distributions to shareholders	(0.43)	(1.78)	(0.51)	(0.38)	(0.34)	(0.29)
Net asset value, end of period	$30.75	$29.61	$28.72	$28.20	$24.48	$22.17
Total return[1]	5.36%	9.68%	3.62%	16.83%	12.02%	24.07%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.10%	1.22%	1.20%	1.18%	1.17%
Net expenses	1.08%	1.10%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.80%	0.79%	0.90%	1.42%	1.43%	1.39%
Supplemental data
Portfolio turnover rate	6%	8%	43%	9%	11%	16%
Net assets, end of period (000s omitted)	$816,532	$828,421	$736,276	$708,873	$657,702	$644,365

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.99	$17.47	$17.20	$14.94	$13.53	$11.06
Net investment income	0.01	0.01 [1]	0.05	0.11	0.10	0.08
Net realized and unrealized gains (losses) on investments	0.88	1.48	0.45	2.27	1.41	2.47

Total from investment operations	0.89	1.49	0.50	2.38	1.51	2.55
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.05)	(0.12)	(0.10)	(0.08)
Net realized gains	(0.16)	(0.95)	(0.18)	0.00	0.00	0.00

Total distributions to shareholders	(0.17)	(0.97)	(0.23)	(0.12)	(0.10)	(0.08)
Net asset value, end of period	$18.71	$17.99	$17.47	$17.20	$14.94	$13.53
Total return[2]	4.99%	8.86%	2.86%	15.96%	11.20%	23.11%
Ratios to average net assets (annualized)
Gross expenses	1.83%	1.85%	1.98%	1.95%	1.93%	1.92%
Net expenses	1.83%	1.85%	1.90%	1.90%	1.90%	1.90%
Net investment income	0.05%	0.03%	0.10%	0.67%	0.68%	0.64%
Supplemental data
Portfolio turnover rate	6%	8%	43%	9%	11%	16%
Net assets, end of period (000s omitted)	$153,588	$136,881	$62,019	$24,093	$19,164	$16,699

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Index Asset Allocation Fund	33

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.63	$28.75	$28.21	$24.49	$22.18	$18.14
Net investment income	0.15	0.28	0.35	0.45	0.40	0.34
Net realized and unrealized gains (losses) on investments	1.46	2.45	0.76	3.72	2.30	4.04

Total from investment operations	1.61	2.73	1.11	4.17	2.70	4.38
Distributions to shareholders from
Net investment income	(0.21)	(0.28)	(0.28)	(0.45)	(0.39)	(0.34)
Net realized gains	(0.27)	(1.57)	(0.29)	0.00	0.00	0.00

Total distributions to shareholders	(0.48)	(1.85)	(0.57)	(0.45)	(0.39)	(0.34)
Net asset value, end of period	$30.76	$29.63	$28.75	$28.21	$24.49	$22.18
Total return[1]	5.47%	9.91%	3.89%	17.12%	12.31%	24.30%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.02%	1.09%	1.04%	1.02%	1.01%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.98%	0.98%	1.12%	1.68%	1.69%	1.63%
Supplemental data
Portfolio turnover rate	6%	8%	43%	9%	11%	16%
Net assets, end of period (000s omitted)	$228,131	$206,908	$85,380	$59,783	$34,536	$29,920

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended March 31, 2017[1] (unaudited)
Net asset value, beginning of period	$29.27
Net investment income	0.17 [2]
Net realized and unrealized gains (losses) on investments	1.82

Total from investment operations	1.99
Distributions to shareholders from
Net investment income	(0.26)
Net realized gains	(0.27)

Total distributions to shareholders	(0.53)
Net asset value, end of period	$30.73
Total return[3]	6.85%
Ratios to average net assets (annualized)
Gross expenses	0.75%
Net expenses	0.75%
Net investment income	1.00%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$53,159

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

36	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	37

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$67,017	$0	$67,017

Common stocks
Consumer discretionary	91,919,492	0	0	91,919,492
Consumer staples	69,355,541	0	0	69,355,541
Energy	49,108,100	0	0	49,108,100
Financials	107,079,621	0	0	107,079,621
Health care	103,641,726	0	0	103,641,726
Industrials	75,182,445	0	0	75,182,445
Information technology	164,660,684	0	0	164,660,684
Materials	21,168,852			21,168,852
Real estate	21,836,550	0	0	21,836,550
Telecommunication services	17,782,242	0	0	17,782,242
Utilities	23,797,813	0	0	23,797,813

Rights
Consumer staples	0	0	0	0

Non-agency mortgage-backed securities	0	13,868	0	13,868

U.S. Treasury securities	477,025,109	0	0	477,025,109

Short-term investments
Investment companies	24,425,716	0	0	24,425,716
U.S. Treasury securities	1,541,440	0	0	1,541,440
Investments measured at net asset value*				3,314,813

	1,248,525,331	80,885	0	1,251,921,029
Futures contracts	25,594	0	0	25,594
Total assets	$1,248,550,925	$80,885	$0	$1,251,946,623
Liabilities
Futures contracts	$176,753	$0	$0	$176,753
Total liabilities	$176,753	$0	$0	$176,753

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments LLC valued at $3,314,813 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

38	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $1,111 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,063 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $53,497 from the sale of Class A shares and $595 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	39

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$51,480,066	$41,126,209	$18,304,974	$50,554,403

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Wells Fargo & Company	168,853	1,238	4,479	165,612	$9,217,964	$128,212	$11,442

7. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At March 31, 2017, the Fund had long/short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2017	Unrealized gains (losses)
6-16-2017	GoldmanSachs	47 Long	S&P 500 E-Mini Index	$5,544,120	$31,719
6-21-2017	GoldmanSachs	750 Short	10-Year U.S. Treasury Notes	93,421,875	(91,338)
6-30-2017	Goldman Sachs	156 Long	5-Year U.S. Treasury Notes	18,365,344	94,186

The Fund had an average notional amount of $16,301,553 and $64,977,212 in long and short futures contracts, respectively, during the six months ended March 31, 2017.

On March 31, 2017, the cumulative unrealized gains on futures contracts in the amount of $34,567 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

40	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity contracts	Receivable for daily variation margin on open futures contracts	$0	*	Payable for daily variation margin on open futures contracts	$12,690	*
Interest rate contracts	Receivable for daily variation margin on open futures contracts	25,594	*	Payable for daily variation margin on open futures contracts	164,063	*
		$25,594			$176,753

*	Only the current day’s variation margin as of March 31, 2017 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity contracts	$1,715,945	$12,599
Interest rate contracts	7,449,527	(346,284)
	$9,165,472	$(333,685)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Goldman Sachs	$25,594	$(25,594)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	Goldman Sachs	$176,753	$(25,594)	$(151,159)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	41

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

42	Wells Fargo Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Index Asset Allocation Fund	43

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

44	Wells Fargo Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Index Asset Allocation Fund	45

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302883 05-17 SA227/SAR227 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo International Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo International Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo International Bond Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo International Bond Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo International Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

First International Advisors, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESIYX)	9-30-2003	(7.94)	(2.07)	2.61	(3.61)	(1.16)	3.08	1.08	1.03
Class C (ESIVX)	9-30-2003	(5.29)	(1.90)	2.31	(4.29)	(1.90)	2.31	1.83	1.78
Class R6 (ESIRX)	11-30-2012	–	–	–	(3.19)	(0.77)	3.43	0.70	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	(3.51)	(1.00)	3.25	1.02	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	(3.30)	(0.84)	3.39	0.75	0.70
Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)[4]	–	–	–	–	(3.93)	(1.13)	2.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo International Bond Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
Poland, 1.50%, 4-25-2020	5.09
New Zealand, 4.50%, 4-15-2027	4.59
Mexico, 7.75%, 11-13-2042	4.48
Malaysia, 3.96%, 9-15-2025	3.86
Thailand, 3.85%, 12-12-2025	3.20
Singapore, 3.00%, 9-1-2024	2.91
U.S. Treasury Note, 2.13%, 12-31-2022	2.76
U.S. Treasury Note, 1.50%, 8-15-2026	2.53
Australian Government Bond Series 138, 3.25%, 4-21-2029	2.42
Brazil, 10.00%, 1-1-2025	2.26

Portfolio allocation as of March 31, 2017[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) (formerly known as Barclays Global Aggregate ex-USD Index (unhedged)) is an unmanaged index that provides a broad-based measure of the global investment grade fixed income markets excluding the U.S. dollar denominated debt market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo International Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$914.65	$4.92	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Class C
Actual	$1,000.00	$911.63	$8.48	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.95	1.78%
Class R6
Actual	$1,000.00	$916.45	$3.11	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28	0.65%
Administrator Class
Actual	$1,000.00	$914.88	$4.06	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Institutional Class
Actual	$1,000.00	$915.36	$3.34	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo International Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 4.58%

United States: 4.58%
AbbVie Incorporated (Health Care, Biotechnology)	3.20%	5-14-2026	$900,000	$865,058
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.80	12-5-2024	2,300,000	2,435,114
Anheuser-Busch InBev Finance Incorporated (Consumer Staples, Beverages)	3.65	2-1-2026	2,200,000	2,224,420
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.45	8-4-2026	2,000,000	1,891,684
Federal Mogul Corporation (Consumer Discretionary, Auto Components) 144A	4.88	4-15-2022	550,000	582,779
Ford Motor Credit Company LLC (Finance, Consumer Finance)	2.46	3-27-2020	2,600,000	2,590,905
Gilead Sciences Incorporated (Health Care, Biotechnology)	2.95	3-1-2027	2,000,000	1,896,356
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	3,000,000	3,018,948
Johnson & Johnson (Health Care, Pharmaceuticals)	2.95	3-3-2027	2,000,000	1,999,614
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,524,278
Kraft Heinz Foods Company (Consumer Staples, Food Products)	3.00	6-1-2026	2,000,000	1,879,286
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	2,000,000	1,891,022
Oracle Corporation (Information Technology, Software)	2.65	7-15-2026	1,900,000	1,808,998

Total Corporate Bonds and Notes (Cost $26,327,116)				25,608,462

Foreign Corporate Bonds and Notes @: 15.00%

Australia: 0.20%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,111,020

Brazil: 0.28%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	5,137,000	1,562,957

Denmark: 6.96%
Nordea Kredit Realkredit (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2047	71,538,372	10,027,641
Nordea Kredit Realkredit (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	17,710,566	2,578,389
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2047	75,650,000	10,601,262
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	17,742,974	2,582,471
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2047	75,283,644	10,549,923
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	17,762,469	2,593,930

				38,933,616

France: 0.17%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.50	3-7-2024	800,000	924,826

Germany: 1.39%
HP Pelzer Holding GmbH (Consumer Discretionary, Auto Components, EUR) 144A%%	4.13	4-1-2024	550,000	590,524
KfW (Financials, Banks, AUD)	5.00	3-19-2024	6,900,000	5,921,064
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	398,472
Senvion Holding (Energy, Energy Equipment & Services, EUR)	6.63	11-15-2020	800,000	877,814

				7,787,874

Ireland: 0.51%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,526,689
Virgin Media Receivable (Consumer Discretionary, Media, GBP)	5.50	9-15-2024	1,000,000	1,300,825

				2,827,514

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo International Bond Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Luxembourg: 0.08%
European Investment Bank (Financials, Banks, ZAR)	9.00%	3-31-2021	5,790,000	$443,434

Mexico: 0.35%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	7,250,000	366,073
Nemak SAB de CV (Consumer Discretionary, Auto Components, EUR) 144A	3.25	3-15-2024	225,000	240,990
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	6,532,000	308,593
Sigma Alimentos SA de CV (Consumer Discretionary, Food Products, EUR) 144A	2.63	2-7-2024	950,000	1,039,653

				1,955,309

Netherlands: 0.18%
Cemex Finance LLC (Financials, Consumer Finance, EUR)	4.63	6-15-2024	900,000	1,015,308

Norway: 1.00%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	6,500,000	5,620,701

Philippines: 1.03%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	7,231,000	5,751,759

Spain: 0.16%
Ence Energia y Celulosa (Materials, Paper & Forest Products, EUR)	5.38	11-1-2022	800,000	914,152

United Kingdom: 2.08%
AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	5.50	7-31-2043	600,000	770,609
Adient Global Holdings Company (Consumer Discretionary, Auto Components, EUR)	3.50	8-15-2024	725,000	778,418
Alliance Automotive Finance plc (Financials, EUR) 144A	6.25	12-1-2021	1,000,000	1,131,608
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	1,300,000	1,900,814
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	561,000	638,025
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,094,074
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	600,000	821,276
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	700,000	1,009,895
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	700,000	898,943
Wagamama Finance plc (Financials, Diversified Financial Services, GBP)	7.88	2-1-2020	450,000	587,767

				11,631,429

United States: 0.61%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	987,000	1,106,478
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	589,000	723,627
VF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	0.63	9-20-2023	1,525,000	1,599,852

				3,429,957

Total Foreign Corporate Bonds and Notes (Cost $88,949,264)				83,909,856

Foreign Government Bonds @: 64.68%
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	17,050,000	13,534,139
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	15,000,000	11,441,408
Brazil (BRL)	10.00	1-1-2019	19,505,000	6,287,465
Brazil (BRL)	10.00	1-1-2025	38,640,000	12,344,458
Canada 144A (CAD)	2.90	6-15-2024	11,000,000	8,837,553
Colombia (COP)	7.00	5-4-2022	11,100,000,000	3,989,406

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo International Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Hungary (HUF)	1.75%	10-26-2022	1,865,000,000	$6,292,795
Hungary (HUF)	7.00	6-24-2022	1,665,000,000	7,173,205
Indonesia (IDR)	8.38	3-15-2024	13,750,000,000	1,097,806
Indonesia (IDR)	8.38	9-15-2026	45,000,000,000	3,664,028
Korea (KRW)	3.00	9-10-2024	12,100,000,000	11,488,724
Korea (KRW)	3.13	3-10-2019	6,400,000,000	5,887,577
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,723,999
Malaysia (MYR)	3.90	11-30-2026	14,250,000	3,153,805
Malaysia (MYR)	3.96	9-15-2025	97,325,000	21,612,945
Malaysia (MYR)	4.50	4-15-2030	8,950,000	2,022,809
Mexico (MXN)	5.75	3-5-2026	76,500,000	3,740,000
Mexico (MXN)	7.75	11-13-2042	453,000,000	25,030,807
Mexico (MXN)	8.00	11-7-2047	32,000,000	1,812,263
Mexico (MXN)	10.00	12-5-2024	10,850,000	681,729
New Zealand (NZD)	4.50	4-15-2027	33,000,000	25,674,637
Norway 144A (NOK) ¤	0.00	9-20-2017	107,825,000	12,533,353
Norway 144A (NOK)	4.25	5-19-2017	100,277,000	11,730,244
Poland (PLN)	1.50	4-25-2020	115,700,000	28,445,798
Province of British Columbia (AUD)	4.25	11-27-2024	7,590,000	6,137,695
Province of Ontario (AUD)	6.25	9-29-2020	6,000,000	5,105,281
Queensland Treasury 144A (AUD)	3.25	7-21-2026	7,350,000	5,673,753
Queensland Treasury (AUD)	5.75	7-22-2024	9,000,000	8,186,879
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,571,456
Republic of Philippines (PHP)	3.90	11-26-2022	40,000,000	772,496
Republic of South Africa (ZAR)	7.75	2-28-2023	160,531,000	11,660,536
Republic of South Africa (ZAR)	10.50	12-21-2026	82,350,000	6,786,874
Romania (RON)	5.75	4-29-2020	22,600,000	5,865,983
Singapore (SGD)	2.88	9-1-2030	12,900,000	9,737,732
Singapore (SGD)	3.00	9-1-2024	21,440,000	16,277,142
State of New South Wales Australia (AUD)	5.00	8-20-2024	11,250,000	9,920,457
Thailand (THB)	3.85	12-12-2025	560,025,000	17,885,288
Turkey (TRY)	8.70	7-11-2018	3,500,000	935,802
Turkey (TRY)	9.40	7-8-2020	3,500,000	921,116
Turkey (TRY)	10.70	2-17-2021	4,000,000	1,089,573
United Kingdom Gilt (GBP)	1.50	7-22-2026	5,175,000	6,736,043
United Kingdom Gilt (GBP)	2.00	9-7-2025	5,600,000	7,630,066
United Kingdom Gilt (GBP)	4.25	6-7-2032	5,000,000	8,615,871

Total Foreign Government Bonds (Cost $365,241,305)				361,710,996

U.S. Treasury Securities: 7.90%
U.S. Treasury Bond	3.00	11-15-2045	$7,850,000	7,799,101
U.S. Treasury Note	1.38	10-31-2020	6,900,000	6,823,990
U.S. Treasury Note	1.50	8-15-2026	15,300,000	14,154,290
U.S. Treasury Note	2.13	12-31-2022	15,400,000	15,434,296

Total U.S. Treasury Securities (Cost $45,236,240)				44,211,677

Yankee Corporate Bonds and Notes: 3.94%

Cayman Islands: 0.22%
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38	1-15-2025	1,200,000	1,207,500

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo International Bond Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

France: 0.34%
Danone SA (Consumer Staples, Food Products) 144A	2.95%	11-2-2026	$2,000,000	$1,911,704

Ireland: 0.18%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services) 144A	4.63	5-15-2023	1,000,000	1,007,500

Netherlands: 1.38%
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	5.25	4-15-2023	1,650,000	1,697,025
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,876,460
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	1,950,000	2,099,078
Siemens Financieringsmat Company (Financials, Diversified Financial Services) 144A	2.35	10-15-2026	2,200,000	2,043,058

				7,715,621

Spain: 0.13%
Telefonica Emisiones SAU (Telecommunication Services, Diversified Telecommunication Services)	4.10	3-8-2027	750,000	754,862

Switzerland: 0.44%
Credit Suisse Group Funding Limited (Financials, Diversified Financial Services)	3.80	9-15-2022	2,400,000	2,434,176

United Kingdom: 1.25%
BP Capital Markets plc (Financials, Capital Markets)	3.22	4-14-2024	4,725,000	4,726,523
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.25	2-15-2022	1,000,000	1,067,500
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,209,000

				7,003,023

Total Yankee Corporate Bonds and Notes (Cost $21,786,304)				22,034,386

	Yield		Shares
Short-Term Investments: 1.79%

Investment Companies: 1.79%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.63		9,985,374	9,985,374

Total Short-Term Investments (Cost $9,985,374)				9,985,374

Total investments in securities (Cost $557,525,603) *	97.89%	547,460,751
Other assets and liabilities, net	2.11	11,788,750

Total net assets	100.00%	$559,249,501

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $560,614,555 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,771,418
Gross unrealized losses	(23,925,222)

Net unrealized losses	$(13,153,804)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2017 (unaudited)	Wells Fargo International Bond Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $547,540,229)	$537,475,377
In affiliated securities, at value (cost $9,985,374)	9,985,374

Total investments, at value (cost $557,525,603)	547,460,751
Cash	12,421
Foreign currency, at value (cost $4,377,812)	4,324,690
Receivable for investments sold	245,494
Receivable for Fund shares sold	3,223,908
Receivable for interest	6,077,242
Unrealized gains on forward foreign currency contracts	3,338,982
Prepaid expenses and other assets	129,545

Total assets	564,813,033

Liabilities
Payable for investments purchased	587,616
Payable for Fund shares redeemed	1,686,402
Unrealized losses on forward foreign currency contracts	2,796,167
Management fee payable	294,932
Distribution fees payable	2,768
Administration fees payable	44,517
Accrued expenses and other liabilities	151,130

Total liabilities	5,563,532

Total net assets	$559,249,501

NET ASSETS CONSIST OF
Paid-in capital	$617,143,812
Undistributed net investment income	8,527,257
Accumulated net realized losses on investments	(56,856,023)
Net unrealized losses on investments	(9,565,545)

Total net assets	$559,249,501

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$56,009,497
Shares outstanding – Class A1	5,774,668
Net asset value per share – Class A	$9.70
Maximum offering price per share – Class A2	$10.16
Net assets – Class C	$3,994,332
Shares outstanding – Class C1	423,254
Net asset value per share – Class C	$9.44
Net assets – Class R6	$7,210,849
Shares outstanding – Class R6[1]	734,670
Net asset value per share – Class R6	$9.82
Net assets – Administrator Class	$33,892,041
Shares outstanding – Administrator Class[1]	3,482,731
Net asset value per share – Administrator Class	$9.73
Net assets – Institutional Class	$458,142,782
Shares outstanding – Institutional Class[1]	46,781,652
Net asset value per share – Institutional Class	$9.79

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo International Bond Fund	Statement of operations—six months ended March 31, 2017 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $69,858)	$11,104,294
Securities lending income, net	2,624

Total investment income	11,106,918

Expenses
Management fee	1,757,974
Administration fees
Class A	39,406
Class B	42 [1]
Class C	3,633
Class R6	1,486
Administrator Class	20,909
Institutional Class	193,686
Shareholder servicing fees
Class A	61,571
Class B	66 [1]
Class C	5,677
Administrator Class	52,272
Distribution fees
Class B	198 [1]
Class C	17,030
Custody and accounting fees	17,800
Professional fees	43,087
Registration fees	191
Shareholder report expenses	229
Trustees’ fees and expenses	346
Other fees and expenses	9,567

Total expenses	2,225,170
Less: Fee waivers and/or expense reimbursements	(28,652)

Net expenses	2,196,518

Net investment income	8,910,400

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(13,412,951)
Forward foreign currency contract transactions	(42,294,323)

Net realized losses on investments	(55,707,274)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(13,772,273)
Forward foreign currency contract transactions	2,297,060

Net change in unrealized gains (losses) on investments	(11,475,213)

Net realized and unrealized gains (losses) on investments	(67,182,487)

Net decrease in net assets resulting from operations	$(58,272,087)

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo International Bond Fund	13

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016[1]		Year ended October 31, 2015

Operations
Net investment income		$8,910,400		$22,566,834		$39,938,003
Net realized losses on investments		(55,707,274)		(40,208,825)		(103,876,702)
Net change in unrealized gains (losses) on investments		(11,475,213)		103,284,914		(56,804,032)

Net increase (decrease) in net assets resulting from operations		(58,272,087)		85,642,923		(120,742,731)

Distributions to shareholders from
Net investment income
Class A		0		0		(423,572)
Class B		0 [2]		0		0
Class R6		0		0		(48,140)
Administrator Class		0		0		(1,661,619)
Institutional Class		0		0		(4,268,266)
Net realized gains
Class A		(739,477)		(400,990)		(287,937)
Class B		0 [2]		(2,261)		(2,272)
Class C		(73,043)		(38,344)		(31,156)
Class R6		(164,164)		(83,111)		(18,411)
Administrator Class		(631,824)		(1,513,668)		(1,004,296)
Institutional Class		(7,408,479)		(3,929,124)		(2,298,056)

Total distributions to shareholders		(9,016,987)		(5,967,498)		(10,043,725)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	2,451,816	23,719,820	1,868,356	19,443,142	4,376,785	44,490,295
Class B	0 [2]	0 [2]	0	0	2	19
Class C	4,763	44,748	23,455	236,461	29,172	297,439
Class R6	140,594	1,394,985	895,392	8,893,640	1,089,162	11,067,245
Administrator Class	790,529	7,661,331	4,435,890	44,153,170	7,459,622	76,084,803
Institutional Class	8,231,078	80,446,134	16,131,984	163,749,468	21,605,888	222,681,252

		113,267,018		236,475,881		354,621,053

Reinvestment of distributions
Class A	77,736	729,940	41,796	395,809	66,631	705,372
Class B	0 [2]	0 [2]	202	1,896	185	1,968
Class C	7,033	64,420	3,463	32,237	2,403	25,233
Class R6	17,299	164,164	8,721	83,111	6,273	66,551
Administrator Class	66,753	628,812	158,255	1,500,258	250,106	2,645,484
Institutional Class	690,923	6,543,042	345,507	3,289,229	440,841	4,675,573

		8,130,378		5,302,540		8,120,181

Payment for shares redeemed
Class A	(1,805,443)	(17,423,560)	(5,046,620)	(49,633,874)	(5,719,183)	(57,542,516)
Class B	(16,076)[2]	(153,471)[2]	(25,770)	(256,696)	(41,312)	(422,819)
Class C	(113,072)	(1,059,230)	(222,003)	(2,168,648)	(395,376)	(3,980,181)
Class R6	(572,536)	(5,550,328)	(1,096,795)	(11,289,059)	(279,791)	(2,789,621)
Administrator Class	(2,081,756)	(20,188,102)	(27,263,086)	(278,792,881)	(13,481,584)	(136,684,425)
Institutional Class	(13,097,709)	(127,107,786)	(36,026,612)	(359,679,067)	(28,068,413)	(285,845,548)

		(171,482,477)		(701,820,225)		(487,265,110)

Net decrease in net assets resulting from capital share transactions		(50,085,081)		(460,041,804)		(124,523,876)

Total decrease in net assets		(117,374,155)		(380,366,379)		(255,310,332)

Net assets
Beginning of period		676,623,656		1,056,990,035		1,312,300,367

End of period		$559,249,501		$676,623,656		$1,056,990,035

Undistributed (overdistributed) (accumulated) net investment income (loss)		$8,527,257		$(383,143)		$(48,221,909)

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
CLASS A			2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.77	$9.74	$10.84	$11.32	$11.83	$11.85	$12.23
Net investment income	0.13 [2]	0.24 [2]	0.31 [2]	0.37 [2]	0.36 [2]	0.33 [2]	0.39 [2]
Net realized and unrealized gains (losses) on investments	(1.05)	0.85	(1.33)	(0.34)	(0.73)	0.08	(0.18)

Total from investment operations	(0.92)	1.09	(1.02)	0.03	(0.37)	0.41	0.21
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.12)	(0.02)	(0.29)	(0.51)
Net realized gains	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.15)	(0.06)	(0.08)	(0.51)	(0.14)	(0.43)	(0.59)
Net asset value, end of period	$9.70	$10.77	$9.74	$10.84	$11.32	$11.83	$11.85
Total return[3]	(8.54)%	11.24%	(9.50)%	0.26%	(3.18)%	3.66%	1.93%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.08%	1.06%	1.05%	1.05%	1.04%	1.02%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.02%
Net investment income	2.74%	2.64%	3.07%	3.29%	2.93%	2.88%	3.26%
Supplemental data
Portfolio turnover rate	37%	96%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$56,009	$54,399	$79,727	$102,624	$113,846	$139,600	$286,577

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
CLASS C			2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.52	$9.58	$10.70	$11.19	$11.76	$11.81	$12.20
Net investment income	0.09 [2]	0.17 [2]	0.23 [2]	0.28 [2]	0.26 [2]	0.24 [2]	0.31 [2]
Net realized and unrealized gains (losses) on investments	(1.02)	0.83	(1.32)	(0.34)	(0.71)	0.08	(0.19)

Total from investment operations	(0.93)	1.00	(1.09)	(0.06)	(0.45)	0.32	0.12
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.04)	(0.00)[3]	(0.23)	(0.43)
Net realized gains	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.15)	(0.06)	(0.03)	(0.43)	(0.12)	(0.37)	(0.51)
Net asset value, end of period	$9.44	$10.52	$9.58	$10.70	$11.19	$11.76	$11.81
Total return[4]	(8.84)%	10.49%	(10.21)%	(0.52)%	(3.84)%	2.86%	1.11%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.83%	1.81%	1.80%	1.80%	1.79%	1.77%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.77%
Net investment income	1.98%	1.86%	2.33%	2.54%	2.15%	2.12%	2.50%
Supplemental data
Portfolio turnover rate	37%	96%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$3,994	$5,520	$6,895	$11,597	$16,097	$23,448	$27,861

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005 per share.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
CLASS R6			2015	2014	2013[2]
Net asset value, beginning of period	$10.88	$9.80	$10.88	$11.36	$11.80
Net investment income	0.15 [3]	0.28 [3]	0.35 [3]	0.42 [3]	0.39 [3]
Net realized and unrealized gains (losses) on investments	(1.06)	0.86	(1.34)	(0.35)	(0.69)

Total from investment operations	(0.91)	1.14	(0.99)	0.07	(0.30)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	(0.16)	(0.02)
Net realized gains	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)

Total distributions to shareholders	(0.15)	(0.06)	(0.09)	(0.55)	(0.14)
Net asset value, end of period	$9.82	$10.88	$9.80	$10.88	$11.36
Total return[4]	(8.35)%	11.69%	(9.18)%	0.60%	(2.52)%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.70%	0.68%	0.67%	0.68%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.12%	3.00%	3.46%	3.64%	3.70%
Supplemental data
Portfolio turnover rate	37%	96%	136%	103%	129%
Net assets, end of period (000s omitted)	$7,211	$12,501	$13,152	$5,729	$2,433

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from November 30, 2012 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
ADMINISTRATOR CLASS			2015	2014	2013[2]	2012	2011
Net asset value, beginning of period	$10.80	$9.75	$10.84	$11.32	$11.81	$11.83	$12.23
Net investment income	0.14 [2]	0.26 [2]	0.33 [2]	0.39 [2]	0.36 [2]	0.35 [2]	0.38 [2]
Net realized and unrealized gains (losses) on investments	(1.06)	0.85	(1.34)	(0.34)	(0.71)	0.08	(0.16)

Total from investment operations	(0.92)	1.11	(1.01)	0.05	(0.35)	0.43	0.22
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.14)	(0.02)	(0.31)	(0.54)
Net realized gains	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.15)	(0.06)	(0.08)	(0.53)	(0.14)	(0.45)	(0.62)
Net asset value, end of period	$9.73	$10.80	$9.75	$10.84	$11.32	$11.81	$11.83
Total return[3]	(8.51)%	11.44%	(9.36)%	0.43%	(2.98)%	3.89%	2.03%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.02%	0.99%	0.99%	0.99%	0.97%	0.95%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.90%	2.85%	3.26%	3.47%	3.15%	3.04%	3.21%
Supplemental data
Portfolio turnover rate	37%	96%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$33,892	$50,825	$266,849	$359,383	$334,778	$294,330	$170,836

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
INSTITUTIONAL CLASS			2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.86	$9.79	$10.87	$11.35	$11.82	$11.84	$12.23
Net investment income	0.15 [2]	0.27 [2]	0.35 [2]	0.41 [2]	0.37	0.36	0.44
Net realized and unrealized gains (losses) on investments	(1.07)	0.86	(1.34)	(0.35)	(0.70)	0.09	(0.20)

Total from investment operations	(0.92)	1.13	(0.99)	0.06	(0.33)	0.45	0.24
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	(0.15)	(0.02)	(0.33)	(0.55)
Net realized gains	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.15)	(0.06)	(0.09)	(0.54)	(0.14)	(0.47)	(0.63)
Net asset value, end of period	$9.79	$10.86	$9.79	$10.87	$11.35	$11.82	$11.84
Total return[3]	(8.46)%	11.60%	(9.20)%	0.55%	(2.78)%	3.99%	2.19%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.75%	0.73%	0.72%	0.72%	0.71%	0.69%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.71%	0.69%
Net investment income	3.07%	2.95%	3.41%	3.62%	3.26%	3.19%	3.60%
Supplemental data
Portfolio turnover rate	37%	96%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$458,143	$553,208	$689,964	$832,072	$1,115,163	$1,270,164	$1,228,793

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

20	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	21

to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$25,608,462	$0	$25,608,462

Foreign corporate bonds and notes	0	83,909,856	0	83,909,856

Foreign government bonds	0	361,710,996	0	361,710,996

U.S. Treasury securities	44,211,677	0	0	44,211,677

Yankee corporate bonds and notes	0	22,034,386	0	22,034,386

Short-term investments
Investment companies	9,985,374	0	0	9,985,374
	54,197,051	493,263,700	0	547,460,751

Forward foreign currency contracts	0	3,338,982	0	3,338,982
Total assets	$54,197,051	$496,602,682	$0	$550,799,733
Liabilities

Forward foreign currency contracts	0	2,796,167	0	2,796,167
Total liabilities	$0	$2,796,167	$0	$2,796,167

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class C shares, 0.65% for Class R6 shares, 0.85% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $46,421 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $56,652 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $445 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$ 6,461,356	$ 208,823,954	$ 20,453,314	$ 276,313,872

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these

24	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At March 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
4-17-2017	State Street Bank	6,650,000,000	JPY	$59,758,927	$58,543,010	$1,215,917
4-18-2017	State Street Bank	23,200,000	EUR	24,765,082	24,765,768	(686)
4-26-2017	State Street Bank	19,600,000	CAD	14,743,527	14,967,431	(223,904)
5-9-2017	State Street Bank	66,000,000	MYR	14,893,566	14,886,658	6,908
5-15-2017	State Street Bank	6,850,000,000	JPY	61,619,837	60,487,254	1,132,583
5-22-2017	State Street Bank	456,575,000	HUF	1,580,779	1,594,019	(13,240)
5-24-2017	State Street Bank	42,700,000	EUR	45,656,249	46,333,557	(677,308)
6-13-2017	State Street Bank	9,500,000	GBP	11,922,123	11,569,832	352,291
6-16-2017	State Street Bank	64,500,000	EUR	69,044,187	68,926,635	117,552

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
4-17-2017	State Street Bank	572,000,000	JPY	$5,140,166	$4,993,357	$(146,809)
5-9-2017	State Street Bank	66,000,000	MYR	14,893,566	14,822,134	(71,432)
5-11-2017	State Street Bank	575,000,000	THB	16,727,965	16,394,377	(333,588)
5-22-2017	State Street Bank	3,960,000,000	HUF	13,710,533	13,688,024	(22,509)
5-22-2017	State Street Bank	100,500,000	PLN	25,330,250	24,671,991	(658,259)
6-2-2017	State Street Bank	19,000,000	BRL	5,987,797	5,972,213	(15,584)
6-6-2017	State Street Bank	72,250,000	ZAR	5,327,175	5,439,242	112,067
6-13-2017	State Street Bank	1,000,000	GBP	1,254,960	1,225,616	(29,344)
6-13-2017	State Street Bank	92,500,000	DKK	13,310,570	13,200,896	(109,674)
6-13-2017	State Street Bank	12,500,000	GBP	15,687,004	15,542,875	(144,129)
6-14-2017	State Street Bank	36,685,000	NZD	25,669,761	25,320,060	(349,701)
6-20-2017	State Street Bank	85,600,000	AUD	65,306,779	65,708,443	401,664

The Fund had average contract amounts of $375,745,633 and $289,018,135 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended March 31, 2017.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	25

Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	State Street Bank	$3,338,982*	$2,796,167	$0	$542,815
*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$2,796,167**	$(2,796,167)	$0	$0
**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo International Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo International Bond Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo International Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo International Bond Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302884 05-17 SA235/SAR235 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Strategic Income Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Strategic Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Strategic Income Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Strategic Income Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Strategic Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

David Germany, Ph.D.

Niklas Nordenfelt, CFA®

Tony Norris

Alex Perrin

Thomas M. Price, CFA®

Scott M. Smith, CFA®

Noah Wise, CFA®

Average annual total returns (%) as of March 31, 2017

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WSIAX)	1-31-2013	2.84	0.10	7.09	1.09	1.80	0.91
Class C (WSICX)	1-31-2013	5.32	0.33	6.32	0.33	2.55	1.66
Administrator Class (WSIDX)	1-31-2013	–	–	6.98	1.19	1.74	0.76
Institutional Class (WSINX)	1-31-2013	–	–	7.44	1.39	1.47	0.61
Bloomberg Barclays U.S. Universal Bond Index[3]	–	–	–	1.92	2.41	–	–
BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index[4]	–	–	–	0.74	0.39	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment- grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk, regulatory risk, and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Income Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
Avis Budget Rental Car Funding LLC Series 2017-1A Class C , 4.15% 9-20-2023	1.59
Hertz Fleet Lease Funding LP Series 2014-1 Class C, 2.01%, 4-10-2028	1.46
SoFi Consumer Loan Program Trust Series 2016-3A , 3.05%, 12-26-2025	1.26
Textainer Marine Containers Limited Series 2014-1A Class A , 3.27%, 10-20-2039	1.26
ACAS CLO Limited Trust Series 2015-1A Class B, 3.12%, 4-18-2027	1.22
Longtrain Leasing III LLC Series 2015-1A Class A2, 4.06%, 1-15-2045	1.16
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B, 4.31%, 5-16-2022	1.1
Chicago Skyscraper Trust Series 2017-SKY Class C, 2.16%, 4-15-2030	1.06
321 Henderson Receivables LLC Series 2015-2A Class A, 3.87%, 3-15-2058	1.06
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D, 4.67%, 4-15-2047	1.06

Portfolio allocation as of March 31, 2017[6]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.90% for Class A, 1.65% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Bloomberg Barclays U.S. Universal Bond Index (formerly known as Barclays U.S. Universal Bond Index) is an unmanaged market-value-weighted performance benchmark for the U.S. dollar–denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[4]	The BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-Month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-Month LIBOR rate) and is rolled into a new 3-Month instrument. The index, therefore, will always have a constant maturity equal to exactly 3 months. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.56	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Class C
Actual	$1,000.00	$1,021.66	$8.32	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%
Administrator Class
Actual	$1,000.00	$1,023.38	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Institutional Class
Actual	$1,000.00	$1,027.54	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 7.48%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$307,534
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	404,443
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	250,000	251,894
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	653,062
Hertz Fleet Lease Funding LP Series 2014-1 Class C 144A±	2.01	4-10-2028	600,000	598,958
Social Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	339,425	342,025
SoFi Consumer Loan Program Trust Series 2016-3A 144A	3.05	12-26-2025	518,899	519,147

Total Asset-Backed Securities (Cost $3,067,303)				3,077,063

			Shares
Common Stocks: 0.26%

Utilities: 0.26%

Electric Utilities: 0.26%
Vistra Energy Corporation			6,516	106,211

Total Common Stocks (Cost $384,648)				106,211

			Principal
Corporate Bonds and Notes: 36.00%

Consumer Discretionary: 9.78%

Auto Components: 0.12%
Allison Transmission Incorporated 144A	5.00	10-1-2024	$50,000	50,500

Automobiles: 0.81%
Ford Motor Company	7.45	7-16-2031	265,000	334,200

Distributors: 0.42%
LKQ Corporation	4.75	5-15-2023	175,000	174,125

Diversified Consumer Services: 0.51%
Service Corporation International	5.38	5-15-2024	200,000	208,070

Hotels, Restaurants & Leisure: 0.57%
Brinker International Incorporated 144A	5.00	10-1-2024	25,000	24,688
Greektown Holdings LLC 144A	8.88	3-15-2019	200,000	209,350

				234,038

Household Durables: 0.51%
D.R. Horton Incorporated	4.38	9-15-2022	200,000	210,486

Media: 5.13%
Altice US Finance I Corporation 144A	5.50	5-15-2026	275,000	282,563
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	36,050
CCO Holdings LLC	5.25	9-30-2022	50,000	51,875
CCO Holdings LLC 144A	5.38	5-1-2025	225,000	230,906
Charter Communications Operating LLC	4.91	7-23-2025	400,000	422,371
Discovery Communications LLC	3.80	3-13-2024	265,000	261,911
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	49,375
Gray Television Incorporated 144A	5.88	7-15-2026	50,000	50,875

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Interpublic Group Company	4.20%	4-15-2024	$250,000	$257,906
National CineMedia LLC	5.75	8-15-2026	50,000	50,600
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	50,000	52,000
Nielsen Finance LLC 144A	5.00	4-15-2022	100,000	102,250
Time Warner Incorporated	3.80	2-15-2027	265,000	262,081

				2,110,763

Multiline Retail: 1.06%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	250,000	247,520
Nordstrom Incorporated	5.00	1-15-2044	200,000	188,879

				436,399

Specialty Retail: 0.53%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	77,438
Group 1 Automotive Incorporated	5.00	6-1-2022	25,000	25,188
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,750
Sonic Automotive Incorporated	5.00	5-15-2023	65,000	63,172

				217,548

Textiles, Apparel & Luxury Goods: 0.12%
Wolverine World Wide Company 144A	5.00	9-1-2026	50,000	47,000

Consumer Staples: 0.65%

Beverages: 0.65%
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	265,000	267,942

Energy: 3.87%

Energy Equipment & Services: 1.26%
Bristow Group Incorporated	6.25	10-15-2022	100,000	80,500
Era Group Incorporated	7.75	12-15-2022	40,000	38,100
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	72,375
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	16,250
NGPL PipeCo LLC 144A	7.77	12-15-2037	175,000	197,750
PHI Incorporated	5.25	3-15-2019	120,000	113,400

				518,375

Oil, Gas & Consumable Fuels: 2.61%
Crestwood Midstream Partners LP	6.25	4-1-2023	50,000	51,875
Enable Midstream Partner LP	3.90	5-15-2024	100,000	97,584
EnLink Midstream LLC	4.40	4-1-2024	50,000	50,593
Exterran Partners LP	6.00	4-1-2021	50,000	49,625
Gulfport Energy Corporation	6.63	5-1-2023	75,000	75,844
Murphy Oil Corporation	4.70	12-1-2022	25,000	24,250
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	200,000	208,500
Rose Rock Midstream LP	5.63	11-15-2023	100,000	98,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	107,737
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	75,000	82,686
Southwestern Energy Company	6.70	1-23-2025	75,000	74,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP 144A	5.50%	9-15-2024	$125,000	$125,625
Tesoro Logistics LP	5.25	1-15-2025	25,000	26,094

				1,072,663

Financials: 7.46%

Banks: 2.01%
Bank of America Corporation ±	6.30	12-29-2049	265,000	288,188
CIT Group Incorporated	5.00	8-1-2023	100,000	104,250
JPMorgan Chase & Company ±	6.00	12-31-2049	180,000	187,704
PNC Financial Services ±	5.00	12-29-2049	250,000	248,750

				828,892

Capital Markets: 1.31%
Goldman Sachs Group Incorporated	4.25	10-21-2025	265,000	270,091
Morgan Stanley	5.00	11-24-2025	250,000	268,420

				538,511

Consumer Finance: 0.90%
Arch Capital Finance LLC	4.01	12-15-2026	125,000	128,160
General Motors Financial Company Incorporated	3.20	7-6-2021	200,000	200,739
Springleaf Finance Corporation	8.25	10-1-2023	40,000	42,150

				371,049

Diversified Financial Services: 0.92%
Brookfield Finance LLC	4.00	4-1-2024	200,000	201,141
LPL Holdings Incorporated 144A	5.75	9-15-2025	175,000	177,494

				378,635

Insurance: 2.32%
Fairfax US Incorporated 144A	4.88	8-13-2024	265,000	269,851
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	195,405
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	30,000	30,000
Hub International Limited 144A	7.88	10-1-2021	100,000	104,250
Lincoln National Corporation	7.00	6-15-2040	105,000	135,611
MetLife Incorporated	6.40	12-15-2066	200,000	219,500

				954,617

Health Care: 2.34%

Health Care Providers & Services: 2.28%
Community Health Systems Incorporated	6.25	3-31-2023	200,000	204,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	100,000	99,688
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	200,000	202,000
Express Scripts Holding Company	3.40	3-1-2027	250,000	235,435
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	75,000	80,634
Vizient Incorporated 144A	10.38	3-1-2024	100,000	114,125

				935,882

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.06%
Valeant Pharmaceuticals International Incorporated 144A	7.00%	3-15-2024	$25,000	$25,656

Industrials: 0.85%

Airlines: 0.25%
American Airlines Incorporated	4.38	4-1-2024	102,670	103,184

Commercial Services & Supplies: 0.60%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	100,000	101,000
Covanta Holding Corporation	5.88	3-1-2024	145,000	147,175

				248,175

Information Technology: 3.94%

Electronic Equipment, Instruments & Components: 0.67%
Arrow Electronics Incorporated	3.50	4-1-2022	165,000	166,292
Zebra Technologies Corporation «	7.25	10-15-2022	100,000	108,125

				274,417

Internet Software & Services: 0.20%
Zayo Group LLC	6.38	5-15-2025	75,000	80,953

IT Services: 0.61%
Cardtronics Incorporated	5.13	8-1-2022	150,000	151,875
Cardtronics Incorporated 144A%%	5.50	5-1-2025	25,000	25,313
Gartner Incorporated 144A	5.13	4-1-2025	75,000	76,406

				253,594

Semiconductors & Semiconductor Equipment: 0.93%
KLA-Tencor Corporation	4.13	11-1-2021	265,000	277,417
Micron Technology Incorporated 144A	5.63	1-15-2026	100,000	105,250

				382,667

Technology Hardware, Storage & Peripherals: 1.53%
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	275,000	303,998
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	75,000	97,310
NCR Corporation	5.88	12-15-2021	210,000	218,925
NCR Corporation	6.38	12-15-2023	10,000	10,525

				630,758

Materials: 0.52%

Containers & Packaging: 0.52%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	200,000	213,750

Real Estate: 2.69%

Equity REITs: 1.81%
American Tower Corporation	4.00	6-1-2025	250,000	252,925
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	88,400
ESH Hospitality Incorporated 144A	5.25	5-1-2025	125,000	126,015

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Omega Healthcare Investors Incorporated	4.50%	1-15-2025	$175,000	$174,632
The Geo Group Incorporated	5.88	10-15-2024	100,000	102,250

				744,222

Real Estate Management & Development: 0.88%
CBRE Services Incorporated	5.00	3-15-2023	250,000	260,027
Onex Corporation 144A	7.75	1-15-2021	100,000	101,750

				361,777

Telecommunication Services: 2.61%

Diversified Telecommunication Services: 1.17%
AT&T Incorporated	5.25	3-1-2037	135,000	137,494
GCI Incorporated	6.75	6-1-2021	90,000	92,250
Level 3 Financing Incorporated	5.38	5-1-2025	150,000	152,625
SBA Communications Corporation	4.88	7-15-2022	100,000	101,500

				483,869

Wireless Telecommunication Services: 1.44%
CC Holdings GS V LLC	3.85	4-15-2023	265,000	271,378
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	163,500
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	21,550
T-Mobile USA Incorporated	6.50	1-15-2024	100,000	108,000
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,750

				591,178

Utilities: 1.29%

Independent Power & Renewable Electricity Producers: 0.62%
NSG Holdings LLC 144A	7.75	12-15-2025	94,419	101,501
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	150,000	151,875

				253,376

Multi-Utilities: 0.67%
Puget Energy Incorporated	5.63	7-15-2022	250,000	276,584

Total Corporate Bonds and Notes (Cost $14,575,516)				14,813,855

Foreign Corporate Bonds and Notes @: 2.77%

Consumer Discretionary: 0.73%

Hotels, Restaurants & Leisure: 0.73%
Schumann SpA 144A (EUR)	7.00	7-31-2023	125,000	135,194
William Hill plc (GBP)	4.88	9-7-2023	125,000	163,034

				298,228

Financials: 1.36%

Banks: 0.63%
ABN AMRO Bank NV (EUR)	6.38	4-27-2021	200,000	259,864

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.73%
Arrow Global Finance plc 144A (GBP)	5.13%	9-15-2024	125,000	$162,125
Ineos Finance plc 144A (EUR)	4.00	5-1-2023	125,000	137,162

				299,287

Materials: 0.34%

Paper & Forest Products: 0.34%
Lecta SA 144A (EUR)	6.50	8-1-2023	125,000	139,242

Telecommunication Services: 0.34%

Diversified Telecommunication Services: 0.34%
SFR Group SA 144A (EUR)	5.63	5-15-2024	125,000	141,524

Total Foreign Corporate Bonds and Notes (Cost $1,164,588)				1,138,145

Foreign Government Bonds @: 2.90%
Brazil (BRL)	10.00	1-1-2027	615,000	196,087
Colombia (COP)	7.00	9-11-2019	720,000,000	256,223
Indonesia (IDR)	7.88	4-15-2019	4,100,000,000	314,450
Mexico (MXN)	4.75	6-14-2018	4,565,000	238,722
Republic of South Africa (ZAR)	6.75	3-31-2021	2,600,000	186,334

Total Foreign Government Bonds (Cost $1,243,056)				1,191,816

Loans: 12.62%

Consumer Discretionary: 3.33%

Auto Components: 0.21%
Allison Transmission Incorporated ±	2.99	9-23-2022	$84,610	85,256

Distributors: 0.74%
Spin Holdco Incorporated ±	4.29	11-14-2019	306,364	306,199

Hotels, Restaurants & Leisure: 1.08%
Belmond Interfin Limited ±	4.15	3-21-2021	101,778	101,842
CCM Merger Incorporated ±	4.23	8-8-2021	241,871	242,979
La Quinta Intermediate Holdings LLC ±	3.77	4-14-2021	99,242	99,759

				444,580

Household Products: 0.18%
Anchor Glass Container Corporation ±	4.25	12-7-2023	74,813	75,234

Media: 0.79%
Altice US Finance I Corporation ±	3.98	1-15-2025	149,249	148,970
Learfield Communications Incorporated ±	4.25	12-1-2023	149,625	151,121
Salem Communications Corporation ±	4.50	3-16-2020	25,800	25,187

				325,278

Specialty Retail: 0.33%
Focus Brands Incorporated ±	5.00	10-3-2023	133,402	133,402

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Energy: 0.61%

Energy Equipment & Services: 0.30%
ExGen Renewables I LLC ±	5.27%	2-14-2021	$15,589	$15,667
Hummel Station LLC ±	7.00	10-27-2022	112,613	108,812

				124,479

Oil, Gas & Consumable Fuels: 0.31%
Veresen Midstream LP ±	4.50	3-31-2022	124,051	125,136

Financials: 0.85%

Diversified Financial Services: 0.36%
LPL Holdings Incorporated <	0.00	3-10-2024	150,000	150,095

Insurance: 0.49%
Alliant Holdings I LLC ±	4.39	8-12-2022	199,493	200,349

Health Care: 2.02%

Health Care Equipment & Supplies: 0.61%
Kinetic Concepts Incorporated ±	4.40	2-2-2024	250,000	250,000

Health Care Providers & Services: 0.52%
Community Health Systems Incorporated ±	4.05	1-27-2021	66,626	65,677
Surgery Center Holdings Incorporated ±	4.75	11-3-2020	48,875	49,395
TeamHealth Incorporated ±	3.75	2-6-2024	100,000	99,208

				214,280

Health Care Technology: 0.61%
Change Healthcare Holdings Incorporated ±	3.75	3-1-2024	250,000	250,313

Pharmaceuticals: 0.28%
Valeant Pharmaceuticals International Incorporated ±	5.57	4-1-2022	117,151	117,410

Industrials: 1.08%

Aerospace & Defense: 0.24%
TransDigm Incorporated ±	4.14	6-4-2021	99,235	98,898

Commercial Services & Supplies: 0.57%
KAR Auction Services Incorporated ±	4.19	3-9-2021	133,053	134,161
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	99,233	99,078

				233,239

Transportation Infrastructure: 0.27%
OSG Bulk Ships Incorporated ±	5.29	8-5-2019	11,865	11,746
OSG International Incorporated ±	5.79	8-5-2019	98,513	98,206

				109,952

Information Technology: 2.12%

Electronic Equipment, Instruments & Components: 0.97%
Dell International LLC <	0.00	9-7-2023	400,000	401,332

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.35%
Applied Systems Incorporated ±	4.40%	1-25-2021	$142,848	$143,526

IT Services: 0.80%
First Data Corporation ±	3.98	7-10-2022	326,534	328,914

Materials: 0.58%

Containers & Packaging: 0.58%
Berry Plastics Corporation ±	3.50	10-1-2022	89,974	90,498
Reynolds Group Holdings Incorporated ±	3.98	2-5-2023	149,251	149,764

				240,262

Real Estate: 0.68%

Equity REITs: 0.49%
The Geo Group Incorporated <	0.00	3-17-2024	200,000	200,876

Real Estate Management & Development: 0.19%
Capital Automotive LP ±	4.00	3-17-2024	77,825	78,603

Telecommunication Services: 1.35%

Diversified Telecommunication Services: 0.82%
Intelsat Jackson Holdings SA ±	3.89	6-30-2019	240,332	235,059
Level 3 Financing Incorporated ±	3.23	2-22-2024	101,410	101,537

				336,596

Wireless Telecommunication Services: 0.53%
Syniverse Holdings Incorporated ±	4.00	4-23-2019	236,570	216,831

Total Loans (Cost $5,215,625)				5,191,040

Municipal Obligations: 1.84%

Idaho: 0.11%
Idaho Housing & Finance Association Legacy Public Charter School Series B (Education Revenue)	7.00	5-1-2017	45,000	44,983

Illinois: 0.78%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	198,084
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	100,000	124,629

				322,713

Michigan: 0.12%
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	47,000	47,645

New York: 0.24%
Oyster Bay NY (GO Revenue)	3.25	2-1-2018	100,000	100,117

Texas: 0.59%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	242,920

Total Municipal Obligations (Cost $771,351)				758,378

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: 11.48%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87%	3-15-2058	$438,687	$435,309
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	3.12	4-18-2027	500,000	499,996
BB-UBS Trust Series 2012-TFT Class C 144A±	3.47	6-5-2030	150,000	144,484
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	394,943
Chicago Skyscraper Trust Series 2017-SKY Class C 144A±	2.16	4-15-2030	436,000	436,807
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	450,000	454,670
Commercial Mortgage Trust Series 2015-LC23 Class C ±	4.65	10-10-2048	300,000	294,033
FREMF Mortgage Trust Series 2017-K724 Class B 144A±	3.50	11-25-2023	400,000	378,309
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.53	9-10-2047	325,000	253,912
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.67	4-15-2047	493,000	435,052
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	500,000	479,363
Textainer Marine Containers Limited Series 2014-1A Class A 144A	3.27	10-20-2039	530,833	518,847

Total Non-Agency Mortgage-Backed Securities (Cost $4,784,357)				4,725,725

		Expiration date	Shares
Rights: 0.02%

Utilities: 0.02%

Electric Utilities: 0.02%
Texas Competitive Electric Holdings Company LLC Rights †(i)		10-10-2024	6,516	7,331

Total Rights (Cost $7,168)				7,331

		Maturity date	Principal
U.S. Treasury Securities: 0.30%
U.S. Treasury Note	1.63	2-15-2026	$130,000	122,210

Total U.S. Treasury Securities (Cost $126,823)				122,210

Yankee Corporate Bonds and Notes: 8.27%

Consumer Staples: 0.37%

Food & Staples Retailing: 0.37%
Delhaize Group SA	5.70	10-1-2040	135,000	153,860

Energy: 0.79%

Oil, Gas & Consumable Fuels: 0.79%
Comision Federal de Electric 144A	4.75	2-23-2027	250,000	250,625
Teekay Corporation	8.50	1-15-2020	75,000	74,250

				324,875

Financials: 5.07%

Banks: 3.74%
BNP Paribas 144A	3.80	1-10-2024	200,000	198,982
BPCE SA 144A	5.15	7-21-2024	305,000	313,226
Credit Agricole SA 144A±	8.13	12-29-2049	265,000	282,225
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	135,000	130,816
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	100,000	103,875
Perrigo Finance Unlimited Company	4.38	3-15-2026	250,000	254,257

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
UBS Group Funding (Jersey) Limited 144A	4.13%	9-24-2025	$250,000	$254,206

				1,537,587

Capital Markets: 0.63%
Credit Suisse Group AG 144A	3.57	1-9-2023	260,000	259,477

Diversified Financial Services: 0.70%
Deutsche Bank AG	6.00	9-1-2017	285,000	289,962

Health Care: 0.71%

Pharmaceuticals: 0.71%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	265,000	254,960
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	50,000	38,500

				293,460

Industrials: 1.00%

Commercial Services & Supplies: 0.50%
GFL Environmental Incorporated 144A	7.88	4-1-2020	50,000	51,875
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	150,000	153,375

				205,250

Professional Services: 0.50%
IHS Markit Limited 144A	4.75	2-15-2025	200,000	206,000

Telecommunication Services: 0.33%

Diversified Telecommunication Services: 0.33%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	82,125
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	51,372

				133,497

Total Yankee Corporate Bonds and Notes (Cost $3,424,884)				3,403,968

Yankee Government Bonds: 4.08%
Arab Republic of Egypt 144A	6.13	1-31-2022	200,000	208,000
Bermuda 144A	3.72	1-25-2027	250,000	240,633
Federal Democratic Republic of Ethiopia	6.63	12-11-2024	200,000	191,856
Republic of Honduras	6.25	1-19-2027	200,000	202,424
Republic of Ghana	9.25	9-15-2022	200,000	208,000
Republic of Sri Lanka	5.75	1-18-2022	200,000	205,208
Socialist Republic of Vietnam	4.80	11-19-2024	200,000	203,839
The Dominican Republic	6.88	1-29-2026	200,000	219,000

Total Yankee Government Bonds (Cost $1,645,331)				1,678,960

	Yield		Shares
Short-Term Investments: 9.48%

Investment Companies: 8.97%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98		108,289	108,300
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.63		3,584,787	3,584,787

				3,693,087

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	17

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.51%
U.S. Treasury Bill #(z)	0.72%	6-15-2017	$210,000	$209,692

Total Short-Term Investments (Cost $3,902,767)				3,902,779

Total investments in securities (Cost $40,313,417) *	97.50%	40,117,481
Other assets and liabilities, net	2.50	1,030,412

Total net assets	100.00%	$41,147,893

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

«	All or a portion of this security is on loan.

%%	The security is issued on a when-issued basis.

@	Foreign bond principal is denominated in the local currency of the issuer.

<	All or a portion of the position represents an unfunded loan commitment.

†	Non-income-earning security

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $40,316,223 and unrealized gains (losses) consists of:

Gross unrealized gains	$453,990
Gross unrealized losses	(652,732)

Net unrealized losses	$(198,742)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Income Fund	Statement of assets and liabilities—March 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $106,102 of securities loaned), at value (cost $36,620,330)	$36,424,394
In affiliated securities, at value (cost $3,693,087)	3,693,087

Total investments, at value (cost $40,313,417)	40,117,481
Cash	54,502
Foreign currency, at value (cost $6,670)	6,560
Receivable for investments sold	85,757
Receivable for Fund shares sold	1,447,254
Receivable for interest	346,215
Receivable for daily variation margin on open futures contracts	313
Receivable for securities lending income	42
Unrealized gains on forward foreign currency contracts	17,460
Receivable from manager	7,493
Prepaid expenses and other assets	48,532

Total assets	42,131,609

Liabilities
Payable for investments purchased	778,938
Unrealized losses on forward foreign currency contracts	8,501
Payable upon receipt of securities loaned	108,300
Payable for daily variation margin on open futures contracts	8,906
Distribution fee payable	309
Administration fees payable	2,849
Accrued expenses and other liabilities	75,913

Total liabilities	983,716

Total net assets	$41,147,893

NET ASSETS CONSIST OF
Paid-in capital	$42,657,168
Undistributed net investment income	281,939
Accumulated net realized losses on investments	(1,610,468)
Net unrealized losses on investments	(180,746)

Total net assets	$41,147,893

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,533,771
Shares outstanding – Class A1	163,548
Net asset value per share – Class A	$9.38
Maximum offering price per share – Class A2	$9.77
Net assets – Class C	$364,903
Shares outstanding – Class C1	39,117
Net asset value per share – Class C	$9.33
Net assets – Administrator Class	$477,747
Shares outstanding – Administrator Class[1]	50,832
Net asset value per share – Administrator Class	$9.40
Net assets – Institutional Class	$38,771,472
Shares outstanding – Institutional Class[1]	4,132,349
Net asset value per share – Institutional Class	$9.38

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund	19

Investment income
Interest (net of foreign interest withholding taxes of $3,662)	$613,220
Dividends	15,117
Income from affiliated securities	5,815
Securities lending income, net	242

Total investment income	634,394

Expenses
Management fee	73,845
Administration fees
Class A	1,101
Class C	587
Administrator Class	243
Institutional Class	10,214
Shareholder servicing fees
Class A	1,720
Class C	918
Administrator Class	609
Distribution fee
Class C	2,753
Custody and accounting fees	43,782
Professional fees	26,368
Registration fees	29,222
Shareholder report expenses	25,229
Trustees’ fees and expenses	7,984
Other fees and expenses	5,485

Total expenses	230,060
Less: Fee waivers and/or expense reimbursements	(139,383)

Net expenses	90,677

Net investment income	543,717

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(148,559)
Futures transactions	246,693
Forward foreign currency contract transactions	(48,952)

Net realized gains on investments	49,182

Net change in unrealized gains (losses) on:
Unaffiliated securities	65,030
Futures transactions	19,119
Forward foreign currency contract transactions	59,059

Net change in unrealized gains (losses) on investments	143,208

Net realized and unrealized gains (losses) on investments	192,390

Net increase in net assets resulting from operations	$736,107

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Income Fund	Statement of changes in net assets

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016[1]		Year ended October 31, 2015

Operations
Net investment income		$543,717		$890,629		$1,317,175
Net realized gains (losses) on investments		49,182		(919,157)		(1,296,981)
Net change in unrealized gains (losses) on investments		143,208		988,102		(666,689)

Net increase (decrease) in net assets resulting from operations		736,107		959,574		(646,495)

Distributions to shareholders from
Net investment income
Class A		(14,956)		(13,014)		(21,334)
Class C		(7,769)		(6,442)		(14,917)
Administrator Class		(5,975)		(7,355)		(12,399)
Institutional Class		(282,116)		(365,738)		(935,496)
Tax basis return of capital
Class A		0		(5,130)		(2,416)
Class C		0		(2,540)		(1,689)
Administrator Class		0		(2,900)		(1,404)
Institutional Class		0		(144,185)		(105,941)

Total distributions to shareholders		(310,816)		(547,304)		(1,095,596)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	266,825	2,480,570	117,382	1,055,716	44,768	426,513
Class C	10,397	95,740	12,099	109,873	5,907	55,667
Administrator Class	48,560	455,420	9,037	83,300	0	0
Institutional Class	1,842,213	17,242,802	621,194	5,533,801	190,379	1,736,500

		20,274,532		6,782,690		2,218,680

Reinvestment of distributions
Class A	1,617	14,847	1,995	17,957	2,260	21,553
Class C	848	7,769	979	8,774	1,740	16,606
Administrator Class	648	5,975	1,137	10,255	1,443	13,803
Institutional Class	30,741	282,116	56,806	509,923	109,213	1,041,437

		310,707		546,909		1,093,399

Payment for shares redeemed
Class A	(218,087)	(2,029,930)	(107,748)	(971,689)	(18,900)	(178,898)
Class C	(55,223)	(514,066)	(8,141)	(73,072)	(15,520)	(148,738)
Administrator Class	(62,652)	(588,268)	(14)	(129)	(4,192)	(39,990)
Institutional Class	(249,050)	(2,330,209)	(90,476)	(795,724)	(2,358,709)	(22,270,242)

		(5,462,473)		(1,840,614)		(22,637,868)

Net increase (decrease) in net assets resulting from capital share transactions		15,122,766		5,488,985		(19,325,789)

Total increase (decrease) in net assets		15,548,057		5,901,255		(21,067,880)

Net assets
Beginning of period		25,599,836		19,698,581		40,766,461

End of period		$41,147,893		$25,599,836		$19,698,581

Undistributed net investment income		$281,939		$49,038		$44,882

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Income Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
CLASS A			2015	2014	2013[2]
Net asset value, beginning of period	$9.25	$9.13	$9.72	$9.66	$10.00
Net investment income	0.15	0.31	0.34	0.37	0.27
Net realized and unrealized gains (losses) on investments	0.08	(0.01)	(0.69)	(0.05)	(0.36)

Total from investment operations	0.23	0.30	(0.35)	0.32	(0.09)
Distributions to shareholders from
Net investment income	(0.10)	(0.13)	(0.22)	(0.26)	(0.25)
Tax basis return of capital	0.00	(0.05)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.10)	(0.18)	(0.24)	(0.26)	(0.25)
Net asset value, end of period	$9.38	$9.25	$9.13	$9.72	$9.66
Total return[3]	2.56%	3.34%	(3.64)%	3.36%	(0.89)%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.80%	1.63%	1.51%	1.85%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.64%	3.85%	3.77%	4.02%	3.76%
Supplemental data
Portfolio turnover rate	22%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$1,534	$1,047	$928	$714	$518

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
CLASS C			2015	2014	2013[2]
Net asset value, beginning of period	$9.22	$9.10	$9.71	$9.65	$10.00
Net investment income	0.13 [3]	0.25	0.28	0.31	0.21
Net realized and unrealized gains (losses) on investments	0.07	(0.02)	(0.68)	(0.06)	(0.37)

Total from investment operations	0.20	0.23	(0.40)	0.25	(0.16)
Distributions to shareholders from
Net investment income	(0.09)	(0.08)	(0.19)	(0.19)	(0.19)
Tax basis return of capital	0.00	(0.03)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.09)	(0.11)	(0.21)	(0.19)	(0.19)
Net asset value, end of period	$9.33	$9.22	$9.10	$9.71	$9.65
Total return[4]	2.17%	2.67%	(4.35)%	2.61%	(1.51)%
Ratios to average net assets (annualized)
Gross expenses	2.71%	2.54%	2.37%	2.25%	2.60%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	2.94%	3.10%	3.02%	3.25%	3.01%
Supplemental data
Portfolio turnover rate	22%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$365	$766	$711	$835	$518

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Income Fund	23

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
ADMINISTRATOR CLASS			2015	2014	2013[2]
Net asset value, beginning of period	$9.29	$9.16	$9.74	$9.66	$10.00
Net investment income	0.18 [3]	0.33 [3]	0.37	0.39	0.28
Net realized and unrealized gains (losses) on investments	0.04	(0.01)	(0.70)	(0.05)	(0.37)

Total from investment operations	0.22	0.32	(0.33)	0.34	(0.09)
Distributions to shareholders from
Net investment income	(0.11)	(0.14)	(0.22)	(0.26)	(0.25)
Tax basis return of capital	0.00	(0.05)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.11)	(0.19)	(0.25)	(0.26)	(0.25)
Net asset value, end of period	$9.40	$9.29	$9.16	$9.74	$9.66
Total return[4]	2.34%	3.52%	(3.51)%	3.63%	(0.85)%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.74%	1.56%	1.46%	1.79%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.86%	4.00%	3.92%	4.18%	3.90%
Supplemental data
Portfolio turnover rate	22%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$478	$597	$496	$554	$496

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30, 2016[1]	Year ended October 31
INSTITUTIONAL CLASS			2015	2014	2013[2]
Net asset value, beginning of period	$9.24	$9.14	$9.71	$9.66	$10.00
Net investment income	0.18 [3]	0.34	0.40	0.41 [3]	0.29
Net realized and unrealized gains (losses) on investments	0.07	(0.02)	(0.71)	(0.07)	(0.36)

Total from investment operations	0.25	0.32	(0.31)	0.34	(0.07)
Distributions to shareholders from
Net investment income	(0.11)	(0.16)	(0.23)	(0.29)	(0.27)
Tax basis return of capital	0.00	(0.06)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.11)	(0.22)	(0.26)	(0.29)	(0.27)
Net asset value, end of period	$9.38	$9.24	$9.14	$9.71	$9.66
Total return[4]	2.75%	3.55%	(3.28)%	3.60%	(0.66)%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.46%	1.19%	1.14%	1.52%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.90%	4.16%	4.04%	4.25%	4.05%
Supplemental data
Portfolio turnover rate	22%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$38,771	$23,190	$17,564	$38,664	$23,338

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

26	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	27

on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

28	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2016, the Fund had capital loss carryforwards which consisted of $588,918 in short-term capital losses and $1,081,979 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	29

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$3,077,063	$0	$3,077,063

Common stocks
Utilities	106,211	0	0	106,211

Corporate bonds and notes	0	14,813,855	0	14,813,855

Foreign corporate bonds and notes	0	1,138,145	0	1,138,145

Foreign government bonds	0	1,191,816	0	1,191,816

Loans	0	4,529,972	661,068	5,191,040

Municipal obligations	0	758,378	0	758,378

Non-agency mortgage-backed securities	0	4,725,725	0	4,725,725

Rights
Utilities	0	7,331	0	7,331

U.S. Treasury securities	122,210	0	0	122,210

Yankee corporate bonds and notes	0	3,403,968	0	3,403,968

Yankee government bonds	0	1,678,960	0	1,678,960

Short-term investments
Investment companies	3,584,787	0	0	3,584,787
U.S. Treasury securities	209,692	0	0	209,692
Investments measured at net asset value*				108,300

	4,022,900	35,325,213	661,068	40,117,481

Forward foreign currency contracts	0	17,460	0	17,460
Futures contracts	313	0	0	313
Total assets	$4,023,213	$35,342,673	$661,068	$40,135,254
Liabilities

Forward foreign currency contracts	$0	$8,501	$0	$8,501
Futures contracts	8,906	0	0	8,906
Total liabilities	$8,906	$8,501	$0	$17,407

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers between Level 1 and Level 2.

30	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of September 30, 2016	$349,964
Accrued discounts (premiums)	(32)
Realized gains (losses)	(590)
Change in unrealized gains (losses)	4,198
Purchases	423,232
Sales	(102,065)
Transfers into Level 3	134,000
Transfers out of Level 3	(147,639)
Balance as of March 31, 2017	$661,068
Change in unrealized gains (losses) relating to securities still held at March 31, 2017	$3,794

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.525% and declining to 0.405% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.

Funds Management has retained the services of a certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	31

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $42 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $4,509 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2017, Funds Distributor received $26 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $19,763,759 and $5,540,755, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of March 31, 2017, the Fund had unfunded term loan commitments of $753,938.

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2017, the Fund entered into futures contracts to manage duration exposure.

At March 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2017	Unrealized gains (losses)
6-21-2017	JPMorgan	3 Short	Ultra U.S. Treasury Bonds	$481,875	$3,652
6-21-2017	JPMorgan	11 Short	10-Year U.S. Treasury Notes	1,370,188	1,700
6-21-2017	JPMorgan	1 Long	U.S. Treasury Bonds	150,844	426
6-30-2017	JPMorgan	4 Short	2-Year U.S. Treasury Notes	865,813	(136)
6-30-2017	JPMorgan	32 Short	5-Year U.S. Treasury Notes	3,767,250	472

The Fund had an average notional amount of $430,729 in long futures contracts and $5,722,486 in short futures contracts during the six months ended March 31, 2017.

During the six months ended March 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

32	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

At March 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
4-21-2017	State Street Bank	170,000	CAD	$127,868	$127,509	$359
5-2-2017	State Street Bank	1,469,020	MXN	78,125	70,000	8,125
5-2-2017	State Street Bank	129,250	EUR	138,058	140,107	(2,049)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
4-21-2017	State Street Bank	5,840,000	JPY	$52,488	$51,707	$(781)
5-2-2017	State Street Bank	129,250	EUR	138,058	140,000	1,942
6-1-2017	State Street Bank	752,500,000	COP	259,669	256,738	(2,931)
6-2-2017	State Street Bank	4,250,000,000	IDR	316,871	315,165	(1,706)
6-30-2017	Citibank NA	500,000	EUR	535,623	542,657	7,034
6-30-2017	Citibank NA	250,000	GBP	313,889	312,855	(1,034)

The Fund had average contract amounts of $646,911 and $2,253,485 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended March 31, 2017.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$313	*	Payable for daily variation margin on open futures contracts	$8,906	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	17,460		Unrealized losses on forward foreign currency contracts	8,501
		$17,773			$17,407

*	Only the current day’s variation margin as of March 31, 2017 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures Contracts	Forward currency contracts
Interest rate risk	$246,693	$0
Foreign currency risk	0	(48,952)
	$246,693	$(48,952)
	Change in unrealized gains (losses) on derivatives
	Futures Contracts	Forward currency contracts
Interest rate risk	$19,119	$0
Foreign currency risk	0	59,059
	$19,119	$59,059

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	33

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$313		$(313)	$0	$0
Forward foreign currency contracts	State Street	10,426	*	(7,467)	0	2,959
Forward foreign currency contracts	Citibank	7,034	*	(1,034)	0	6,000

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$8,906		$(313)	$(8,593)	$0
Forward foreign currency contracts	State Street	7,467	**	(7,467)	0	0
Forward foreign currency contracts	Citibank	1,034	**	(1,034)	0	0

**	Amount represents net unrealized losses.

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for

34	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

11. SUBSEQUENT DISTRIBUTIONS

On April 24, 2017, the Fund declared distributions from net investment income to shareholders of record on April 21, 2017. The per share amounts payable on April 25, 2017 were as follows:

Net investment income
Class A	$0.02597
Administrator Class	0.02968
Institutional Class	0.03599

On May 24, 2017, the Fund declared distributions from net investment income to shareholders of record on May 23, 2017. The per share amounts payable on May 25, 2017 were as follows:

Net investment income
Class A	$0.01075
Administrator Class	0.01137
Institutional Class	0.01341

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Strategic Income Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Strategic Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Strategic Income Fund	37

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

38	Wells Fargo Strategic Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302885 05-17 SA263/SAR263 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo C&B Mid Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo C&B Mid Cap Value Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo C&B Mid Cap Value Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Cooke and Bieler, L.P.

Portfolio managers

Andrew B. Armstrong, CFA®

Steve Lyons, CFA®

Michael M. Meyer, CFA®

Edward W. O’Connor, CFA®

R. James O’Neil, CFA®

Mehul Trivedi, CFA®

William Weber, CFA®

Average annual total returns (%) as of March 31, 2017

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (CBMAX)	7-26-2004	15.05	12.00	6.02	22.09	13.33	6.65	1.33	1.25
Class C (CBMCX)	7-26-2004	20.16	12.48	5.85	21.16	12.48	5.85	2.08	2.00
Administrator Class (CBMIX)	7-26-2004	–	–	–	22.19	13.40	6.73	1.25	1.15
Institutional Class (CBMSX)	7-26-2004	–	–	–	22.50	13.69	7.00	1.00	0.90
Russell Midcap® Value Index[3]	–	–	–	–	19.82	14.07	7.47	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo C&B Mid Cap Value Fund	5

Ten largest holdings (%) as of March 31, 2017[4]
Gildan Activewear Incorporated	3.34
First Cash Financial Services Incorporated	3.27
AerCap Holdings NV	3.03
Laboratory Corporation of America Holdings	2.96
FNF Group	2.91
MEDNAX Incorporated	2.81
RenaissanceRe Holdings Limited	2.80
Axalta Coating Systems Limited	2.61
Omnicom Group Incorporated	2.56
Whirlpool Corporation	2.51

Sector distribution as of March 31, 2017[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,125.77	$6.62	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,121.45	$10.58	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,126.24	$6.10	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,127.54	$4.77	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.12%

Consumer Discretionary: 16.87%

Automobiles: 1.13%
Winnebago Industries Incorporated «	96,600	$2,825,550

Hotels, Restaurants & Leisure: 1.10%
Brinker International Incorporated «	62,700	2,756,292

Household Durables: 4.07%
Helen of Troy Limited †	41,400	3,899,880
Whirlpool Corporation	36,700	6,287,811

		10,187,691

Media: 2.56%
Omnicom Group Incorporated	74,500	6,422,645

Specialty Retail: 2.57%
Penske Auto Group Incorporated	34,100	1,596,221
Sally Beauty Holdings Incorporated †	236,300	4,829,972

		6,426,193

Textiles, Apparel & Luxury Goods: 5.44%
Gildan Activewear Incorporated	309,600	8,371,584
HanesBrands Incorporated «	253,400	5,260,584

		13,632,168

Consumer Staples: 1.93%

Food & Staples Retailing: 1.93%
United Natural Foods Incorporated †	112,000	4,841,760

Energy: 1.64%

Oil, Gas & Consumable Fuels: 1.64%
World Fuel Services Corporation	113,300	4,107,125

Financials: 22.04%

Banks: 4.86%
Commerce Bancshares Incorporated	43,003	2,415,048
SVB Financial Group †	19,400	3,610,146
TCF Financial Corporation	360,600	6,137,412

		12,162,606

Capital Markets: 2.38%
State Street Corporation	74,800	5,954,828

Consumer Finance: 5.61%
First Cash Financial Services Incorporated	166,700	8,193,305
PRA Group Incorporated †	177,100	5,870,865

		14,064,170

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Insurance: 9.19%
FNF Group	187,400	$7,297,356
RenaissanceRe Holdings Limited	48,500	7,015,525
The Progressive Corporation	157,700	6,178,686
Torchmark Corporation	32,800	2,526,912

		23,018,479

Health Care: 9.95%

Health Care Providers & Services: 8.09%
Cardinal Health Incorporated	71,200	5,806,360
Laboratory Corporation of America Holdings †	51,700	7,417,399
MEDNAX Incorporated †	101,400	7,035,132

		20,258,891

Pharmaceuticals: 1.86%
Perrigo Company plc «	70,400	4,673,856

Industrials: 19.59%

Aerospace & Defense: 2.06%
Rockwell Collins Incorporated	53,000	5,149,480

Building Products: 2.06%
Quanex Building Products Corporation	254,700	5,157,675

Commercial Services & Supplies: 1.65%
Tetra Tech Incorporated	101,200	4,134,020

Electrical Equipment: 4.52%
AMETEK Incorporated	95,500	5,164,640
Eaton Corporation plc	83,000	6,154,450

		11,319,090

Machinery: 6.27%
Donaldson Company Incorporated	76,600	3,486,832
Graco Incorporated	41,500	3,906,810
Parker-Hannifin Corporation	23,000	3,687,360
Woodward Governor Company	67,900	4,611,768

		15,692,770

Trading Companies & Distributors: 3.03%
AerCap Holdings NV †	165,300	7,598,841

Information Technology: 10.13%

Electronic Equipment, Instruments & Components: 1.04%
TE Connectivity Limited	35,000	2,609,250

IT Services: 7.24%
Alliance Data Systems Corporation	20,800	5,179,200
Genpact Limited	210,500	5,211,980
Moneygram International Incorporated †	309,400	5,201,014
The Western Union Company «	124,700	2,537,645

		18,129,839

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	9

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 1.85%
Analog Devices Incorporated		11,140	$912,923
Entegris Incorporated †		158,700	3,713,580

			4,626,503

Materials: 11.20%

Chemicals: 2.61%
Axalta Coating Systems Limited †		203,000	6,536,600

Containers & Packaging: 4.45%
Ball Corporation		77,300	5,740,298
Crown Holdings Incorporated †		102,300	5,416,785

			11,157,083

Metals & Mining: 1.80%
Reliance Steel & Aluminum Company		56,200	4,497,124

Paper & Forest Products: 2.34%
Schweitzer-Mauduit International Incorporated		141,200	5,848,504

Real Estate: 1.77%

Real Estate Management & Development: 1.77%
CBRE Group Incorporated Class A †		127,200	4,425,288

Total Common Stocks (Cost $198,858,296)			238,214,321

	Yield
Short-Term Investments: 12.49%

Investment Companies: 12.49%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	17,406,440	17,408,181
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	13,888,929	13,888,929

Total Short-Term Investments (Cost $31,296,871)			31,297,110

Total investments in securities (Cost $230,155,167) *	107.61%	269,511,431
Other assets and liabilities, net	(7.61)	(19,067,584)

Total net assets	100.00%	$250,443,847

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $230,841,962 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,640,377
Gross unrealized losses	(3,970,908)

Net unrealized gains	$38,669,469

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo C&B Mid Cap Value Fund	Statement of assets and liabilities—March 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $16,990,292 of securities loaned), at value (cost $198,858,296)	$238,214,321
In affiliated securities, at value (cost $31,296,871)	31,297,110

Total investments, at value (cost $230,155,167)	269,511,431
Receivable for Fund shares sold	459,508
Receivable for dividends	195,673
Receivable for securities lending income	3,527
Prepaid expenses and other assets	31,823

Total assets	270,201,962

Liabilities
Payable for investments purchased	1,457,544
Payable for Fund shares redeemed	603,064
Payable upon receipt of securities loaned	17,407,575
Management fee payable	156,754
Distribution fees payable	5,868
Administration fees payable	38,224
Accrued expenses and other liabilities	89,086

Total liabilities	19,758,115

Total net assets	$250,443,847

NET ASSETS CONSIST OF
Paid-in capital	$273,413,023
Undistributed net investment income	141,545
Accumulated net realized losses on investments	(62,466,985)
Net unrealized gains on investments	39,356,264

Total net assets	$250,443,847

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$112,617,096
Shares outstanding – Class A1	3,420,338
Net asset value per share – Class A	$32.93
Maximum offering price per share – Class A2	$34.94
Net assets – Class C	$8,679,905
Shares outstanding – Class C1	278,110
Net asset value per share – Class C	$31.21
Net assets – Administrator Class	$10,002,819
Shares outstanding – Administrator Class[1]	300,124
Net asset value per share – Administrator Class	$33.33
Net assets – Institutional Class	$119,144,027
Shares outstanding – Institutional Class[1]	3,589,913
Net asset value per share – Institutional Class	$33.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2017 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	11

Investment income
Dividends (net of foreign withholding taxes of $5,887)	$1,269,759
Income from affiliated securities	23,907
Securities lending income, net	19,445

Total investment income	1,313,111

Expenses
Management fee	751,435
Administration fees
Class A	129,117
Class B	22	[1]
Class C	8,471
Administrator Class	5,244
Institutional Class	39,818
Shareholder servicing fees
Class A	153,711
Class B	26	[1]
Class C	10,085
Administrator Class	10,084
Distribution fees
Class B	78	[1]
Class C	30,254
Custody and accounting fees	9,837
Professional fees	19,916
Registration fees	33,938
Shareholder report expenses	24,552
Trustees’ fees and expenses	7,884
Other fees and expenses	4,610

Total expenses	1,239,082
Less: Fee waivers and/or expense reimbursements	(67,594)

Net expenses	1,171,488

Net investment income	141,623

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	12,141,149
Affiliated securities	367

Net realized gains on investments	12,141,516

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,821,542
Affiliated securities	239

Net change in unrealized gains (losses) on investments	9,821,781

Net realized and unrealized gains (losses) on investments	21,963,297

Net increase in net assets resulting from operations	$22,104,920

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo C&B Mid Cap Value Fund	Statement of changes in net assets

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment income		$141,623		$366,395
Net realized gains on investments		12,141,516		7,300,682
Net change in unrealized gains (losses) on investments		9,821,781		17,600,698

Net increase in net assets resulting from operations		22,104,920		25,267,775

Distributions to shareholders from
Net investment income
Class A		(83,058)		(221,257)
Administrator Class		(9,681)		(20,557)
Institutional Class		(150,215)		(109,235)

Total distributions to shareholders		(242,954)		(351,049)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	214,476	6,805,462	4,470,268	119,152,053
Class C	40,144	1,217,157	34,688	897,420
Administrator Class	96,223	3,111,745	23,525	632,143
Institutional Class	2,606,757	85,446,079	948,461	26,675,954
Investor Class	NA	NA	29,800 [1]	784,378 [1]

		96,580,443		148,141,948

Reinvestment of distributions
Class A	2,574	82,120	8,427	219,598
Administrator Class	154	4,968	474	12,485
Institutional Class	3,867	124,207	2,752	72,162

		211,295		304,245

Payment for shares redeemed
Class A	(896,894)	(28,818,259)	(1,169,247)	(32,299,187)
Class B	(2,793)[2]	(82,744)[2]	(1,734)	(44,690)
Class C	(24,830)	(743,841)	(52,342)	(1,354,172)
Administrator Class	(76,431)	(2,444,437)	(126,420)	(3,361,427)
Institutional Class	(312,961)	(9,995,955)	(378,243)	(10,129,726)
Investor Class	NA	NA	(4,103,703)[1]	(109,800,701)[1]

		(42,085,236)		(156,989,903)

Net increase (decrease) in net assets resulting from capital share transactions		54,706,502		(8,543,710)

Total increase in net assets		76,568,468		16,373,016

Net assets
Beginning of period		173,875,379		157,502,363

End of period		$250,443,847		$173,875,379

Undistributed net investment income		$141,545		$242,876

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)		Year ended September 30
CLASS A			2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.27		$25.12	$25.26	$23.74	$18.22	$14.06
Net investment income	0.00	[1],2	0.07 [1]	0.05 [1]	0.06	0.10 [1]	0.16
Net realized and unrealized gains (losses) on investments	3.68		4.13	(0.14)	1.55	5.60	4.10

Total from investment operations	3.68		4.20	(0.09)	1.61	5.70	4.26
Distributions to shareholders from
Net investment income	(0.02)		(0.05)	(0.05)	(0.09)	(0.18)	(0.10)
Net asset value, end of period	$32.93		$29.27	$25.12	$25.26	$23.74	$18.22
Total return[3]	12.58%		16.73%	(0.36)%	6.78%	31.59%	30.42%
Ratios to average net assets (annualized)
Gross expenses	1.31%		1.33%	1.35%	1.35%	1.38%	1.38%
Net expenses	1.25%		1.24%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.01%		0.27%	0.18%	0.24%	0.49%	0.97%
Supplemental data
Portfolio turnover rate	58%		35%	41%	55%	48%	25%
Net assets, end of period (000s omitted)	$112,617		$120,020	$19,862	$21,465	$19,468	$13,466

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.83	$24.02	$24.29	$22.92	$17.60	$13.59
Net investment income (loss)	(0.03)	(0.14)[1]	(0.15)[1]	(0.13)[1]	(0.05)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	3.41	3.95	(0.12)	1.50	5.42	3.98

Total from investment operations	3.38	3.81	(0.27)	1.37	5.37	4.01
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.05)	0.00
Net asset value, end of period	$31.21	$27.83	$24.02	$24.29	$22.92	$17.60
Total return[2]	12.15%	15.86%	(1.11)%	5.98%	30.58%	29.51%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.08%	2.10%	2.10%	2.13%	2.13%
Net expenses	2.00%	1.98%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.71)%	(0.55)%	(0.57)%	(0.52)%	(0.26)%	0.21%
Supplemental data
Portfolio turnover rate	58%	35%	41%	55%	48%	25%
Net assets, end of period (000s omitted)	$8,680	$7,314	$6,737	$7,531	$7,598	$5,254

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.63	$25.42	$25.54	$24.01	$18.42	$14.22
Net investment income	0.02 [1]	0.08 [1]	0.06 [1]	0.07 [1]	0.11 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	3.72	4.19	(0.13)	1.56	5.67	4.14

Total from investment operations	3.74	4.27	(0.07)	1.63	5.78	4.31
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.05)	(0.10)	(0.19)	(0.11)
Net asset value, end of period	$33.33	$29.63	$25.42	$25.54	$24.01	$18.42
Total return[2]	12.62%	16.82%	(0.30)%	6.82%	31.65%	30.44%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.25%	1.21%	1.19%	1.21%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.12%	0.28%	0.22%	0.26%	0.53%	1.00%
Supplemental data
Portfolio turnover rate	58%	35%	41%	55%	48%	25%
Net assets, end of period (000s omitted)	$10,003	$8,302	$9,725	$12,830	$19,525	$10,636

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.53	$25.34	$25.49	$23.95	$18.38	$14.19
Net investment income	0.08 [1]	0.16	0.10	0.14	0.17 [1]	0.23
Net realized and unrealized gains (losses) on investments	3.68	4.17	(0.12)	1.55	5.64	4.11

Total from investment operations	3.76	4.33	(0.02)	1.69	5.81	4.34
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.13)	(0.15)	(0.24)	(0.15)
Net asset value, end of period	$33.19	$29.53	$25.34	$25.49	$23.95	$18.38
Total return[2]	12.75%	17.11%	(0.09)%[3]	7.09%	31.98%	30.80%
Ratios to average net assets (annualized)
Gross expenses	0.98%	1.00%	0.94%	0.92%	0.95%	0.95%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.51%	0.54%	0.47%	0.54%	0.82%	1.31%
Supplemental data
Portfolio turnover rate	58%	35%	41%	55%	48%	25%
Net assets, end of period (000s omitted)	$119,144	$38,161	$18,229	$33,881	$24,628	$24,983

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Total return reflects adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

18	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $74,123,891 with $54,905,219 expiring in 2017 and $19,218,672 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	19
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$42,250,539	$0	$0	$42,250,539
Consumer staples	4,841,760	0	0	4,841,760
Energy	4,107,125	0	0	4,107,125
Financials	55,200,083	0	0	55,200,083
Health care	24,932,747	0	0	24,932,747
Industrials	49,051,876	0	0	49,051,876
Information technology	25,365,592	0	0	25,365,592
Materials	28,039,311	0	0	28,039,311
Real estate	4,425,288	0	0	4,425,288

Short-term investments
Investment companies	13,888,929	0	0	13,888,929
Investments measured at net asset value*				17,408,181
Total assets	$252,103,250	$0	$0	$269,511,431

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $17,408,181 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P. which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

20	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.15% for Administrator Class shares, and 0.90% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $184 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,033 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $1,450 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $184,263,217 and $116,427,852, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	21

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

22	Wells Fargo C&B Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo C&B Mid Cap Value Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo C&B Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo C&B Mid Cap Value Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302886 05-17 SA228/SAR228 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Common Stock Fund

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The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Common Stock Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Common Stock Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Common Stock Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Christopher G. Miller, CFA®‡

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	12.19	9.84	7.78	19.03	11.15	8.42	1.26	1.26
Class C (STSAX)	11-30-2000	17.19	10.31	7.60	18.19	10.31	7.60	2.01	2.01
Class R6 (SCSRX)	6-28-2013	–	–	–	19.55	11.62	8.73	0.83	0.83
Administrator Class (SCSDX)	7-30-2010	–	–	–	19.19	11.32	8.53	1.18	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	19.54	11.58	8.71	0.93	0.86
Russell 2500TM Index[4]	–	–	–	–	21.53	12.60	7.71	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Common Stock Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
Haemonetics Corporation	2.18
E*TRADE Financial Corporation	2.16
CNO Financial Group Incorporated	2.05
Raymond James Financial Incorporated	2.03
Bank of the Ozarks Incorporated	1.89
Laboratory Corporation of America Holdings	1.82
Red Hat Incorporated	1.76
SBA Communications Corporation	1.75
Skyworks Solutions Incorporated	1.72
ON Semiconductor Corporation	1.67

Portfolio allocation as of March 31, 2017[6]

‡	Mr. Miller became the portfolio manager of the Fund on March 1, 2017.

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns for Class R6 shares would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, the returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.26% for Class A, 2.01% for Class C, 0.85% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,108.38	$6.57	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,104.94	$10.50	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class R6
Actual	$1,000.00	$1,110.62	$4.31	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13	0.82%
Administrator Class
Actual	$1,000.00	$1,109.29	$5.78	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,110.87	$4.47	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Common Stock Fund	7

Security name	Shares	Value

Common Stocks: 96.46%

Consumer Discretionary: 8.54%

Auto Components: 1.39%
Dana Incorporated	917,650	$17,719,822

Diversified Consumer Services: 0.91%
Houghton Mifflin Harcourt Company †	1,144,230	11,613,935

Hotels, Restaurants & Leisure: 1.19%
Buffalo Wild Wings Incorporated †	99,945	15,266,599

Household Durables: 1.42%
Mohawk Industries Incorporated †	78,930	18,113,646

Media: 1.14%
Interpublic Group of Companies Incorporated	594,282	14,601,509

Specialty Retail: 2.49%
Tractor Supply Company	270,190	18,635,004
Urban Outfitters Incorporated †	552,803	13,134,599

		31,769,603

Consumer Staples: 1.68%

Household Products: 1.08%
Church & Dwight Company Incorporated	275,325	13,730,458

Personal Products: 0.60%
Edgewell Personal Care Company †	105,148	7,690,525

Energy: 7.37%

Energy Equipment & Services: 0.93%
Weatherford International plc «†	1,787,774	11,888,697

Oil, Gas & Consumable Fuels: 6.44%
Cimarex Energy Company	145,204	17,350,426
Matador Resources Company «†	626,807	14,911,739
Parsley Energy Incorporated Class A †	498,052	16,191,671
Pioneer Natural Resources Company	51,023	9,502,013
Range Resources Corporation	269,892	7,853,857
RSP Permian Incorporated †	397,480	16,467,596

		82,277,302

Financials: 19.61%

Banks: 6.83%
Bank of the Ozarks Incorporated	463,432	24,103,098
First Horizon National Corporation	602,745	11,150,783
MB Financial Incorporated	298,164	12,767,382
PacWest Bancorp	393,754	20,971,338
Sterling BanCorp	771,961	18,295,476

		87,288,077

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Common Stock Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Capital Markets: 4.19%
E*TRADE Financial Corporation †	790,257	$27,572,067
Raymond James Financial Incorporated	340,557	25,970,877

		53,542,944

Insurance: 8.59%
Arch Capital Group Limited †	160,706	15,230,108
CNO Financial Group Incorporated	1,279,369	26,227,065
Reinsurance Group of America Incorporated	123,122	15,634,032
RenaissanceRe Holdings Limited	102,383	14,809,701
The Progressive Corporation	436,844	17,115,548
Willis Towers Watson plc	158,127	20,697,243

		109,713,697

Health Care: 13.37%

Biotechnology: 1.53%
Alkermes plc †	199,298	11,658,933
BioMarin Pharmaceutical Incorporated †	90,117	7,910,470

		19,569,403

Health Care Equipment & Supplies: 4.87%
Haemonetics Corporation †	686,219	27,839,905
Hologic Incorporated †	422,715	17,986,523
LivaNova plc †	332,906	16,315,723

		62,142,151

Health Care Providers & Services: 4.19%
Humana Incorporated	72,352	14,914,641
Laboratory Corporation of America Holdings †	162,115	23,258,639
Universal Health Services Incorporated Class B	123,633	15,386,127

		53,559,407

Life Sciences Tools & Services: 2.78%
Agilent Technologies Incorporated	376,744	19,918,455
PerkinElmer Incorporated	269,256	15,633,003

		35,551,458

Industrials: 18.17%

Airlines: 1.20%
Spirit Airlines Incorporated †	289,820	15,380,747

Commercial Services & Supplies: 3.62%
Republic Services Incorporated	243,771	15,311,257
Steelcase Incorporated Class A	1,066,541	17,864,562
Stericycle Incorporated †	156,851	13,001,379

		46,177,198

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Common Stock Fund	9

Security name	Shares	Value

Electrical Equipment: 4.87%
AMETEK Incorporated	365,863	$19,785,871
Babcock & Wilcox Enterprises Incorporated †	427,437	3,992,262
Hubbell Incorporated	146,727	17,614,576
Sensata Technologies Holding NV †	477,564	20,855,220

		62,247,929

Machinery: 3.57%
Allison Transmission Holdings Incorporated	371,223	13,386,301
Colfax Corporation †	435,757	17,107,820
Wabtec Corporation «	194,479	15,169,362

		45,663,483

Road & Rail: 2.12%
Hertz Global Holdings Incorporated «	546,308	9,582,242
Ryder System Incorporated	231,275	17,447,386

		27,029,628

Trading Companies & Distributors: 2.79%
GATX Corporation «	263,979	16,092,160
MRC Global Incorporated †	1,062,711	19,479,493

		35,571,653

Information Technology: 18.09%

Internet Software & Services: 0.96%
Cornerstone OnDemand Incorporated †	314,085	12,214,766

IT Services: 4.57%
Amdocs Limited	223,932	13,657,613
CoreLogic Incorporated †	399,644	16,273,504
Gartner Incorporated †	105,095	11,349,209
Global Payments Incorporated	212,554	17,148,857

		58,429,183

Semiconductors & Semiconductor Equipment: 5.14%
Integrated Device Technology Incorporated †	554,339	13,121,204
Maxim Integrated Products Incorporated	206,194	9,270,482
ON Semiconductor Corporation †	1,373,314	21,272,634
Skyworks Solutions Incorporated	224,361	21,982,891

		65,647,211

Software: 5.76%
Fortinet Incorporated †	395,806	15,179,160
Nuance Communications Incorporated †	937,101	16,221,218
Red Hat Incorporated †	259,849	22,476,939
Zendesk Incorporated †	704,293	19,748,376

		73,625,693

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Common Stock Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name		Shares	Value

Technology Hardware, Storage & Peripherals: 1.66%
Diebold Incorporated		690,769	$21,206,608

Materials: 5.77%

Chemicals: 2.17%
Axalta Coating Systems Limited †		463,947	14,939,093
International Flavors & Fragrances Incorporated		96,279	12,759,856

			27,698,949

Containers & Packaging: 1.04%
Crown Holdings Incorporated †		251,589	13,321,638

Metals & Mining: 2.56%
Royal Gold Incorporated		248,158	17,383,468
Steel Dynamics Incorporated		441,900	15,360,444

			32,743,912

Real Estate: 3.86%

Equity REITs: 3.86%
Camden Property Trust		113,066	9,097,290
Hudson Pacific Properties Incorporated		279,660	9,687,422
Physicians Realty Trust		413,602	8,218,272
SBA Communications Corporation †		185,642	22,345,723

			49,348,707

Total Common Stocks (Cost $863,349,170)			1,232,346,538

Exchange-Traded Funds: 2.58%
SPDR Dow Jones REIT ETF «		141,502	13,057,805
SPDR S&P Biotech ETF «		286,446	19,862,166

Total Exchange-Traded Funds (Cost $26,668,228)			32,919,971

	Yield
Short-Term Investments: 6.80%

Investment Companies: 6.80%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	72,030,583	72,037,786
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	14,869,412	14,869,412

Total Short-Term Investments (Cost $86,904,901)			86,907,198

Total investments in securities (Cost $976,922,299) *	105.84%	1,352,173,707
Other assets and liabilities, net	(5.84)	(74,566,290)

Total net assets	100.00%	$1,277,607,417

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Common Stock Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $974,573,545 and unrealized gains (losses) consists of:

Gross unrealized gains	$411,842,924
Gross unrealized losses	(34,242,762)

Net unrealized gains	$377,600,162

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Common Stock Fund	Statement of assets and liabilities—March 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (including $70,453,205 of securities loaned), at value (cost $890,017,398)	$1,265,266,509
In affiliated securities, at value (cost $86,904,901)	86,907,198

Total investments, at value (cost $976,922,299)	1,352,173,707
Receivable for investments sold	3,205,125
Receivable for Fund shares sold	1,248,873
Receivable for dividends	848,694
Receivable for securities lending income	29,162
Prepaid expenses and other assets	13,884

Total assets	1,357,519,445

Liabilities
Payable for investments purchased	5,968,520
Payable for Fund shares redeemed	499,802
Payable upon receipt of securities loaned	72,034,550
Management fee payable	861,289
Distribution fees payable	14,971
Administration fees payable	209,386
Accrued expenses and other liabilities	323,510

Total liabilities	79,912,028

Total net assets	$1,277,607,417

NET ASSETS CONSIST OF
Paid-in capital	$835,888,531
Accumulated net investment loss	(1,268,187)
Accumulated net realized gains on investments	67,735,665
Net unrealized gains on investments	375,251,408

Total net assets	$1,277,607,417

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$940,892,558
Shares outstanding – Class A1	40,955,365
Net asset value per share – Class A	$22.97
Maximum offering price per share – Class A2	$24.37
Net assets – Class C	$21,940,090
Shares outstanding – Class C1	1,221,076
Net asset value per share – Class C	$17.97
Net assets – Class R6	$111,756,192
Shares outstanding – Class R6[1]	4,684,913
Net asset value per share – Class R6	$23.85
Net assets – Administrator Class	$7,453,413
Shares outstanding – Administrator Class[1]	319,851
Net asset value per share – Administrator Class	$23.30
Net assets – Institutional Class	$195,565,164
Shares outstanding – Institutional Class[1]	8,216,964
Net asset value per share – Institutional Class	$23.80

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2017 (unaudited)	Wells Fargo Common Stock Fund	13

Investment income
Dividends	$5,833,982
Securities lending income, net	163,101
Income from affiliated securities	42,971

Total investment income	6,040,054

Expenses
Management fee	4,750,204
Administration fees
Class A	980,813
Class B	12	[1]
Class C	23,550
Class R6	15,831
Administrator Class	6,799
Institutional Class	115,571
Shareholder servicing fees
Class A	1,167,635
Class B	14	[1]
Class C	28,036
Administrator Class	13,076
Distribution fees
Class B	41	[1]
Class C	84,108
Custody and accounting fees	37,314
Professional fees	25,826
Registration fees	55,588
Shareholder report expenses	35,181
Trustees’ fees and expenses	12,451
Other fees and expenses	17,938

Total expenses	7,369,988
Less: Fee waivers and/or expense reimbursements	(65,606)

Net expenses	7,304,382

Net investment loss	(1,264,328)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	80,581,691
Affiliated securities	939

Net realized gains on investments	80,582,630

Net change in unrealized gains (losses) on:
Unaffiliated securities	50,230,676
Affiliated securities	2,297

Net change in unrealized gains (losses) on investments	50,232,973

Net realized and unrealized gains (losses) on investments	130,815,603

Net increase in net assets resulting from operations	$129,551,275

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Common Stock Fund	Statement of changes in net assets

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment loss		$(1,264,328)		$(418,110)
Net realized gains on investments		80,582,630		58,412,227
Net change in unrealized gains (losses) on investments		50,232,973		87,367,906

Net increase in net assets resulting from operations		129,551,275		145,362,023

Distributions to shareholders from
Net realized gains
Class A		(34,833,443)		(110,146,894)
Class B		0 [1]		(12,735)
Class C		(1,072,237)		(3,575,460)
Class R6		(3,722,906)		(10,822,850)
Administrator Class		(308,980)		(1,979,080)
Institutional Class		(6,486,421)		(25,614,461)

Total distributions to shareholders		(46,423,987)		(152,151,480)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	622,413	13,607,925	39,544,860	906,361,116
Class C	39,541	693,828	87,982	1,399,266
Class R6	530,885	12,278,380	727,868	15,356,332
Administrator Class	43,736	959,779	93,356	1,876,928
Institutional Class	1,485,160	34,812,983	1,569,307	33,234,939
Investor Class	N/A	N/A	38,960 [2]	902,899 [2]

		62,352,895		959,131,480

Reinvestment of distributions
Class A	1,499,510	33,259,140	5,376,198	105,588,529
Class B	0 [1]	0 [1]	812	12,735
Class C	52,926	920,375	193,065	3,025,330
Class R6	161,865	3,722,906	534,462	10,822,850
Administrator Class	13,054	293,584	97,753	1,942,357
Institutional Class	279,367	6,411,478	1,256,619	25,408,844

		44,607,483		146,800,645

Payment for shares redeemed
Class A	(4,188,293)	(93,119,040)	(7,807,939)	(160,174,152)
Class B	(1,872)[1]	(33,351)[1]	(5,487)	(91,427)
Class C	(215,028)	(3,751,886)	(381,490)	(6,231,682)
Class R6	(567,671)	(12,995,972)	(984,239)	(20,831,726)
Administrator Class	(504,604)	(11,403,999)	(249,908)	(5,213,466)
Institutional Class	(1,348,257)	(30,305,140)	(5,255,616)	(106,700,641)
Investor Class	N/A	N/A	(37,451,779)[2]	(884,694,693)[2]

		(151,609,388)		(1,183,937,787)

Net decrease in net assets resulting from capital share transactions		(44,649,010)		(78,005,662)

Total increase (decrease) in net assets		38,478,278		(84,795,119)

Net assets
Beginning of period		1,239,129,139		1,323,924,258

End of period		$1,277,607,417		$1,239,129,139

Accumulated net investment loss		$(1,268,187)		$(3,859)

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.50	$21.62	$24.79	$24.45	$21.18	$17.15
Net investment loss	(0.03)	(0.01)[1]	(0.04)[1]	(0.07)	(0.02)	(0.04)
Net realized and unrealized gains (losses) on investments	2.33	2.45	(0.32)	2.48	4.72	5.33

Total from investment operations	2.30	2.44	(0.36)	2.41	4.70	5.29
Distributions to shareholders from
Net realized gains	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)
Net asset value, end of period	$22.97	$21.50	$21.62	$24.79	$24.45	$21.18
Total return[2]	10.84%	12.43%	(1.76)%	10.26%	23.72%	31.90%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.25%	1.27%	1.28%	1.30%	1.31%
Net expenses	1.25%	1.25%	1.26%	1.26%	1.26%	1.26%
Net investment loss	(0.28)%	(0.05)%	(0.19)%	(0.27)%	(0.05)%	(0.16)%
Supplemental data
Portfolio turnover rate	36%	32%	51%	38%	40%	30%
Net assets, end of period (000s omitted)	$940,893	$924,864	$127,732	$277,517	$292,806	$207,668

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.04	$17.77	$21.02	$21.18	$18.67	$15.35
Net investment loss	(0.29)	(0.14)[1]	(0.18)	(0.22)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	2.05	1.97	(0.26)	2.13	4.10	4.74

Total from investment operations	1.76	1.83	(0.44)	1.91	3.94	4.58
Distributions to shareholders from
Net realized gains	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)
Net asset value, end of period	$17.97	$17.04	$17.77	$21.02	$21.18	$18.67
Total return[2]	10.49%	11.52%	(2.49)%	9.42%	22.78%	30.95%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.00%	2.02%	2.03%	2.05%	2.06%
Net expenses	2.00%	2.00%	2.00%	2.01%	2.01%	2.01%
Net investment loss	(1.04)%	(0.87)%	(0.93)%	(1.01)%	(0.81)%	(0.92)%
Supplemental data
Portfolio turnover rate	36%	32%	51%	38%	40%	30%
Net assets, end of period (000s omitted)	$21,940	$22,902	$25,668	$30,245	$29,483	$20,080

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$22.25	$22.20	$25.27	$24.78	$22.83
Net investment income	0.02 [2]	0.07 [2]	0.05	0.07 [2]	0.01
Net realized and unrealized gains (losses) on investments	2.41	2.54	(0.31)	2.49	1.94

Total from investment operations	2.43	2.61	(0.26)	2.56	1.95
Distributions to shareholders from
Net realized gains	(0.83)	(2.56)	(2.81)	(2.07)	0.00
Net asset value, end of period	$23.85	$22.25	$22.20	$25.27	$24.78
Total return[3]	11.06%	12.91%	(1.29)%	10.76%	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.80%	0.80%	0.81%
Net expenses	0.82%	0.82%	0.80%	0.80%	0.81%
Net investment income	0.15%	0.32%	0.28%	0.27%	0.18%
Supplemental data
Portfolio turnover rate	36%	32%	51%	38%	40%
Net assets, end of period (000s omitted)	$111,756	$101,436	$95,037	$95,213	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.78	$21.84	$24.98	$24.59	$21.26	$17.18
Net investment income (loss)	(0.02)[1]	0.02	(0.01)[1]	(0.02)[1]	0.01	0.01
Net realized and unrealized gains (losses) on investments	2.37	2.48	(0.32)	2.48	4.75	5.33

Total from investment operations	2.35	2.50	(0.33)	2.46	4.76	5.34
Distributions to shareholders from
Net realized gains	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)
Net asset value, end of period	$23.30	$21.78	$21.84	$24.98	$24.59	$21.26
Total return[2]	10.93%	12.59%	(1.62)%	10.41%	23.92%	32.15%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.12%	1.11%	1.11%	1.10%
Net expenses	1.10%	1.10%	1.10%	1.09%	1.09%	1.07%
Net investment income (loss)	(0.19)%	0.03%	(0.03)%	(0.07)%	0.11%	0.01%
Supplemental data
Portfolio turnover rate	36%	32%	51%	38%	40%	30%
Net assets, end of period (000s omitted)	$7,453	$16,720	$18,050	$45,364	$24,871	$19,428

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$22.20	$22.16	$25.25	$24.77	$21.37	$17.23
Net investment income	0.01 [1]	0.06 [1]	0.03	0.03	0.07 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	2.42	2.54	(0.31)	2.52	4.76	5.34

Total from investment operations	2.43	2.60	(0.28)	2.55	4.83	5.40
Distributions to shareholders from
Net realized gains	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)
Net asset value, end of period	$23.80	$22.20	$22.16	$25.25	$24.77	$21.37
Total return[2]	11.09%	12.88%	(1.38)%	10.72%	24.14%	32.42%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.86%	0.85%	0.87%	0.88%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.87%	0.88%
Net investment income	0.12%	0.28%	0.24%	0.14%	0.33%	0.28%
Supplemental data
Portfolio turnover rate	36%	32%	51%	38%	40%	30%
Net assets, end of period (000s omitted)	$195,565	$173,175	$226,729	$223,525	$197,453	$86,645

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value

Notes to financial statements (unaudited)	Wells Fargo Common Stock Fund	21

at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

22	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$109,085,114	$0	$0	$109,085,114
Consumer staples	21,420,983	0	0	21,420,983
Energy	94,165,999	0	0	94,165,999
Financials	250,544,718	0	0	250,544,718
Health care	170,822,419	0	0	170,822,419
Industrials	232,070,638	0	0	232,070,638
Information technology	231,123,461	0	0	231,123,461
Materials	73,764,499	0	0	73,764,499
Real estate	49,348,707	0	0	49,348,707

Exchange-traded funds	32,919,971	0	0	32,919,971

Short-term investments
Investment companies	14,869,412	0	0	14,869,412
Investments measured at net asset value*				72,037,786
Total assets	$1,280,135,921	$0	$0	$1,352,173,707

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $72,037,786 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Common Stock Fund	23

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A shares, 2.01% for Class C shares, 0.85% for Class R6 shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $32,093 certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $5,736 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $3,125 from the sale of Class A shares and $10 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $452,750,640 and $463,545,122, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

24	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Common Stock Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Common Stock Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Common Stock Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Common Stock Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302887 05-17 SA229/SAR229 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Discovery Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Discovery Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Discovery Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Discovery Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFDAX)	7-31-2007	15.76	9.12	8.29	22.84	10.41	8.94	1.20	1.20
Class C (WDSCX)	7-31-2007	20.91	9.59	8.11	21.91	9.59	8.11	1.95	1.95
Class R6 (WFDRX)	6-28-2013	–	–	–	23.36	10.87	9.37	0.77	0.77
Administrator Class (WFDDX)	4-8-2005	–	–	–	22.93	10.53	9.07	1.12	1.12
Institutional Class (WFDSX)	8-31-2006	–	–	–	23.23	10.81	9.34	0.87	0.87
Russell 2500TM Growth Index[4]	–	–	–	–	19.77	12.17	8.47	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Discovery Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
Waste Connections Incorporated	2.89
Take-Two Interactive Software Incorporated	1.94
Berry Plastics Group Incorporated	1.87
Vail Resorts Incorporated	1.86
Allegion plc	1.81
Ultimate Software Group Incorporated	1.79
Bright Horizons Family Solutions Incorporated	1.75
TransUnion	1.74
Masonite International Corporation	1.73
Cinemark Holdings Incorporated	1.72

Sector distribution as of March 31, 2017[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Class A, 1.97% for Class C, 0.84% for Class R6, 1.15% for Administrator Class, and 0.89% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,114.73	$6.38	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Class C
Actual	$1,000.00	$1,110.68	$10.31	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$9.85	1.96%
Class R6
Actual	$1,000.00	$1,117.18	$4.12	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%
Administrator Class
Actual	$1,000.00	$1,115.15	$5.96	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Institutional Class
Actual	$1,000.00	$1,116.85	$4.64	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Discovery Fund	7

Security name	Shares	Value

Common Stocks: 98.82%

Consumer Discretionary: 14.31%

Auto Components: 1.14%
Tenneco Automotive Incorporated	445,700	$27,820,594

Distributors: 1.40%
Pool Corporation	285,089	34,019,670

Diversified Consumer Services: 1.75%
Bright Horizons Family Solutions Incorporated †	587,607	42,595,631

Hotels, Restaurants & Leisure: 6.77%
Dave & Buster’s Entertainment Incorporated †	454,494	27,765,038
Norwegian Cruise Line Holdings Limited †	603,100	30,595,263
Six Flags Entertainment Corporation	648,140	38,557,849
Vail Resorts Incorporated	236,114	45,310,277
Wingstop Incorporated «	802,425	22,692,579

		164,921,006

Media: 1.71%
Cinemark Holdings Incorporated	942,605	41,795,106

Specialty Retail: 1.54%
Burlington Stores Incorporated †	386,965	37,647,825

Consumer Staples: 1.17%

Beverages: 1.17%
Constellation Brands Incorporated Class A	175,857	28,501,144

Energy: 0.91%

Oil, Gas & Consumable Fuels: 0.91%
Diamondback Energy Incorporated †	214,065	22,201,751

Financials: 6.13%

Capital Markets: 3.81%
Evercore Partners Incorporated Class A	324,830	25,304,257
Raymond James Financial Incorporated	371,345	28,318,770
SEI Investments Company	775,813	39,132,008

		92,755,035

Consumer Finance: 1.37%
SLM Corporation †	2,767,400	33,485,540

Thrifts & Mortgage Finance: 0.95%
Radian Group Incorporated	1,285,900	23,094,764

Health Care: 13.70%

Biotechnology: 3.03%
Bioverativ Incorporated †	470,000	25,596,200
bluebird bio Incorporated †«	125,400	11,398,860

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Discovery Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Exelixis Incorporated †	490,038	$10,619,123
Neurocrine Biosciences Incorporated †	102,900	4,455,570
Prothena Corporation plc †«	158,168	8,824,192
Seattle Genetics Incorporated †	121,900	7,662,634
Tesaro Incorporated †«	34,300	5,277,741

		73,834,320

Health Care Equipment & Supplies: 6.03%
Cantel Medical Corporation	347,717	27,852,132
DexCom Incorporated †	334,073	28,306,005
Glaukos Corporation †	356,600	18,293,580
ICU Medical Incorporated †	164,161	25,067,385
Insulet Corporation †	474,500	20,446,205
Integra LifeSciences Holdings Corporation †	641,756	27,037,180

		147,002,487

Health Care Providers & Services: 3.31%
Amedisys Incorporated †	599,729	30,640,155
HealthEquity Incorporated †	329,434	13,984,473
Tivity Health Incorporated †	1,240,569	36,100,558

		80,725,186

Life Sciences Tools & Services: 1.33%
Cambrex Corporation †	587,781	32,357,344

Industrials: 21.60%

Aerospace & Defense: 1.30%
Orbital ATK Incorporated	322,700	31,624,600

Airlines: 1.55%
Spirit Airlines Incorporated †	713,196	37,849,312

Building Products: 4.90%
A.O. Smith Corporation	653,100	33,412,596
Allegion plc	581,053	43,985,712
Masonite International Corporation †	531,047	42,085,475

		119,483,783

Commercial Services & Supplies: 4.57%
Aqua Metals Incorporated †«	354,500	6,926,930
The Brink’s Company	637,400	34,069,030
Waste Connections Incorporated	798,611	70,453,462

		111,449,422

Electrical Equipment: 0.87%
Acuity Brands Incorporated	103,496	21,113,184

Industrial Conglomerates: 0.96%
Carlisle Companies Incorporated	219,479	23,354,760

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Discovery Fund	9

Security name	Shares	Value

Machinery: 1.90%
Energy Recovery Incorporated †«	801,454	$6,668,097
John Bean Technologies Corporation	451,895	39,744,165

		46,412,262

Professional Services: 1.74%
TransUnion †	1,104,950	42,374,833

Trading Companies & Distributors: 3.81%
GMS Incorporated †	366,000	12,824,640
HD Supply Holdings Incorporated †	999,995	41,124,794
Univar Incorporated †	1,265,200	38,791,032

		92,740,466

Information Technology: 34.84%

Communications Equipment: 2.37%
Finisar Corporation †	991,214	27,099,791
Harris Corporation	276,300	30,743,901

		57,843,692

Electronic Equipment, Instruments & Components: 5.63%
Cognex Corporation	406,090	34,091,256
FLIR Systems Incorporated	776,597	28,174,939
Littelfuse Incorporated	227,835	36,433,095
Universal Display Corporation «	446,700	38,460,870

		137,160,160

Internet Software & Services: 7.46%
CoStar Group Incorporated †	189,449	39,257,622
MercadoLibre Incorporated	188,900	39,946,683
Momo Incorporated ADR †	549,700	18,728,279
Q2 Holdings Incorporated †	916,050	31,924,343
Twilio Incorporated Class A †«	991,100	28,613,057
Yandex NV Class A †	1,060,000	23,245,800

		181,715,784

IT Services: 8.53%
Acxiom Corporation †	1,220,943	34,760,247
EPAM Systems Incorporated †	522,496	39,458,898
Euronet Worldwide Incorporated †	474,482	40,577,701
Square Incorporated Class A †	789,550	13,643,424
Total System Services Incorporated	712,100	38,068,866
WEX Incorporated †	399,300	41,327,550

		207,836,686

Semiconductors & Semiconductor Equipment: 2.00%
Microsemi Corporation †	554,800	28,588,844
Teradyne Incorporated	644,100	20,031,510

		48,620,354

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Discovery Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name		Shares	Value

Software: 6.90%
Guidewire Software Incorporated †		704,919	$39,708,087
PTC Incorporated †		681,500	35,812,825
Secureworks Corporation Class A †		193,000	1,833,500
Take-Two Interactive Software Incorporated †		797,600	47,273,752
Ultimate Software Group Incorporated †		223,000	43,531,830

			168,159,994

Technology Hardware, Storage & Peripherals: 1.95%
3D Systems Corporation †«		1,009,700	15,105,112
NCR Corporation †		712,000	32,524,160

			47,629,272

Materials: 3.86%

Chemicals: 0.83%
Albemarle Corporation		191,000	20,177,240

Construction Materials: 1.17%
Vulcan Materials Company		235,900	28,421,232

Containers & Packaging: 1.86%
Berry Plastics Group Incorporated †		935,833	45,453,409

Real Estate: 0.74%

Real Estate Management & Development: 0.74%
CBRE Group Incorporated Class A †		517,700	18,010,783

Telecommunication Services: 1.56%

Diversified Telecommunication Services: 1.56%
Zayo Group Holdings Incorporated †		1,153,705	37,956,895

Total Common Stocks (Cost $1,876,590,588)			2,408,145,526

	Yield
Short-Term Investments: 4.84%

Investment Companies: 4.84%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	90,557,133	90,566,189
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	27,327,935	27,327,935

Total Short-Term Investments (Cost $117,891,136)			117,894,124

Total investments in securities (Cost $1,994,481,724) *	103.66%	2,526,039,650
Other assets and liabilities, net	(3.66)	(89,192,359)

Total net assets	100.00%	$2,436,847,291

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,993,862,991 and unrealized gains (losses) consists of:

Gross unrealized gains	$542,512,109
Gross unrealized losses	(10,335,450)

Net unrealized gains	$532,176,659

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2017 (unaudited)	Wells Fargo Discovery Fund	11

Assets
Investments
In unaffiliated securities (including $88,402,231 of securities loaned), at value (cost $1,876,590,588)	$2,408,145,526
In affiliated securities, at value (cost $117,891,136)	117,894,124

Total investments, at value (cost $1,994,481,724)	2,526,039,650
Receivable for investments sold	7,288,024
Receivable for Fund shares sold	3,018,647
Receivable for dividends	586,791
Receivable for securities lending income	81,359
Prepaid expenses and other assets	18,566

Total assets	2,537,033,037

Liabilities
Payable for investments purchased	2,972,456
Payable for Fund shares redeemed	4,217,775
Payable upon receipt of securities loaned	90,561,300
Management fee payable	1,602,591
Distribution fee payable	29,631
Administration fees payable	306,533
Accrued expenses and other liabilities	495,460

Total liabilities	100,185,746

Total net assets	$2,436,847,291

NET ASSETS CONSIST OF
Paid-in capital	$1,770,914,580
Accumulated net investment loss	(14,900,025)
Accumulated net realized gains on investments	149,274,810
Net unrealized gains on investments	531,557,926

Total net assets	$2,436,847,291

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$593,786,579
Shares outstanding – Class A1	18,028,711
Net asset value per share – Class A	$32.94
Maximum offering price per share – Class A2	$34.95
Net assets – Class C	$42,430,516
Shares outstanding – Class C1	1,418,813
Net asset value per share – Class C	$29.91
Net assets – Class R6	$299,979,442
Shares outstanding – Class R6[1]	8,550,392
Net asset value per share – Class R6	$35.08
Net assets – Administrator Class	$329,822,195
Shares outstanding – Administrator Class[1]	9,757,802
Net asset value per share – Administrator Class	$33.80
Net assets – Institutional Class	$1,170,828,559
Shares outstanding – Institutional Class[1]	33,474,495
Net asset value per share – Institutional Class	$34.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Discovery Fund	Statement of operations—six months ended March 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $44,248)	$6,567,446
Securities lending income, net	286,359
Income from affiliated securities	82,281

Total investment income	6,936,086

Expenses
Management fee	9,135,834
Administration fees
Class A	636,147
Class C	47,432
Class R6	43,966
Administrator Class	229,811
Institutional Class	795,957
Shareholder servicing fees
Class A	757,317
Class C	56,466
Administrator Class	441,163
Distribution fee
Class C	169,399
Custody and accounting fees	76,261
Professional fees	21,638
Registration fees	106,605
Shareholder report expenses	96,642
Trustees’ fees and expenses	12,270
Other fees and expenses	34,386

Total expenses	12,661,294
Less: Fee waivers and/or expense reimbursements	(55)

Net expenses	12,661,239

Net investment loss	(5,725,153)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	195,573,039
Affiliated securities	1,901

Net realized gains on investments	195,574,940

Net change in unrealized gains (losses) on:
Unaffiliated securities	78,959,655
Affiiliated securities	2,988

Net change in unrealized gains (losses) on investments	78,962,643

Net realized and unrealized gains (losses) on investments	274,537,583

Net increase in net assets resulting from operations	$268,812,430

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Discovery Fund	13

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment loss		$(5,725,153)		$(13,341,712)
Net realized gains (losses) on investments		195,574,940		(6,021,855)
Net change in unrealized gains (losses) on investments		78,962,643		207,908,464

Net increase in net assets resulting from operations		268,812,430		188,544,897

Distributions to shareholders from
Net realized gains
Class A		(8,136,174)		(67,195,832)
Class C		(671,858)		(5,778,904)
Class R6		(3,804,488)		(23,478,672)
Administrator Class		(4,526,561)		(47,459,845)
Institutional Class		(16,230,955)		(114,235,168)

Total distributions to shareholders		(33,370,036)		(258,148,421)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	671,506	21,055,184	18,576,523	573,833,981
Class C	26,339	748,705	85,248	2,195,640
Class R6	648,584	21,307,616	2,705,304	81,981,174
Administrator Class	487,685	15,602,440	1,929,217	57,133,826
Institutional Class	3,392,262	112,241,606	5,696,148	169,010,558
Investor Class	N/A	N/A	55,579 [1]	1,728,387 [1]

		170,955,551		885,883,566

Reinvestment of distributions
Class A	255,886	7,873,622	2,330,578	65,162,949
Class C	19,199	537,750	183,951	4,722,020
Class R6	116,203	3,804,488	793,466	23,478,672
Administrator Class	142,683	4,504,510	1,650,359	47,282,773
Institutional Class	471,707	15,401,227	3,798,743	112,214,868

		32,121,597		252,861,282

Payment for shares redeemed
Class A	(4,337,115)	(134,055,303)	(9,136,801)	(255,432,871)
Class C	(440,024)	(12,369,816)	(820,726)	(21,433,438)
Class R6	(1,653,438)	(53,428,408)	(2,598,689)	(77,229,246)
Administrator Class	(3,934,387)	(124,297,992)	(8,985,182)	(255,827,949)
Institutional Class	(11,887,198)	(386,066,608)	(12,826,340)	(384,667,531)
Investor Class	N/A	N/A	(17,797,151)[1]	(549,387,039)[1]

		(710,218,127)		(1,543,978,074)

Net decrease in net assets resulting from capital share transactions		(507,140,979)		(405,233,226)

Total decrease in net assets		(271,698,585)		(474,836,750)

Net assets
Beginning of period		2,708,545,876		3,183,382,626

End of period		$2,436,847,291		$2,708,545,876

Accumulated net investment loss		$(14,900,025)		$(9,174,872)

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.94	$30.48	$32.35	$33.50	$26.89	$21.20
Net investment loss	(0.10)[1]	(0.18)[1]	(0.24)	(0.30)	(0.08)[1]	(0.14)[1]
Net realized and unrealized gains (losses) on investments	3.51	2.23	0.96	1.36	8.14	6.82

Total from investment operations	3.41	2.05	0.72	1.06	8.06	6.68
Distributions to shareholders from
Net realized gains	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)
Net asset value, end of period	$32.94	$29.94	$30.48	$32.35	$33.50	$26.89
Total return[2]	11.47%	7.33%	2.09%	3.15%	31.86%	32.05%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.20%	1.23%	1.25%	1.27%	1.29%
Net expenses	1.21%	1.20%	1.21%	1.22%	1.22%	1.22%
Net investment loss	(0.66)%	(0.64)%	(0.64)%	(0.95)%	(0.29)%	(0.53)%
Supplemental data
Portfolio turnover rate	47%	78%	87%	84%	86%	104%
Net assets, end of period (000s omitted)	$593,787	$641,786	$294,661	$335,221	$239,506	$114,882

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.32	$28.24	$30.37	$31.81	$25.79	$20.51
Net investment loss	(0.20)[1]	(0.37)[1]	(0.43)[1]	(0.35)	(0.30)[1]	(0.31)[1]
Net realized and unrealized gains (losses) on investments	3.20	2.04	0.89	1.12	7.77	6.58

Total from investment operations	3.00	1.67	0.46	0.77	7.47	6.27
Distributions to shareholders from
Net realized gains	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)
Net asset value, end of period	$29.91	$27.32	$28.24	$30.37	$31.81	$25.79
Total return[2]	11.07%	6.51%	1.35%	2.33%	30.89%	31.10%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.95%	1.98%	2.00%	2.02%	2.04%
Net expenses	1.96%	1.95%	1.96%	1.97%	1.97%	1.97%
Net investment loss	(1.41)%	(1.41)%	(1.39)%	(1.70)%	(1.08)%	(1.28)%
Supplemental data
Portfolio turnover rate	47%	78%	87%	84%	86%	104%
Net assets, end of period (000s omitted)	$42,431	$49,538	$66,772	$84,585	$48,768	$16,803

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$31.80	$32.08	$33.78	$34.73	$31.03
Net investment income (loss)	(0.02)	(0.07)	(0.07)	(0.17)	0.02 [2]
Net realized and unrealized gains (losses) on investments	3.71	2.38	0.96	1.43	3.68

Total from investment operations	3.69	2.31	0.89	1.26	3.70
Distributions to shareholders from
Net realized gains	(0.41)	(2.59)	(2.59)	(2.21)	0.00
Net asset value, end of period	$35.08	$31.80	$32.08	$33.78	$34.73
Total return[3]	11.72%	7.77%	2.53%	3.60%	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.76%	0.77%	0.77%
Net expenses	0.78%	0.77%	0.76%	0.77%	0.77%
Net investment income (loss)	(0.23)%	(0.22)%	(0.21)%	(0.45)%	0.30%
Supplemental data
Portfolio turnover rate	47%	78%	87%	84%	86%
Net assets, end of period (000s omitted)	$299,979	$300,118	$273,941	$221,043	$28

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Discovery Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$30.70	$31.17	$32.99	$34.08	$27.30	$21.50
Net investment loss	(0.09)[1]	(0.17)[1]	(0.20)	(0.27)[1]	(0.04)	(0.12)[1]
Net realized and unrealized gains (losses) on investments	3.60	2.29	0.97	1.39	8.27	6.91

Total from investment operations	3.51	2.12	0.77	1.12	8.23	6.79
Distributions to shareholders from
Net realized gains	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)
Net asset value, end of period	$33.80	$30.70	$31.17	$32.99	$34.08	$27.30
Total return[2]	11.51%	7.40%	2.24%	3.25%	32.01%	32.12%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.12%	1.09%	1.08%	1.10%	1.13%
Net expenses	1.13%	1.12%	1.09%	1.08%	1.10%	1.13%
Net investment loss	(0.58)%	(0.58)%	(0.52)%	(0.81)%	(0.13)%	(0.45)%
Supplemental data
Portfolio turnover rate	47%	78%	87%	84%	86%	104%
Net assets, end of period (000s omitted)	$329,822	$400,997	$575,568	$687,537	$648,228	$478,673

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$31.72	$32.04	$33.76	$34.74	$27.73	$21.76
Net investment income (loss)	(0.05)[1]	(0.10)	(0.09)	(0.20)	0.01	(0.07)
Net realized and unrealized gains (losses) on investments	3.72	2.37	0.96	1.43	8.45	7.03

Total from investment operations	3.67	2.27	0.87	1.23	8.46	6.96
Distributions to shareholders from
Net realized gains	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)
Net asset value, end of period	$34.98	$31.72	$32.04	$33.76	$34.74	$27.73
Total return[2]	11.68%	7.68%	2.47%	3.51%	32.36%	32.53%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.87%	0.82%	0.82%	0.84%	0.86%
Net expenses	0.88%	0.87%	0.82%	0.82%	0.84%	0.86%
Net investment income (loss)	(0.33)%	(0.32)%	(0.26)%	(0.54)%	0.11%	(0.19)%
Supplemental data
Portfolio turnover rate	47%	78%	87%	84%	86%	104%
Net assets, end of period (000s omitted)	$1,170,829	$1,316,107	$1,436,125	$1,396,603	$988,615	$524,506

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Discovery Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

20	Wells Fargo Discovery Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2016, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were recognized on the first day of the current fiscal year in the following amounts:

Deferred post-October capital losses	Late-year ordinary losses deferred
Short-term
$(2,518,523)	$(9,174,473)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	21

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$348,799,832	$0	$0	$348,799,832
Consumer staples	28,501,144	0	0	28,501,144
Energy	22,201,751	0	0	22,201,751
Financials	149,335,339	0	0	149,335,339
Health care	333,919,337	0	0	333,919,337
Industrials	526,402,622	0	0	526,402,622
Information technology	848,965,942	0	0	848,965,942
Materials	94,051,881	0	0	94,051,881
Real estate	18,010,783	0	0	18,010,783
Telecommunication services	37,956,895	0	0	37,956,895

Short-term investments
Investment companies	27,327,935	0	0	27,327,935
Investments measured at net asset value*				90,566,189
Total assets	$2,435,473,461	$0	$0	$2,526,039,650

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $90,566,189 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

22	Wells Fargo Discovery Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 0.84% for Class R6 shares, 1.15% for Administrator Class shares, and 0.89% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $2,453 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $31,004 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2017, Funds Distributor received $2,986 from the sale of Class A shares and $50 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $1,192,830,450 and $1,661,485,300, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	23

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Discovery Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Discovery Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302888 05-17 SA230/SAR230 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Enterprise Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Enterprise Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Enterprise Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Enterprise Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	13.53	8.47	6.16	20.46	9.76	6.79	1.26	1.18
Class C (WENCX)	3-31-2008	18.54	8.94	6.00	19.54	8.94	6.00	2.01	1.93
Class R6 (WENRX)	10-31-2014	–	–	–	20.93	10.15	7.23	0.83	0.80
Administrator Class (SEPKX)	8-30-2002	–	–	–	20.55	9.87	6.96	1.18	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	20.87	10.12	7.22	0.93	0.85
Russell Midcap® Growth Index[4]	–	–	–	–	14.07	11.95	8.13	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Enterprise Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
Waste Connections Incorporated	2.85
O’Reilly Automotive Incorporated	2.31
Electronic Arts Incorporated	2.22
Fidelity National Information Services Incorporated	2.16
Intercontinental Exchange Incorporated	2.11
Intuitive Surgical Incorporated	2.11
Total System Services Incorporated	1.88
Delphi Automotive plc	1.86
Berry Plastics Group Incorporated	1.80
Vail Resorts Incorporated	1.78

Sector distribution as of March 31, 2017[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes the expenses of the Advisor Class shares. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the expenses of Class R6. If these expenses had been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,094.95	$6.16	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Class C
Actual	$1,000.00	$1,090.99	$10.06	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class R6
Actual	$1,000.00	$1,097.08	$4.18	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,095.47	$5.75	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,096.98	$4.44	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Enterprise Fund	7

Security name	Shares	Value

Common Stocks: 99.08%

Consumer Discretionary: 16.62%

Auto Components: 1.86%
Delphi Automotive plc	151,085	$12,160,832

Distributors: 1.19%
Pool Corporation	65,500	7,816,115

Diversified Consumer Services: 1.31%
Bright Horizons Family Solutions Incorporated †	117,900	8,546,571

Hotels, Restaurants & Leisure: 4.73%
Royal Caribbean Cruises Limited	90,900	8,918,199
Six Flags Entertainment Corporation	174,100	10,357,209
Vail Resorts Incorporated	60,517	11,613,212

		30,888,620

Internet & Direct Marketing Retail: 0.50%
Ctrip.com International Limited ADR †	66,100	3,248,815

Media: 3.12%
Cinemark Holdings Incorporated	240,825	10,678,181
Liberty Broadband Corporation Class C †	112,100	9,685,440

		20,363,621

Specialty Retail: 3.91%
Burlington Stores Incorporated †	107,300	10,439,217
O’Reilly Automotive Incorporated †	56,000	15,111,040

		25,550,257

Consumer Staples: 2.33%

Beverages: 2.33%
Constellation Brands Incorporated Class A	55,000	8,913,850
Monster Beverage Corporation †	136,200	6,288,354

		15,202,204

Energy: 0.73%

Oil, Gas & Consumable Fuels: 0.73%
Diamondback Energy Incorporated †	45,900	4,760,519

Financials: 7.67%

Capital Markets: 6.25%
Intercontinental Exchange Incorporated	230,725	13,813,506
Raymond James Financial Incorporated	108,600	8,281,836
S&P Global Incorporated	67,641	8,843,384
SEI Investments Company	196,000	9,886,240

		40,824,966

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Enterprise Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Consumer Finance: 1.42%
SLM Corporation †	771,000	$9,329,100

Health Care: 9.20%

Biotechnology: 2.97%
BioMarin Pharmaceutical Incorporated †	70,193	6,161,542
Bioverativ Incorporated †	126,000	6,861,960
Incyte Corporation †	37,300	4,985,891
Seattle Genetics Incorporated †	21,800	1,370,348

		19,379,741

Health Care Equipment & Supplies: 5.61%
Boston Scientific Corporation †	383,500	9,537,645
DexCom Incorporated †	82,800	7,015,644
Integra LifeSciences Holdings Corporation †	150,200	6,327,926
Intuitive Surgical Incorporated †	18,000	13,796,460

		36,677,675

Pharmaceuticals: 0.62%
Perrigo Company plc «	61,300	4,069,707

Industrials: 19.06%

Airlines: 1.63%
Spirit Airlines Incorporated †	200,500	10,640,535

Building Products: 5.04%
Allegion plc	152,700	11,559,390
Johnson Controls International plc	259,541	10,931,867
Masonite International Corporation †	131,803	10,445,388

		32,936,645

Commercial Services & Supplies: 2.85%
Waste Connections Incorporated	211,093	18,622,624

Electrical Equipment: 2.25%
Acuity Brands Incorporated	37,834	7,718,136
Rockwell Automation Incorporated	44,900	6,991,379

		14,709,515

Industrial Conglomerates: 0.96%
Carlisle Companies Incorporated	59,233	6,302,984

Machinery: 1.50%
John Bean Technologies Corporation	111,459	9,802,819

Professional Services: 1.74%
TransUnion †	296,177	11,358,388

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Enterprise Fund	9

Security name	Shares	Value

Trading Companies & Distributors: 3.09%
HD Supply Holdings Incorporated †	249,400	$10,256,575
Univar Incorporated †	323,300	9,912,378

		20,168,953

Information Technology: 34.98%

Communications Equipment: 2.35%
Finisar Corporation †	257,300	7,034,582
Harris Corporation	74,700	8,311,869

		15,346,451

Electronic Equipment, Instruments & Components: 2.46%
FLIR Systems Incorporated	209,700	7,607,916
Universal Display Corporation «	98,400	8,472,240

		16,080,156

Internet Software & Services: 3.16%
CoStar Group Incorporated †	47,643	9,872,582
MercadoLibre Incorporated	51,200	10,827,264

		20,699,846

IT Services: 10.54%
Acxiom Corporation †	318,700	9,073,389
EPAM Systems Incorporated †	123,119	9,297,947
Euronet Worldwide Incorporated †	115,600	9,886,112
Fidelity National Information Services Incorporated	177,200	14,108,664
Square Incorporated Class A †	206,200	3,563,136
Total System Services Incorporated	229,900	12,290,454
WEX Incorporated †	102,800	10,639,800

		68,859,502

Semiconductors & Semiconductor Equipment: 4.65%
Broadcom Limited	27,400	5,999,504
Micron Technology Incorporated †	254,600	7,357,940
NVIDIA Corporation	61,100	6,655,623
NXP Semiconductors NV †	48,400	5,009,400
Teradyne Incorporated	172,100	5,352,310

		30,374,777

Software: 10.58%
Activision Blizzard Incorporated	192,000	9,573,120
Electronic Arts Incorporated †	162,200	14,520,144
Guidewire Software Incorporated †	163,900	9,232,487
Nintendo Company Limited	265,500	7,694,509
PTC Incorporated †	130,400	6,852,520
ServiceNow Incorporated †	115,850	10,133,400
Ultimate Software Group Incorporated †	57,000	11,126,970

		69,133,150

Technology Hardware, Storage & Peripherals: 1.24%
NCR Corporation †	177,200	8,094,496

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Enterprise Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name		Shares	Value

Materials: 5.66%

Chemicals: 2.13%
Albemarle Corporation		50,300	$5,313,692
The Sherwin-Williams Company		27,800	8,623,282

			13,936,974

Construction Materials: 1.73%
Vulcan Materials Company		93,600	11,276,928

Containers & Packaging: 1.80%
Berry Plastics Group Incorporated †		241,900	11,749,083

Real Estate: 1.34%

Equity REITs: 1.34%
SBA Communications Corporation †		73,000	8,787,010

Telecommunication Services: 1.49%

Diversified Telecommunication Services: 1.49%
Zayo Group Holdings Incorporated †		295,699	9,728,495

Total Common Stocks (Cost $521,670,885)			647,428,074

	Yield
Short-Term Investments: 1.50%

Investment Companies: 1.50%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	4,004,650	4,005,050
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	5,809,204	5,809,204

Total Short-Term Investments (Cost $9,814,254)			9,814,254

Total investments in securities (Cost $531,485,139) *	100.58%	657,242,328
Other assets and liabilities, net	(0.58)	(3,810,096)

Total net assets	100.00%	$653,432,232

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $531,429,420 and unrealized gains (losses) consists of:

Gross unrealized gains	$129,459,826
Gross unrealized losses	(3,646,918)

Net unrealized gains	$125,812,908

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2017 (unaudited)	Wells Fargo Enterprise Fund	11

Assets
Investments
In unaffiliated securities, at value (including $3,917,298 of securities loaned), at value (cost $521,670,885)	$647,428,074
In affiliated securities, at value (cost $9,814,254)	9,814,254

Total investments, at value (cost $531,485,139)	657,242,328
Cash	39,189
Receivable for investments sold	1,114,021
Receivable for Fund shares sold	103,614
Receivable for dividends	325,590
Receivable for securities lending income	3,339
Prepaid expenses and other assets	92,566

Total assets	658,920,647

Liabilities
Payable for investments purchased	350,601
Payable for Fund shares redeemed	376,283
Payable upon receipt of securities loaned	4,005,023
Management fee payable	395,369
Distribution fees payable	5,976
Administration fees payable	114,494
Accrued expenses and other liabilities	240,669

Total liabilities	5,488,415

Total net assets	$653,432,232

NET ASSETS CONSIST OF
Paid-in capital	$513,382,633
Accumulated net investment loss	(3,481,610)
Accumulated net realized gains on investments	17,774,020
Net unrealized gains on investments	125,757,189

Total net assets	$653,432,232

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$554,120,943
Shares outstanding – Class A1	12,604,429
Net asset value per share – Class A	$43.96
Maximum offering price per share – Class A2	$46.64
Net assets – Class C	$8,854,708
Shares outstanding – Class C1	222,802
Net asset value per share – Class C	$39.74
Net assets – Class R6	$32,376,926
Shares outstanding – Class R6[1]	677,182
Net asset value per share – Class R6	$47.81
Net assets – Administrator Class	$5,280,751
Shares outstanding – Administrator Class[1]	114,712
Net asset value per share – Administrator Class	$46.03
Net assets – Institutional Class	$52,798,904
Shares outstanding – Institutional Class[1]	1,105,948
Net asset value per share – Institutional Class	$47.74

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Enterprise Fund	Statement of operations—six months ended March 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,114)	$2,320,583
Income from affiliated securities	13,570
Securities lending income, net	8,961

Total investment income	2,343,114

Expenses
Management fee	2,360,725
Administration fees
Class A	561,560
Class B	104	[1]
Class C	9,322
Class R6	4,576
Administrator Class	3,132
Institutional Class	35,699
Shareholder servicing fees
Class A	668,524
Class B	123	[1]
Class C	11,098
Administrator Class	6,023
Distribution fees
Class B	370	[1]
Class C	33,294
Custody and accounting fees	30,938
Professional fees	21,077
Registration fees	53,492
Shareholder report expenses	48,101
Trustees’ fees and expenses	7,495
Other fees and expenses	9,763

Total expenses	3,865,416
Less: Fee waivers and/or expense reimbursements	(241,420)

Net expenses	3,623,996

Net investment loss	(1,280,882)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	28,362,092
Affiliated securities	27

Net realized gains on investments	28,362,119
Net change in unrealized gains (losses) on investments	30,903,498

Net realized and unrealized gains (losses) on investments	59,265,617

Net increase in net assets resulting from operations	$57,984,735

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Enterprise Fund	13

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment loss		$(1,280,882)		$(3,186,682)
Net realized gains on investments		28,362,119		17,584,427
Net change in unrealized gains (losses) on investments		30,903,498		38,732,302

Net increase in net assets resulting from operations		57,984,735		53,130,047

Distributions to shareholders from
Net realized gains
Class A		(23,114,697)		(43,636,386)
Class B		0 [1]		(61,455)
Class C		(425,970)		(809,467)
Class R6		(1,209,334)		(148,611)
Administrator Class		(197,246)		(262,668)
Institutional Class		(2,319,994)		(5,679,281)

Total distributions to shareholders		(27,267,241)		(50,597,868)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	114,966	4,803,472	4,522,822	197,186,460
Class B	0 [1]	0 [1]	1	16
Class C	8,371	317,602	23,985	869,811
Class R6	27,261	1,234,486	691,533	29,003,966
Administrator Class	14,376	635,752	47,307	1,846,716
Institutional Class	122,496	5,602,277	292,382	12,703,511
Investor Class	N/A	N/A	4,864 [2]	207,062 [2]

		12,593,589		241,817,542

Reinvestment of distributions
Class A	533,814	21,805,828	1,043,906	41,244,748
Class B	0 [1]	0 [1]	1,651	59,782
Class C	10,964	405,900	21,345	773,309
Class R6	27,249	1,209,334	3,488	148,611
Administrator Class	4,559	195,026	6,238	257,327
Institutional Class	51,089	2,264,283	120,020	5,110,433

		25,880,371		47,594,210

Payment for shares redeemed
Class A	(969,556)	(40,474,387)	(1,489,094)	(59,409,799)
Class B	(9,343)[1]	(353,582)[1]	(15,187)	(564,158)
Class C	(36,708)	(1,404,599)	(47,670)	(1,691,275)
Class R6	(35,516)	(1,622,642)	(37,369)	(1,612,164)
Administrator Class	(11,329)	(493,700)	(27,720)	(1,163,795)
Institutional Class	(426,145)	(19,142,172)	(998,881)	(43,244,941)
Investor Class	N/A	N/A	(4,428,901)[2]	(190,508,618)[2]

		(63,491,082)		(298,194,750)

Net decrease in net assets resulting from capital share transactions		(25,017,122)		(8,782,998)

Total increase (decrease) in net assets		5,700,372		(6,250,819)

Net assets
Beginning of period		647,731,860		653,982,679

End of period		$653,432,232		$647,731,860

Accumulated net investment loss		$(3,481,610)		$(2,200,728)

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$41.94	$41.90	$47.93	$49.54	$37.67	$29.10
Net investment income (loss)	(0.09)	(0.21)[1]	(0.29)	(0.43)[1]	0.01 [1]	(0.18)
Net realized and unrealized gains (losses) on investments	3.94	3.61	0.18	3.00	11.86	8.75

Total from investment operations	3.85	3.40	(0.11)	2.57	11.87	8.57
Distributions to shareholders from
Net realized gains	(1.83)	(3.36)	(5.92)	(4.18)	0.00	0.00
Net asset value, end of period	$43.96	$41.94	$41.90	$47.93	$49.54	$37.67
Total return[2]	9.50%	8.63%	(0.67)%	5.27%	31.55%	29.46%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.29%	1.29%	1.30%	1.29%
Net expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	(0.44)%	(0.52)%	(0.60)%	(0.87)%	0.01%	(0.49)%
Supplemental data
Portfolio turnover rate	48%	99%	101%	98%	91%	102%
Net assets, end of period (000s omitted)	$554,121	$542,077	$370,743	$417,971	$427,860	$359,068

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$38.23	$38.75	$45.07	$47.14	$36.11	$28.10
Net investment loss	(0.23)[1]	(0.47)[1]	(0.59)[1]	(0.75)[1]	(0.29)[1]	(0.42)[1]
Net realized and unrealized gains (losses) on investments	3.57	3.31	0.19	2.86	11.32	8.43

Total from investment operations	3.34	2.84	(0.40)	2.11	11.03	8.01
Distributions to shareholders from
Net realized gains	(1.83)	(3.36)	(5.92)	(4.18)	0.00	0.00
Net asset value, end of period	$39.74	$38.23	$38.75	$45.07	$47.14	$36.11
Total return[2]	9.10%	7.80%	(1.41)%	4.49%	30.55%	28.51%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.01%	2.04%	2.04%	2.05%	2.04%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.19)%	(1.28)%	(1.36)%	(1.62)%	(0.72)%	(1.24)%
Supplemental data
Portfolio turnover rate	48%	99%	101%	98%	91%	102%
Net assets, end of period (000s omitted)	$8,855	$9,181	$9,399	$9,658	$8,483	$7,508

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS R6		2016	2015[1]
Net asset value, beginning of period	$45.37	$44.89	$52.65
Net investment loss	(0.01)	(0.06)[2]	(0.08)
Net realized and unrealized gains (losses) on investments	4.28	3.90	(1.76)

Total from investment operations	4.27	3.84	(1.84)
Distributions to shareholders from
Net realized gains	(1.83)	(3.36)	(5.92)
Net asset value, end of period	$47.81	$45.37	$44.89
Total return[3]	9.71%	9.06%	(3.84)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.81%
Net expenses	0.80%	0.80%	0.80%
Net investment loss	(0.07)%	(0.14)%	(0.19)%
Supplemental data
Portfolio turnover rate	48%	99%	101%
Net assets, end of period (000s omitted)	$32,377	$29,861	$24

[1]	For the period from October 31, 2014 (commencement of class operations) to September 30, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$43.81	$43.58	$49.54	$51.03	$38.77	$29.93
Net investment income (loss)	(0.08)[1]	(0.18)[1]	(0.23)[1]	(0.37)[1]	0.02 [1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	4.13	3.77	0.19	3.06	12.24	9.00

Total from investment operations	4.05	3.59	(0.04)	2.69	12.26	8.84
Distributions to shareholders from
Net realized gains	(1.83)	(3.36)	(5.92)	(4.18)	0.00	0.00
Net asset value, end of period	$46.03	$43.81	$43.58	$49.54	$51.03	$38.77
Total return[2]	9.55%	8.74%	(0.46)%	5.33%	31.62%	29.54%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.15%	1.09%	1.12%	1.13%	1.12%
Net expenses	1.10%	1.07%	1.07%	1.09%	1.11%	1.12%
Net investment income (loss)	(0.36)%	(0.41)%	(0.47)%	(0.74)%	0.05%	(0.46)%
Supplemental data
Portfolio turnover rate	48%	99%	101%	98%	91%	102%
Net assets, end of period (000s omitted)	$5,281	$4,693	$3,542	$44,760	$10,046	$6,757

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$45.32	$44.87	$50.77	$52.07	$39.46	$30.38
Net investment income (loss)	(0.02)[1]	(0.09)[1]	(0.13)[1]	(0.28)[1]	0.18 [1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	4.27	3.90	0.15	3.16	12.43	9.14

Total from investment operations	4.25	3.81	0.02	2.88	12.61	9.08
Distributions to shareholders from
Net realized gains	(1.83)	(3.36)	(5.92)	(4.18)	0.00	0.00
Net asset value, end of period	$47.74	$45.32	$44.87	$50.77	$52.07	$39.46
Total return[2]	9.70%	8.97%	(0.32)%	5.61%	31.96%	29.89%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	0.88%	0.86%	0.87%	0.86%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	(0.09)%	(0.21)%	(0.27)%	(0.54)%	0.41%	(0.17)%
Supplemental data
Portfolio turnover rate	48%	99%	101%	98%	91%	102%
Net assets, end of period (000s omitted)	$52,799	$61,563	$87,279	$76,790	$81,021	$93,367

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each

20	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2016, the Fund had a qualified late-year ordinary loss of $2,178,411 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	21

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$108,574,831	$0	$0	$108,574,831
Consumer staples	15,202,204	0	0	15,202,204
Energy	4,760,519	0	0	4,760,519
Financials	50,154,066	0	0	50,154,066
Health care	60,127,123	0	0	60,127,123
Industrials	124,542,463	0	0	124,542,463
Information technology	220,893,869	7,694,509	0	228,588,378
Materials	36,962,985	0	0	36,962,985
Real estate	8,787,010	0	0	8,787,010
Telecommunication services	9,728,495	0	0	9,728,495

Short-term investments
Investment companies	5,809,204	0	0	5,809,204
Investments measured at net asset value*				4,005,050
Total assets	$645,542,769	$7,694,509	$0	$657,242,328

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,005,050 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, Common stocks with a market value of $7,694,509 were transferred from Level 1 to Level 2 because of a decrease in the market activity of this security. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.

22	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class C shares, 0.80% for Class R6 shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,080 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $6,888 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2017, Funds Distributor received $1,564 from the sale of Class A shares and $67 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $300,723,940 and $355,865,363, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	23

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Enterprise Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Enterprise Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Enterprise Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Enterprise Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302889 05-17 SA231/SAR231 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Opportunity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Opportunity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Opportunity Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Opportunity Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher G. Miller, CFA®‡

Ann M. Miletti

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	9.41	9.16	5.87	16.07	10.46	6.50	1.21	1.21
Class B (SOPBX)*	8-26-2011	10.20	9.35	5.78	15.20	9.63	5.78	1.96	1.96
Class C (WFOPX)	3-31-2008	14.20	9.63	5.70	15.20	9.63	5.70	1.96	1.96
Administrator Class (WOFDX)	8-30-2002	–	–	–	16.34	10.71	6.74	1.13	1.00
Institutional Class (WOFNX)	7-30-2010	–	–	–	16.64	10.98	6.91	0.88	0.75
Russell 3000® Index[4]	–	–	–	–	18.07	13.18	7.54	–	–

*	At the close of business on May 5, 2017, existing Class B shareholders were converted to Class A shareholders. Effective May 6, 2017, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Opportunity Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
Apple Incorporated	3.44
Alphabet Incorporated Class C	2.86
Johnson Controls International plc	2.54
PNC Financial Services Group Incorporated	2.19
Twenty-First Century Fox Incorporated Class B	2.06
Medtronic plc	1.90
Starbucks Corporation	1.89
Bio-Rad Laboratories Incorporated Class A	1.80
Chubb Limited	1.79
Comcast Corporation Class A	1.78

Sector distribution as of March 31, 2017[6]

‡	Mr. Miller became the portfolio manager of the Fund on March 1, 2017.

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes the expenses of Advisor Class shares. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,092.75	$6.31	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Class B
Actual	$1,000.00	$1,088.64	$10.21	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$9.85	1.96%
Class C
Actual	$1,000.00	$1,088.58	$10.21	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$9.85	1.96%
Administrator Class
Actual	$1,000.00	$1,093.99	$5.22	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,095.29	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 99.28%

Consumer Discretionary: 11.72%

Hotels, Restaurants & Leisure: 2.96%
Royal Caribbean Cruises Limited	190,605	$18,700,256
Starbucks Corporation	565,826	33,038,580

		51,738,836

Media: 3.85%
Comcast Corporation Class A	828,906	31,158,577
Twenty-First Century Fox Incorporated Class B	1,135,615	36,089,845

		67,248,422

Multiline Retail: 2.64%
Dollar General Corporation	362,565	25,281,657
Target Corporation	378,113	20,868,056

		46,149,713

Specialty Retail: 2.27%
L Brands Incorporated	295,274	13,907,405
Lowe’s Companies Incorporated	313,832	25,800,129

		39,707,534

Consumer Staples: 6.36%

Food & Staples Retailing: 1.43%
The Kroger Company	851,608	25,113,920

Food Products: 2.39%
Mead Johnson Nutrition Company	229,987	20,487,242
The Hershey Company	194,383	21,236,343

		41,723,585

Household Products: 1.11%
Church & Dwight Company Incorporated	389,295	19,414,142

Personal Products: 1.43%
The Estee Lauder Companies Incorporated Class A	294,473	24,968,366

Energy: 8.37%

Energy Equipment & Services: 1.95%
Halliburton Company	380,673	18,732,918
Weatherford International plc «†	2,309,351	15,357,184

		34,090,102

Oil, Gas & Consumable Fuels: 6.42%
Concho Resources Incorporated †	118,112	15,158,494
EOG Resources Incorporated	284,897	27,791,702
Newfield Exploration Company †	415,419	15,333,115
Pioneer Natural Resources Company	113,372	21,113,268
Range Resources Corporation	384,149	11,178,736
RSP Permian Incorporated †	523,216	21,676,839

		112,252,154

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Opportunity Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Financials: 16.55%

Banks: 6.82%
Bank of the Ozarks Incorporated	488,660	$25,415,207
KeyCorp	1,409,445	25,059,932
PNC Financial Services Group Incorporated	318,312	38,273,835
Webster Financial Corporation	609,616	30,505,185

		119,254,159

Capital Markets: 2.28%
E*TRADE Financial Corporation †	636,341	22,201,937
TD Ameritrade Holding Corporation	456,075	17,723,075

		39,925,012

Insurance: 7.45%
American International Group Incorporated	419,901	26,214,419
Aon plc	235,762	27,982,592
Chubb Limited	229,332	31,246,485
The Progressive Corporation	583,202	22,849,854
Willis Towers Watson plc	167,581	21,934,677

		130,228,027

Health Care: 12.00%

Biotechnology: 0.54%
Alexion Pharmaceuticals Incorporated †	77,241	9,364,699

Health Care Equipment & Supplies: 2.72%
Medtronic plc	413,060	33,276,114
Zimmer Biomet Holdings Incorporated	116,914	14,276,369

		47,552,483

Health Care Providers & Services: 1.29%
Cigna Corporation	153,532	22,490,903

Life Sciences Tools & Services: 4.52%
Agilent Technologies Incorporated	431,429	22,809,651
Bio-Rad Laboratories Incorporated Class A †	158,287	31,552,931
Thermo Fisher Scientific Incorporated	160,522	24,656,179

		79,018,761

Pharmaceuticals: 2.93%
Merck & Company Incorporated	397,540	25,259,692
Novartis AG ADR	350,227	26,011,359

		51,271,051

Industrials: 13.35%

Aerospace & Defense: 2.63%
Lockheed Martin Corporation	88,698	23,735,585
Rockwell Collins Incorporated	229,276	22,276,456

		46,012,041

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Opportunity Fund	9

Security name	Shares	Value

Airlines: 1.18%
United Continental Holdings Incorporated †	292,508	$20,662,765

Building Products: 2.54%
Johnson Controls International plc	1,052,279	44,321,991

Commercial Services & Supplies: 1.34%
Republic Services Incorporated	372,494	23,396,348

Electrical Equipment: 2.06%
Babcock & Wilcox Enterprises Incorporated †	522,602	4,881,103
Eaton Corporation plc	419,321	31,092,652

		35,973,755

Machinery: 1.34%
Colfax Corporation †	596,381	23,413,918

Road & Rail: 2.26%
Canadian Pacific Railway Limited	67,457	9,910,782
Hertz Global Holdings Incorporated «	553,069	9,700,830
J.B. Hunt Transport Services Incorporated	217,065	19,913,543

		39,525,155

Information Technology: 25.16%

Electronic Equipment, Instruments & Components: 3.05%
Amphenol Corporation Class A	329,834	23,474,286
TE Connectivity Limited	400,997	29,894,326

		53,368,612

Internet Software & Services: 4.36%
Alphabet Incorporated Class C †	60,339	50,054,821
Facebook Incorporated Class A †	184,705	26,237,345

		76,292,166

IT Services: 4.77%
Alliance Data Systems Corporation	100,516	25,028,484
Fidelity National Information Services Incorporated	342,274	27,251,856
MasterCard Incorporated Class A	276,236	31,068,263

		83,348,603

Semiconductors & Semiconductor Equipment: 3.16%
Broadcom Limited	134,383	29,424,502
Texas Instruments Incorporated	320,425	25,813,438

		55,237,940

Software: 6.38%
Check Point Software Technologies Limited †	236,212	24,249,524
Oracle Corporation	589,126	26,280,911
Red Hat Incorporated †	356,962	30,877,213
Salesforce.com Incorporated †	365,323	30,135,494

		111,543,142

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Opportunity Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name		Shares	Value

Technology Hardware, Storage & Peripherals: 3.44%
Apple Incorporated		418,097	$60,063,815

Materials: 4.12%

Chemicals: 1.71%
The Sherwin-Williams Company		96,204	29,841,519

Containers & Packaging: 1.20%
Crown Holdings Incorporated †		395,052	20,918,003

Metals & Mining: 1.21%
Steel Dynamics Incorporated		609,715	21,193,693

Real Estate: 1.65%

Equity REITs: 1.65%
American Tower Corporation		237,931	28,918,134

Total Common Stocks (Cost $1,270,872,583)			1,735,543,469

	Yield
Short-Term Investments: 2.04%

Investment Companies: 2.04%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	21,373,763	21,375,900
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	14,193,391	14,193,391

Total Short-Term Investments (Cost $35,569,291)			35,569,291

Total investments in securities (Cost $1,306,441,874) *	101.32%	1,771,112,760
Other assets and liabilities, net	(1.32)	(23,011,107)

Total net assets	100.00%	$1,748,101,653

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,304,266,198 and unrealized gains (losses) consists of:

Gross unrealized gains	$494,054,480
Gross unrealized losses	(27,207,918)

Net unrealized gains	$466,846,562

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2017 (unaudited)	Wells Fargo Opportunity Fund	11

Assets
Investments
In unaffiliated securities (including $20,878,740 of securities loaned), at value (cost $1,270,872,583)	$1,735,543,469
In affiliated securities, at value (cost $35,569,291)	35,569,291

Total investments, at value (cost $1,306,441,874)	1,771,112,760
Receivable for investments sold	4,437,162
Receivable for Fund shares sold	249,883
Receivable for dividends	2,778,395
Receivable for securities lending income	3,631
Prepaid expenses and other assets	54,482

Total assets	1,778,636,313

Liabilities
Payable for investments purchased	5,799,676
Payable for Fund shares redeemed	1,262,983
Payable upon receipt of securities loaned	21,375,900
Management fee payable	1,115,217
Distribution fees payable	24,216
Administration fees payable	314,553
Accrued expenses and other liabilities	642,115

Total liabilities	30,534,660

Total net assets	$1,748,101,653

NET ASSETS CONSIST OF
Paid-in capital	$1,174,440,443
Undistributed net investment income	7,059,149
Accumulated net realized gains on investments	101,931,055
Net unrealized gains on investments	464,671,006

Total net assets	$1,748,101,653

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A	$1,453,561,023
Shares outstanding - Class A1	33,809,265
Net asset value per share - Class A	$42.99
Maximum offering price per share - Class A2	$45.61
Net assets - Class B	$521,369
Shares outstanding - Class B1	12,673
Net asset value per share - Class B	$41.14
Net assets - Class C	$34,921,350
Shares outstanding - Class C1	853,341
Net asset value per share - Class C	$40.92
Net assets - Administrator Class	$230,286,518
Shares outstanding - Administrator Class[1]	4,969,969
Net asset value per share - Administrator Class	$46.34
Net assets - Institutional Class	$28,811,393
Shares outstanding - Institutional Class[1]	611,998
Net asset value per share - Institutional Class	$47.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Opportunity Fund	Statement of operations—six months ended March 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $141,500)	$17,294,482
Securities lending income, net	54,881
Income from affiliated securities	42,635

Total investment income	17,391,998

Expenses
Management fee	6,205,115
Administration fees
Class A	1,506,635
Class B	1,120
Class C	36,367
Administrator Class	147,848
Institutional Class	13,920
Shareholder servicing fees
Class A	1,793,613
Class B	1,333
Class C	43,294
Administrator Class	284,324
Distribution fees
Class B	3,999
Class C	129,881
Custody and accounting fees	46,991
Professional fees	25,839
Registration fees	44,727
Shareholder report expenses	78,424
Trustees’ fees and expenses	8,141
Other fees and expenses	17,061

Total expenses	10,388,632
Less: Fee waivers and/or expense reimbursements	(158,742)

Net expenses	10,229,890

Net investment income	7,162,108

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	105,904,390
Affiliated securities	1,643

Net realized gains on investments	105,906,033
Net change in unrealized gains (losses) on investments	39,736,472

Net realized and unrealized gains (losses) on investments	145,642,505

Net increase in net assets resulting from operations	$152,804,613

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Opportunity Fund	13

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment income		$7,162,108		$6,138,111
Net realized gains on investments		105,906,033		105,020,650
Net change in unrealized gains (losses) on investments		39,736,472		87,822,225

Net increase in net assets resulting from operations		152,804,613		198,980,986

Distributions to shareholders from
Net investment income
Class A		(4,495,053)		(20,934,141)
Class C		0		(189,287)
Administrator Class		(942,123)		(3,656,721)
Institutional Class		(123,346)		(234,706)
Net realized gains
Class A		(83,846,276)		(185,395,064)
Class B		(69,785)		(425,984)
Class C		(2,126,589)		(4,995,377)
Administrator Class		(12,365,471)		(27,497,135)
Institutional Class		(1,124,308)		(1,456,485)

Total distributions to shareholders		(105,092,951)		(244,784,900)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	242,606	10,251,117	24,061,660	1,119,678,940
Class B	104	4,292	2	80
Class C	12,961	530,582	13,720	517,107
Administrator Class	52,522	2,407,708	129,304	5,492,475
Institutional Class	308,651	14,476,197	198,222	8,697,552
Investor Class	N/A	N/A	14,679 [1]	683,049 [1]

		27,669,896		1,135,069,203

Reinvestment of distributions
Class A	2,058,839	86,052,018	5,133,573	200,595,023
Class B	1,720	68,785	11,360	422,382
Class C	49,931	1,986,269	129,505	4,817,319
Administrator Class	278,197	12,532,938	701,312	29,406,409
Institutional Class	24,783	1,134,964	33,469	1,426,272

		101,774,974		236,667,405

Payment for shares redeemed
Class A	(2,379,925)	(100,531,858)	(4,306,621)	(173,325,216)
Class B	(31,827)	(1,288,819)	(54,234)	(2,123,946)
Class C	(77,816)	(3,125,974)	(169,002)	(6,566,702)
Administrator Class	(394,028)	(17,957,740)	(640,144)	(27,663,783)
Institutional Class	(98,873)	(4,562,987)	(108,868)	(4,765,522)
Investor Class	N/A	N/A	(23,333,080)[1]	(1,113,901,150)[1]

		(127,467,378)		(1,328,346,319)

Net increase in net assets resulting from capital share transactions		1,977,492		43,390,289

Total increase (decrease) in net assets		49,689,154		(2,413,625)

Net assets
Beginning of period		1,698,412,499		1,700,826,124

End of period		$1,748,101,653		$1,698,412,499

Undistributed net investment income		$7,059,149		$5,457,563

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$41.86	$43.35	$49.56	$46.23	$38.99	$32.08
Net investment income (loss)	0.17	0.13 [1]	0.64	(0.07)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	3.63	4.72	(1.52)	6.46	8.80	6.94

Total from investment operations	3.80	4.85	(0.88)	6.39	8.76	6.91
Distributions to shareholders from
Net investment income	(0.13)	(0.57)	0.00	0.00	0.00	0.00
Net realized gains	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)	0.00

Total distributions to shareholders	(2.67)	(6.34)	(5.33)	(3.06)	(1.52)	0.00
Net asset value, end of period	$42.99	$41.86	$43.35	$49.56	$46.23	$38.99
Total return[2]	9.28%	12.46%	(2.27)%	14.35%	23.31%	21.54%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.24%	1.26%	1.26%	1.25%
Net expenses	1.21%	1.21%	1.22%	1.22%	1.23%	1.25%
Net investment income (loss)	0.82%	0.33%	1.30%	(0.13)%	(0.08)%	(0.08)%
Supplemental data
Portfolio turnover rate	33%	34%	42%	32%	26%	41%
Net assets, end of period (000s omitted)	$1,453,561	$1,418,614	$390,154	$442,840	$431,201	$399,828

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$40.19	$41.60	$48.09	$45.27	$38.49	$31.91
Net investment income (loss)	0.06 [1]	(0.14)[1]	0.30 [1]	(0.43)[1]	(0.35)[1]	(0.31)[1]
Net realized and unrealized gains (losses) on investments	3.43	4.50	(1.46)	6.31	8.65	6.89

Total from investment operations	3.49	4.36	(1.16)	5.88	8.30	6.58
Distributions to shareholders from
Net realized gains	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)	0.00
Net asset value, end of period	$41.14	$40.19	$41.60	$48.09	$45.27	$38.49
Total return[2]	8.86%	11.61%	(2.98)%	13.48%	22.39%	20.62%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.95%	1.99%	2.01%	2.01%	2.00%
Net expenses	1.96%	1.95%	1.97%	1.97%	1.98%	2.00%
Net investment income (loss)	0.28%	(0.36)%	0.64%	(0.90)%	(0.83)%	(0.83)%
Supplemental data
Portfolio turnover rate	33%	34%	42%	32%	26%	41%
Net assets, end of period (000s omitted)	$521	$1,715	$3,559	$6,316	$9,020	$11,743

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$39.99	$41.60	$48.10	$45.27	$38.49	$31.91
Net investment income (loss)	0.01 [1]	(0.16)[1]	0.26	(0.42)[1]	(0.35)[1]	(0.31)[1]
Net realized and unrealized gains (losses) on investments	3.46	4.51	(1.43)	6.31	8.65	6.89

Total from investment operations	3.47	4.35	(1.17)	5.89	8.30	6.58
Distributions to shareholders from
Net investment income	0.00	(0.19)	0.00	0.00	0.00	0.00
Net realized gains	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)	0.00

Total distributions to shareholders	(2.54)	(5.96)	(5.33)	(3.06)	(1.52)	0.00
Net asset value, end of period	$40.92	$39.99	$41.60	$48.10	$45.27	$38.49
Total return[2]	8.86%	11.62%	(3.01)%	13.48%	22.41%	20.62%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	1.99%	2.01%	2.01%	2.00%
Net expenses	1.96%	1.96%	1.97%	1.97%	1.98%	2.00%
Net investment income (loss)	0.07%	(0.40)%	0.55%	(0.88)%	(0.83)%	(0.83)%
Supplemental data
Portfolio turnover rate	33%	34%	42%	32%	26%	41%
Net assets, end of period (000s omitted)	$34,921	$34,721	$37,196	$42,940	$43,209	$42,720

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Opportunity Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$44.93	$46.11	$52.27	$48.50	$40.74	$33.44
Net investment income	0.24	0.24 [1]	0.79	0.08	0.06 [1]	0.09
Net realized and unrealized gains (losses) on investments	3.89	5.04	(1.62)	6.75	9.22	7.21

Total from investment operations	4.13	5.28	(0.83)	6.83	9.28	7.30
Distributions to shareholders from
Net investment income	(0.18)	(0.69)	0.00	0.00	0.00	0.00
Net realized gains	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)	0.00

Total distributions to shareholders	(2.72)	(6.46)	(5.33)	(3.06)	(1.52)	0.00
Net asset value, end of period	$46.34	$44.93	$46.11	$52.27	$48.50	$40.74
Total return[2]	9.40%	12.68%	(2.04)%	14.60%	23.59%	21.83%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.13%	1.10%	1.10%	1.10%	1.09%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.03%	0.56%	1.52%	0.09%	0.13%	0.17%
Supplemental data
Portfolio turnover rate	33%	34%	42%	32%	26%	41%
Net assets, end of period (000s omitted)	$230,287	$226,140	$223,281	$253,121	$247,230	$395,493

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$45.63	$46.76	$52.82	$48.86	$40.93	$33.52
Net investment income	0.28 [1]	0.35 [1]	0.92 [1]	0.19 [1]	0.17	0.21
Net realized and unrealized gains (losses) on investments	3.97	5.12	(1.65)	6.83	9.28	7.20

Total from investment operations	4.25	5.47	(0.73)	7.02	9.45	7.41
Distributions to shareholders from
Net investment income	(0.26)	(0.83)	0.00	0.00	0.00	0.00
Net realized gains	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)	0.00

Total distributions to shareholders	(2.80)	(6.60)	(5.33)	(3.06)	(1.52)	0.00
Net asset value, end of period	$47.08	$45.63	$46.76	$52.82	$48.86	$40.93
Total return[2]	9.53%	12.97%	(1.81)%	14.89%	23.91%	22.11%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.83%	0.83%	0.83%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.19%	0.79%	1.79%	0.36%	0.41%	0.39%
Supplemental data
Portfolio turnover rate	33%	34%	42%	32%	26%	41%
Net assets, end of period (000s omitted)	$28,811	$17,222	$11,906	$29,335	$14,030	$10,804

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically

20	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	21

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$204,844,505	$0	$0	$204,844,505
Consumer staples	111,220,013	0	0	111,220,013
Energy	146,342,256	0	0	146,342,256
Financials	289,407,198	0	0	289,407,198
Health care	209,697,897	0	0	209,697,897
Industrials	233,305,973	0	0	233,305,973
Information technology	439,854,278	0	0	439,854,278
Materials	71,953,215	0	0	71,953,215
Real estate	28,918,134	0	0	28,918,134

Short-term investments
Investment companies	14,193,391	0	0	14,193,391
Investments measured at net asset value*				21,375,900
Total assets	$1,749,736,860	$0	$0	$1,771,112,760

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $21,375,900 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

22	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six month ended March 31, 2017, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares, 1.00% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six month ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $4,273 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $10,171 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six month ended March 31, 2017, Funds Distributor received $2,995 from the sale of Class A shares and $52 in contingent deferred sales charges from redemptions of Class C shares, respectively.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $568,886,514 and $634,051,277, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six month ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Opportunity Fund	Other information (unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

Other information (unaudited)	Wells Fargo Opportunity Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Opportunity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302890 05-17 SA232/SAR232 03-17

Semi-Annual Report

March 31, 2017

Wells Fargo Special Mid Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.12% and 8.18% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Special Mid Cap Value Fund for the six-month period that ended March 31, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.12% and 8.18% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.18%.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the U.S. Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Meanwhile, rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed some improvement in the first quarter of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up during the quarter. Along with the pickup in inflation, investors appeared to shift

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Special Mid Cap Value Fund	3

from a mindset of very gradual interest-rate increases by the Fed to an anticipation of three or four increases in 2017. The first of these occurred in March; Fed officials raised their short-term target rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., credit spreads narrowed, helping lower-quality credit outperform amid a strong demand for yield. Also, stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets. Thus far in 2017, emerging markets overall have benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market, despite investors’ concern over uncertainties such as the potential impact of an upcoming election in France; a contender for president of France, Marine Le Pen, favored exiting the European Union, which could potentially destabilize or topple the organization.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA®, CPA

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of March 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	12.74	13.41	7.77	19.62	14.76	8.41	1.20	1.20
Class C (WFPCX)	7-31-2007	17.69	13.90	7.61	18.69	13.90	7.61	1.95	1.95
Class R (WFHHX)	9-30-2015	–	–	–	19.31	14.50	8.16	1.45	1.45
Class R6 (WFPRX)	6-28-2013	–	–	–	20.11	15.27	8.86	0.77	0.77
Administrator Class (WFMDX)	4-8-2005	–	–	–	19.69	14.89	8.54	1.12	1.12
Institutional Class (WFMIX)	4-8-2005	–	–	–	20.02	15.22	8.83	0.87	0.87
Russell Midcap® Value Index[4]	–	–	–	–	19.82	14.07	7.47	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Special Mid Cap Value Fund	5

Ten largest holdings (%) as of March 31, 2017[5]
TreeHouse Foods Incorporated	3.10
Harris Corporation	2.94
Republic Services Incorporated	2.91
Fidelity National Information Services Incorporated	2.81
Ameren Corporation	2.52
Molson Coors Brewing Company Class B	2.50
Kansas City Southern	2.30
The Allstate Corporation	2.18
Loews Corporation	2.16
American Electric Power Company Incorporated	2.12

Sector distribution as of March 31, 2017[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Class A, 1.97% for Class C, 1.47% for Class R, 0.79% for Class R6, 1.14% for Administrator Class, and 0.87% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2016	Ending account value 3-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,094.34	$6.16	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Class C
Actual	$1,000.00	$1,090.19	$10.06	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class R
Actual	$1,000.00	$1,092.76	$7.46	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.19	1.43%
Class R6
Actual	$1,000.00	$1,096.29	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Administrator Class
Actual	$1,000.00	$1,094.54	$5.74	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,096.04	$4.44	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 94.98%

Consumer Discretionary: 3.62%

Hotels, Restaurants & Leisure: 0.78%
The Wendy’s Company	3,721,100	$50,644,171

Multiline Retail: 1.78%
Kohl’s Corporation	2,896,900	115,325,589

Specialty Retail: 1.06%
Signet Jewelers Limited	995,400	68,951,358

Consumer Staples: 8.78%

Beverages: 2.50%
Molson Coors Brewing Company Class B	1,700,110	162,717,528

Food & Staples Retailing: 1.21%
The Kroger Company	2,661,600	78,490,584

Food Products: 5.07%
Pinnacle Foods Incorporated	1,202,900	69,611,823
The Hain Celestial Group Incorporated †	1,582,000	58,850,400
TreeHouse Foods Incorporated †	2,375,609	201,119,058

		329,581,281

Energy: 9.15%

Energy Equipment & Services: 5.86%
Baker Hughes Incorporated	2,181,400	130,491,348
Frank’s International N.V. «	2,796,900	29,563,233
National Oilwell Varco Incorporated	2,760,600	110,672,454
Patterson-UTI Energy Incorporated	4,527,500	109,882,425

		380,609,460

Oil, Gas & Consumable Fuels: 3.29%
Anadarko Petroleum Corporation	1,477,500	91,605,000
Cimarex Energy Company	186,010	22,226,335
Hess Corporation	2,073,500	99,963,435

		213,794,770

Financials: 18.59%

Banks: 4.91%
Fifth Third Bancorp	2,655,700	67,454,780
PacWest Bancorp	1,921,207	102,323,485
Regions Financial Corporation	6,879,600	99,960,588
Zions Bancorporation	1,171,800	49,215,600

		318,954,453

Capital Markets: 1.56%
Northern Trust Corporation	1,174,600	101,696,868

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Special Mid Cap Value Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name	Shares	Value

Consumer Finance: 1.34%
Ally Financial Incorporated	4,270,761	$86,824,571

Insurance: 10.78%
Arch Capital Group Limited †	749,460	71,026,324
Brown & Brown Incorporated	2,915,500	121,634,660
FNF Group	2,978,114	115,967,759
Loews Corporation	3,002,500	140,426,925
The Allstate Corporation	1,735,300	141,409,597
Willis Towers Watson plc	839,000	109,816,710

		700,281,975

Health Care: 6.42%

Health Care Equipment & Supplies: 2.37%
Steris plc	1,017,200	70,654,712
Varian Medical Systems Incorporated	912,300	83,137,899

		153,792,611

Health Care Providers & Services: 4.05%
AmerisourceBergen Corporation	746,500	66,065,250
Humana Incorporated	597,800	123,230,492
Patterson Companies Incorporated «	1,634,900	73,946,527

		263,242,269

Industrials: 14.35%

Aerospace & Defense: 3.64%
Raytheon Company	831,400	126,788,500
Rockwell Collins Incorporated	1,128,000	109,596,480

		236,384,980

Commercial Services & Supplies: 4.46%
Republic Services Incorporated	3,010,675	189,100,497
Stericycle Incorporated †	1,211,300	100,404,657

		289,505,154

Machinery: 2.11%
Deere & Company	521,400	56,759,604
Flowserve Corporation	1,658,200	80,290,044

		137,049,648

Marine: 0.17%
Kirby Corporation †	158,500	11,182,175

Road & Rail: 3.97%
Kansas City Southern	1,740,100	149,230,976
Ryder System Incorporated	1,443,100	108,867,464

		258,098,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund	9

Security name	Shares	Value

Information Technology: 13.07%

Communications Equipment: 4.65%
ARRIS International plc †	4,197,300	$111,018,585
Harris Corporation	1,716,100	190,950,447

		301,969,032

IT Services: 7.98%
Amdocs Limited	1,849,800	112,819,302
DST Systems Incorporated	887,082	108,667,545
Fidelity National Information Services Incorporated	2,295,000	182,727,900
Leidos Holdings Incorporated	2,230,500	114,067,770

		518,282,517

Technology Hardware, Storage & Peripherals: 0.44%
Western Digital Corporation	347,500	28,679,175

Materials: 6.80%

Chemicals: 2.47%
International Flavors & Fragrances Incorporated	786,500	104,234,845
PPG Industries Incorporated	534,100	56,123,228

		160,358,073

Construction Materials: 0.99%
Eagle Materials Incorporated	664,000	64,500,960

Containers & Packaging: 3.34%
International Paper Company	1,811,000	91,962,580
Packaging Corporation of America	1,361,300	124,722,306

		216,684,886

Real Estate: 6.40%

Equity REITs: 4.35%
American Campus Communities Incorporated	2,326,785	110,731,698
Corporate Office Properties Trust	1,513,500	50,096,850
Invitation Homes Incorporated †	2,605,828	56,885,225
Mid-America Apartment Communities Incorporated	636,600	64,767,684

		282,481,457

Real Estate Management & Development: 2.05%
CBRE Group Incorporated Class A †	3,598,800	125,202,252
Jones Lang LaSalle Incorporated	75,700	8,436,765

		133,639,017

Telecommunication Services: 1.23%

Diversified Telecommunication Services: 1.23%
CenturyLink Incorporated «	3,404,100	80,234,637

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Special Mid Cap Value Fund	Portfolio of investments—March 31, 2017 (unaudited)

Security name		Shares	Value

Utilities: 6.57%

Electric Utilities: 2.12%
American Electric Power Company Incorporated		2,050,960	$137,680,945

Multi-Utilities: 2.52%
Ameren Corporation		3,002,550	163,909,205

Water Utilities: 1.93%
American Water Works Company Incorporated		1,615,500	125,637,435

Total Common Stocks (Cost $5,352,698,216)			6,171,185,224

	Yield
Short-Term Investments: 7.19%

Investment Companies: 7.19%
Securities Lending Cash Investment LLC (l)(r)(u)	0.98%	114,295,471	114,306,901
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.63	352,587,499	352,587,499

Total Short-Term Investments (Cost $466,894,400)			466,894,400

Total investments in securities (Cost $5,819,592,616) *	102.17%	6,638,079,624
Other assets and liabilities, net	(2.17)	(140,793,218)

Total net assets	100.00%	$6,497,286,406

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,819,687,276 and unrealized gains (losses) consists of:

Gross unrealized gains	$870,826,255
Gross unrealized losses	(52,433,907)

Net unrealized gains	$818,392,348

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including $111,222,326 of securities loaned), at value (cost $5,352,698,216)	$6,171,185,224
In affiliated securities, at value (cost $466,894,400)	466,894,400

Total investments, at value (cost $5,819,592,616)	6,638,079,624
Receivable for investments sold	23,501,732
Receivable for Fund shares sold	68,998,281
Receivable for dividends	7,180,148
Receivable for securities lending income	112,570
Prepaid expenses and other assets	221,117

Total assets	6,738,093,472

Liabilities
Payable for investments purchased	83,564,781
Payable for Fund shares redeemed	36,923,976
Payable upon receipt of securities loaned	114,306,901
Management fee payable	3,918,994
Distribution fees payable	116,274
Administration fees payable	808,951
Accrued expenses and other liabilities	1,167,189

Total liabilities	240,807,066

Total net assets	$6,497,286,406

NET ASSETS CONSIST OF
Paid-in capital	$5,500,322,817
Undistributed net investment income	8,916,348
Accumulated net realized gains on investments	169,560,233
Net unrealized gains on investments	818,487,008

Total net assets	$6,497,286,406

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,047,479,423
Shares outstanding – Class A1	29,214,790
Net asset value per share – Class A	$35.85
Maximum offering price per share – Class A2	$38.04
Net assets – Class C	$172,438,201
Shares outstanding – Class C1	4,985,274
Net asset value per share – Class C	$34.59
Net assets – Class R	$5,406,970
Shares outstanding – Class R1	148,296
Net asset value per share – Class R	$36.46
Net assets – Class R6	$601,892,414
Shares outstanding – Class R6[1]	16,372,326
Net asset value per share – Class R6	$36.76
Net assets – Administrator Class	$1,003,549,351
Shares outstanding – Administrator Class[1]	27,539,476
Net asset value per share – Administrator Class	$36.44
Net assets – Institutional Class	$3,666,520,047
Shares outstanding – Institutional Class[1]	99,811,480
Net asset value per share – Institutional Class	$36.73

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Special Mid Cap Value Fund	Statement of operations—six months ended March 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $26,458)	$49,842,979
Income from affiliated securities	675,535
Securities lending income, net	317,025

Total investment income	50,835,539

Expenses
Management fee	19,636,494
Administration fees
Class A	1,499,918
Class C	150,658
Class R	3,618
Class R6	70,385
Administrator Class	602,431
Institutional Class	1,816,684
Shareholder servicing fees
Class A	1,785,616
Class C	179,355
Class R	4,307
Administrator Class	1,158,521
Distribution fees
Class C	538,064
Class R	4,307
Custody and accounting fees	120,000
Professional fees	22,433
Registration fees	347,569
Shareholder report expenses	691,860
Trustees’ fees and expenses	10,030
Other fees and expenses	18,947

Total expenses	28,661,197

Net investment income	22,174,342

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	201,481,955
Net change in unrealized gains (losses) on investments	279,366,936

Net realized and unrealized gains (losses) on investments	480,848,891

Net increase in net assets resulting from operations	$503,023,233

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Special Mid Cap Value Fund	13

	Six months ended March 31, 2017 (unaudited)		Year ended September 30, 2016

Operations
Net investment income		$22,174,342		$29,787,605
Net realized gains on investments		201,481,955		1,165,809
Net change in unrealized gains (losses) on investments		279,366,936		524,769,917

Net increase in net assets resulting from operations		503,023,233		555,723,331

Distributions to shareholders from
Net investment income
Class A		(7,950,644)		(3,106,870)
Class C		(22,847)		(20,450)
Class R		(20,893)		(195)
Class R6		(4,366,000)		(1,171,323)
Administrator Class		(5,647,480)		(2,729,427)
Institutional Class		(24,469,172)		(3,574,594)
Net realized gains
Class A		(8,040,188)		(40,065,294)
Class C		(774,149)		(2,776,111)
Class R		(15,345)		(920)
Class R6		(2,351,311)		(5,563,069)
Administrator Class		(4,977,762)		(17,677,686)
Institutional Class		(14,258,083)		(17,921,301)

Total distributions to shareholders		(72,893,874)		(94,607,240)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,543,369	334,331,311	32,591,298	1,012,650,670
Class C	1,816,412	61,516,062	2,098,801	62,533,533
Class R	100,250	3,575,702	54,121	1,738,947
Class R6	6,617,572	238,755,996	8,542,115	271,942,094
Administrator Class	5,760,379	205,266,012	36,577,283	1,062,087,191
Institutional Class	41,656,760	1,511,526,025	64,727,505	2,061,463,035
Investor Class	N/A	N/A	231,357 [1]	7,299,395 [1]

		2,354,971,108		4,479,714,865

Reinvestment of distributions
Class A	430,399	15,319,605	1,432,793	41,899,896
Class C	21,636	747,041	91,890	2,596,151
Class R	1,001	36,238	37	1,115
Class R6	184,501	6,716,953	223,787	6,734,392
Administrator Class	293,544	10,613,440	684,328	20,395,161
Institutional Class	939,200	34,186,140	647,950	19,486,743

		67,619,417		91,113,458

Payment for shares redeemed
Class A	(21,918,606)	(783,413,556)	(9,893,268)	(302,160,382)
Class C	(488,453)	(16,426,181)	(742,121)	(22,059,406)
Class R	(5,583)	(201,666)	(2,344)	(77,354)
Class R6	(1,437,792)	(51,662,158)	(1,208,673)	(38,504,373)
Administrator Class	(3,289,645)	(117,578,563)	(25,433,290)	(773,879,830)
Institutional Class	(11,195,450)	(401,631,960)	(10,381,138)	(332,586,897)
Investor Class	N/A	N/A	(17,217,665)[1]	(549,439,619)[1]

		(1,370,914,084)		(2,018,707,861)

Net increase in net assets resulting from capital share transactions		1,051,676,441		2,552,120,462

Total increase in net assets		1,481,805,800		3,013,236,553

Net assets
Beginning of period		5,015,480,606		2,002,244,053

End of period		$6,497,286,406		$5,015,480,606

Undistributed net investment income		$8,916,348		$29,219,042

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$33.12	$29.91	$32.68	$30.36	$22.83	$17.84
Net investment income	0.10 [1]	0.19	0.25	0.12 [1]	0.15 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	3.01	4.23	0.07	4.47	7.60	4.94

Total from investment operations	3.11	4.42	0.32	4.59	7.75	5.02
Distributions to shareholders from
Net investment income	(0.19)	(0.08)	(0.18)	(0.09)	(0.22)	(0.03)
Net realized gains	(0.19)	(1.13)	(2.91)	(2.18)	0.00	0.00

Total distributions to shareholders	(0.38)	(1.21)	(3.09)	(2.27)	(0.22)	(0.03)
Net asset value, end of period	$35.85	$33.12	$29.91	$32.68	$30.36	$22.83
Total return[2]	9.43%	15.34%	0.69%	15.70%	34.23%	28.18%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.25%	1.28%	1.29%	1.30%
Net expenses	1.18%	1.19%	1.24%	1.25%	1.25%	1.25%
Net investment income	0.56%	0.82%	0.85%	0.38%	0.54%	0.38%
Supplemental data
Portfolio turnover rate	37%	30%	58%	58%	87%	87%
Net assets, end of period (000s omitted)	$1,047,479	$1,363,213	$509,386	$110,219	$38,119	$9,545

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$31.91	$29.00	$31.82	$29.73	$22.38	$17.60
Net investment income (loss)	(0.01)	0.03	0.02 [1]	(0.04)	(0.07)[1]	(0.03)
Net realized and unrealized gains (losses) on investments	2.89	4.02	0.07	4.31	7.49	4.81

Total from investment operations	2.88	4.05	0.09	4.27	7.42	4.78
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0.00	0.00	(0.07)	0.00
Net realized gains	(0.19)	(1.13)	(2.91)	(2.18)	0.00	0.00

Total distributions to shareholders	(0.20)	(1.14)	(2.91)	(2.18)	(0.07)	0.00
Net asset value, end of period	$34.59	$31.91	$29.00	$31.82	$29.73	$22.38
Total return[2]	9.02%	14.47%	(0.05)%	14.86%	33.23%	27.16%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	2.00%	2.03%	2.04%	2.06%
Net expenses	1.93%	1.94%	1.99%	2.00%	2.00%	2.00%
Net investment income (loss)	(0.16)%	0.03%	0.08%	(0.38)%	(0.25)%	(0.35)%
Supplemental data
Portfolio turnover rate	37%	30%	58%	58%	87%	87%
Net assets, end of period (000s omitted)	$172,438	$116,022	$63,431	$29,217	$14,913	$2,770

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS R		2016	2015[1]
Net asset value, beginning of period	$33.78	$30.70	$30.70
Net investment income	0.07 [2]	0.12 [2]	0.00
Net realized and unrealized gains (losses) on investments	3.06	4.32	0.00

Total from investment operations	3.13	4.44	0.00
Distributions to shareholders from
Net investment income	(0.26)	(0.23)	0.00
Net realized gains	(0.19)	(1.13)	0.00

Total distributions to shareholders	(0.45)	(1.36)	0.00
Net asset value, end of period	$36.46	$33.78	$30.70
Total return[3]	9.28%	15.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.44%	0.00%
Net expenses	1.43%	1.44%	0.00%
Net investment income	0.36%	0.37%	0.00%
Supplemental data
Portfolio turnover rate	37%	30%	58%
Net assets, end of period (000s omitted)	$5,407	$1,778	$25

[1]	The class commenced operations on September 30, 2015. Information represents activity for the one day of operation.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$34.03	$30.71	$33.39	$30.90	$28.69
Net investment income	0.17	0.38 [2]	0.41 [2]	0.41 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	3.10	4.30	0.05	4.43	2.15

Total from investment operations	3.27	4.68	0.46	4.84	2.21
Distributions to shareholders from
Net investment income	(0.35)	(0.23)	(0.23)	(0.17)	0.00
Net realized gains	(0.19)	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(0.54)	(1.36)	(3.14)	(2.35)	0.00
Net asset value, end of period	$36.76	$34.03	$30.71	$33.39	$30.90
Total return[3]	9.63%	15.84%	1.14%	16.29%	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.79%	0.80%	0.81%
Net expenses	0.75%	0.76%	0.79%	0.80%	0.81%
Net investment income	1.02%	1.21%	1.26%	1.22%	0.73%
Supplemental data
Portfolio turnover rate	37%	30%	58%	58%	87%
Net assets, end of period (000s omitted)	$601,892	$374,557	$105,973	$4,013	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$33.67	$30.45	$33.14	$30.71	$23.09	$18.04
Net investment income	0.12 [1]	0.26	0.31 [1]	0.15	0.20 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	3.06	4.26	0.05	4.55	7.67	4.99

Total from investment operations	3.18	4.52	0.36	4.70	7.87	5.10
Distributions to shareholders from
Net investment income	(0.22)	(0.17)	(0.14)	(0.09)	(0.25)	(0.05)
Net realized gains	(0.19)	(1.13)	(2.91)	(2.18)	0.00	0.00

Total distributions to shareholders	(0.41)	(1.30)	(3.05)	(2.27)	(0.25)	(0.05)
Net asset value, end of period	$36.44	$33.67	$30.45	$33.14	$30.71	$23.09
Total return[2]	9.45%	15.42%	0.84%	15.89%	34.41%	28.30%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.12%	1.12%	1.13%	1.14%
Net expenses	1.10%	1.10%	1.11%	1.12%	1.13%	1.13%
Net investment income	0.66%	0.88%	0.95%	0.48%	0.71%	0.50%
Supplemental data
Portfolio turnover rate	37%	30%	58%	58%	87%	87%
Net assets, end of period (000s omitted)	$1,003,549	$834,134	$394,188	$187,968	$117,087	$61,596

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2017 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$34.00	$30.70	$33.38	$30.91	$23.15	$18.10
Net investment income	0.16	0.35 [1]	0.41 [1]	0.24	0.20 [1]	0.16
Net realized and unrealized gains (losses) on investments	3.09	4.29	0.04	4.57	7.81	5.01

Total from investment operations	3.25	4.64	0.45	4.81	8.01	5.17
Distributions to shareholders from
Net investment income	(0.33)	(0.21)	(0.22)	(0.16)	(0.25)	(0.12)
Net realized gains	(0.19)	(1.13)	(2.91)	(2.18)	0.00	0.00

Total distributions to shareholders	(0.52)	(1.34)	(3.13)	(2.34)	(0.25)	(0.12)
Net asset value, end of period	$36.73	$34.00	$30.70	$33.38	$30.91	$23.15
Total return[2]	9.60%	15.73%	1.10%	16.17%	34.90%	28.65%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.85%	0.85%	0.85%	0.87%
Net expenses	0.85%	0.86%	0.85%	0.85%	0.85%	0.87%
Net investment income	0.92%	1.07%	1.23%	0.81%	0.72%	0.76%
Supplemental data
Portfolio turnover rate	37%	30%	58%	58%	87%	87%
Net assets, end of period (000s omitted)	$3,666,520	$2,325,777	$411,919	$174,989	$66,056	$125,623

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Special Mid Cap Value Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $49,637 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$234,921,118	$0	$0	$234,921,118
Consumer staples	570,789,393	0	0	570,789,393
Energy	594,404,230	0	0	594,404,230
Financials	1,207,757,867	0	0	1,207,757,867
Health care	417,034,880	0	0	417,034,880
Industrials	932,220,397	0	0	932,220,397
Information technology	848,930,724	0	0	848,930,724
Materials	441,543,919	0	0	441,543,919
Real estate	416,120,474	0	0	416,120,474
Telecommunication services	80,234,637	0	0	80,234,637
Utilities	427,227,585	0	0	427,227,585

Short-term investments
Investment companies	352,587,499	0	0	352,587,499
Investments measured at net asset value*				114,306,901
Total assets	$6,523,772,723	$0	$0	$6,638,079,624

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $114,306,901 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2017, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Special Mid Cap Value Fund	23

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 1.47% for Class R shares, 0.79% for Class R6 shares, 1.14% for Administration Class shares, and 0.87% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended March 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,405 certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,058 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2017, Funds Distributor received $120,689 from the sale of Class A shares and $816 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2017 were $3,000,126,818 and $2,029,903,289, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Special Mid Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Special Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Special Mid Cap Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Special Mid Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302891 05-17 SA234/SAR234 03-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	May 24, 2017

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	May 24, 2017

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 24, 2017